SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Max-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

Federated Max-Cap Fund gives you a highly efficient way to pursue the broad performance of the U.S. stock market. The fund is managed passively to closely mirror the Standard & Poor's 500 Composite Stock Price Index, a classic benchmark of overall stock market performance that includes 500 stocks in industry, transportation, finance, and public utilities. Stocks in the fund's portfolio are generally weighted in the same proportions as stocks in the S&P
500. 1

During the six-month reporting period, the fund produced a very strong total return of 21.99% for Institutional Shares, 21.78% for Institutional Service Shares and 21.38% for Class C Shares. 2 Institutional Shares paid dividend income distributions totaling $0.14 per share and capital gains distributions totaling $0.22 per share, while net asset value increased by $4.63. Institutional Service Shares paid dividend income distributions totaling $0.11 per share and capital gains distributions totaling $0.22 per share, while net asset value increased by $4.61. Class C Shares paid dividend income distributions totaling $0.03 per share and capital gains distributions totaling $0.22 per share, while net asset value increased by $4.59. The fund's net assets reached $2.7 billion on the last day of the reporting period.

Thank you for investing your money in the broad long-term growth potential of stocks through the diversification and professional management of Federated Max-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Federated Max-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Composite Stock Price Index. "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's Ratings Group ("S&P") and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. This index is unmanaged. Actual investments may not be made in an index.

2 Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The fund's total return for Institutional, Institutional Service, and Class C Shares for the six months ended April 30, 1999 were 21.99%, 21.78% and 21.38% respectively. 1 The target index, the Standard & Poor's 500 Composite Stock Price Index (the "Index"), had a total return of 22.31% during the reporting period. Share class performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

Despite a downturn early in 1999, the U.S. stock market continued its strong climb in the last six months. A much-anticipated milestone, the Dow Jones Industrials Average reaching 10,000, was surpassed in the first quarter of 1999. Investors found reasons for optimism in the strength of the U.S. economy, a stabilization in some of the problem economies in Asia, signs of stronger corporate earnings, and relatively stable interest rates.

During the last reporting period large company stocks continued to outperform stocks of medium and smaller-size companies. However, the month of April showed a reversal of this pattern. Investors may be losing faith in "nifty fifty" large-cap growth stocks and turning their attention to medium and smaller companies which look relatively cheap.

During the reporting period investment banking, broadcast/media, and transportation were among the strongest performing sectors while distribution, tobacco, and gold were among the worst performing sectors in the Index.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)




SHARES                                                       VALUE
                   COMMON STOCKS-92.2% 1
                   BASIC MATERIALS-3.3%
         52,100    Air Products & Chemicals,
                   Inc.                             $     2,448,700
         51,200    Alcan Aluminum, Ltd.                   1,625,600
         82,600    Alcoa, Inc.                            5,141,850
         44,192    Allegheny Teledyne, Inc.                 988,796
        133,582    Archer-Daniels-Midland Co.             2,003,730
          8,700    ASARCO, Inc.                             159,863
         84,000    Barrick Gold Corp.                     1,690,500
         51,700    Battle Mountain Gold Co.                 145,406
         11,800    Bemis Co., Inc.                          413,000
         29,300  2 Bethlehem Steel Corp.                    267,362
         12,700    Boise Cascade Corp.                      511,175
         21,500    Champion International Corp.           1,175,781
         20,050    Cyprus Amax Minerals                     308,269
         49,800    Dow Chemical Co.                       6,533,137
        255,700    Du Pont (E.I.) de Nemours & Co.       18,058,812
         17,825    Eastman Chemical Co.                     992,630
         29,080    Ecolab, Inc.                           1,219,543
         32,262    Engelhard Corp.                          619,027
          7,400  2 FMC Corp.                                481,000
         38,000    Freeport-McMoRan Copper &
                   Gold, Inc., Class B                      581,875
         20,100    Georgia-Pacific Corp.                  1,859,250
         16,700    Goodrich (B.F.) Co.                      663,825
         16,500  2 Grace (W.R.) & Co.                       262,969
         13,300    Great Lakes Chemical Corp.               635,906
         22,600    Hercules, Inc.                           854,562
         53,800    Homestake Mining Co.                     514,462
         23,900    International Flavors &
                   Fragrances, Inc.                         944,050
         69,176    International Paper Co.                3,687,945
         24,500    Louisiana-Pacific Corp.                  509,906
         23,100    Mead Corp.                               965,869
        141,000    Monsanto Co.                           6,380,250
         28,000    Morton International, Inc.             1,130,500
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   BASIC MATERIALS-CONTINUED
         14,700    Nalco Chemical Co.               $       537,469
         37,657    Newmont Mining Corp.                     906,122
         19,700    Nucor Corp.                            1,156,143
         39,900    PPG Industries, Inc.                   2,591,006
         13,000    Phelps Dodge Corp.                       822,250
         54,420    Pioneer Hi-Bred International          2,033,947
         56,300    Placer Dome, Inc.                        795,237
          6,500    Potlatch Corp.                           269,344
         35,500    Praxair, Inc.                          1,837,125
         15,500    Reynolds Metals Co.                      966,812
         38,100    Rohm & Haas Co.                        1,707,356
         22,600    Sigma-Aldrich Corp.                      734,500
         12,500    Temple-Inland, Inc.                      862,500
         19,920    USX-U.S. Steel Group, Inc.               602,580
         15,600    Union Camp Corp.                       1,238,250
         29,900    Union Carbide Corp.                    1,551,062
         22,750    Westvaco Corp.                           679,656
         44,800    Weyerhaeuser Co.                       3,007,200
         25,000    Willamette Industries, Inc.            1,168,750
         20,750    Worthington Industries, Inc.             286,609
                   TOTAL                                 87,529,468
                   CAPITAL GOODS-7.6%
        126,100    Allied-Signal, Inc.                    7,408,375
         26,200    Avery Dennison Corp.                   1,788,150
          6,900    Ball Corp.                               379,069
        224,908    Boeing Co.                             9,136,887
          5,300    Briggs & Stratton Corp.                  349,469
         39,135    Browning-Ferris
                   Industries, Inc.                       1,560,508
         16,400    Case Corp.                               567,850
         80,700    Caterpillar, Inc.                      5,195,062
         25,000    Cooper Industries, Inc.                1,209,375
         52,000    Corning, Inc.                          2,977,000
         15,475    Crane Co.                                447,808
         27,500    Crown Cork & Seal Co., Inc.              893,750
          9,400    Cummins Engine Co., Inc.                 502,900
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   CAPITAL GOODS-CONTINUED
         53,700    Deere & Co.                      $     2,309,100
         50,200    Dover Corp.                            1,854,262
         16,100    Eaton Corp.                            1,476,169
         99,100    Emerson Electric Co.                   6,391,950
         17,000    Fluor Corp.                              567,375
          9,200    Foster Wheeler Corp.                     124,200
         28,540    General Dynamics Corp.                 2,004,935
        744,200    General Electric Co.                  78,513,100
         10,278    Harnischfeger Industries, Inc.           100,210
         28,300    Honeywell, Inc.                        2,681,425
         56,300    Illinois Tool Works, Inc.              4,335,100
         37,400    Inco Ltd.                                717,612
         37,000    Ingersoll-Rand Co.                     2,559,937
         19,100    Johnson Controls, Inc.                 1,393,105
         88,376    Lockheed Martin Corp.                  3,805,691
         13,300    McDermott International, Inc.            385,700
          8,600    Milacron, Inc.                           197,800
          9,900    Millipore Corp.                          303,806
         90,300    Minnesota Mining &
                   Manufacturing Co.                      8,036,700
         19,917    Moore Corp. Ltd.                         199,170
          1,848    NACCO Industries, Inc., Class A          149,341
          9,200    National Service
                   Industries, Inc.                         358,225
         15,570  2 Navistar International Corp.             814,506
         15,500    Northrop Grumman, Corp.                  991,031
         35,000  2 Owens-Illinois, Inc.                   1,015,000
         17,580    PACCAR, Inc.                             984,480
         27,933    Pall Corp.                               515,015
         24,500    Parker-Hannifin Corp.                  1,149,969
         61,400    Pitney Bowes, Inc.                     4,294,162
         18,200    Raychem Corp.                            481,162
         43,000    Rockwell International Corp.           2,219,874
         18,800  2 Sealed Air Corp.                       1,143,275
         57,100  2 Solectron Corp.                        2,769,350
         38,300    Tenneco, Inc.                          1,034,100
         35,700    Textron, Inc.                          3,288,862
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   CAPITAL GOODS-CONTINUED
         35,700  2 Thermo Electron Corp.            $       573,431
         12,800    Thomas & Betts Corp.                     537,600
         14,000    Timken Co.                               312,375
        185,115    Tyco International Ltd.               15,040,594
         50,800    United Technologies Corp.              7,359,650
        135,928    Waste Management, Inc.                 7,679,932
                   TOTAL                                203,085,484
                   COMMUNICATION SERVICES-8.4%
        714,772    AT&T Corp.                            36,095,986
        128,800  2 Airtouch Communications, Inc.         12,026,700
         61,800    Alltel Corp.                           4,167,637
        248,300    Ameritech Corp.                       16,993,031
        352,584    Bell Atlantic Corp.                   20,317,653
        442,900    BellSouth Corp.                       19,819,775
         31,200    Century Telephone
                   Enterprises, Inc.                      1,255,800
         59,300  2 Clear Channel
                   Communications, Inc.                   4,121,350
         38,600    Frontier Corp.                         2,130,237
        219,200    GTE Corp.                             14,672,700
        416,397  2 MCI Worldcom, Inc.                    34,222,628
        136,600  2 MediaOne Group, Inc.                  11,141,438
         64,700  2 NEXTEL Communications,
                   Inc., Class A                          2,648,656
        444,246    SBC Communications, Inc.              24,877,776
        101,500    Sprint Corp.                          10,410,094
         98,950  2 Sprint PCS Group                       4,193,006
        113,155    U.S. West, Inc.                        5,919,421
                   TOTAL                                225,013,888
                   CONSUMER CYCLICALS-8.2%
         15,900    American Greetings Corp.,
                   Class A                                  416,381
          9,000    Armstrong World
                   Industries, Inc.                         492,750
         34,400  2 AutoZone, Inc.                         1,032,000
         20,400    Black & Decker Corp.                   1,157,700
         22,900    Block (H&R), Inc.                      1,102,062
         21,600    Brunswick Corp.                          518,400
        192,029  2 Cendant Corp.                          3,456,522
         13,400    Centex Corp.                             489,937
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   CONSUMER CYCLICALS-CONTINUED
         22,600    Circuit City Stores, Inc.        $     1,389,900
         24,600  2 Consolidated Stores Corp.                845,625
         16,900    Cooper Tire & Rubber Co.                 370,744
         48,750  2 Costco Cos., Inc.                      3,945,703
         37,245    Dana Corp.                             1,755,171
         30,100    Danaher Corp.                          1,999,769
         99,000    Dayton-Hudson Corp.                    6,663,937
         24,000    Dillards, Inc., Class A                  664,500
         41,550    Dollar General Corp.                   1,456,847
         21,100    Dow Jones & Co.                        1,149,950
         37,600    Dun & Bradstreet Corp.                 1,381,800
         46,100  2 Federated Department
                   Stores, Inc.                           2,152,294
          7,800    Fleetwood Enterprises, Inc.              192,562
        274,800    Ford Motor Co.                        17,570,025
         16,200  2 Fruit of the Loom, Inc.,
                   Class A                                  173,137
         63,400    Gannett Co., Inc.                      4,489,512
        130,450    Gap (The), Inc.                        8,683,078
        147,300    General Motors Corp.                  13,100,494
         40,450    Genuine Parts Co.                      1,213,500
         35,100    Goodyear Tire & Rubber Co.             2,007,281
         16,000    Harcourt General, Inc.                   763,000
         28,450  2 Harrah's Entertainment, Inc.             625,900
         44,100    Hasbro, Inc.                           1,504,912
         58,700    Hilton Hotels Corp.                      917,187
        334,800    Home Depot, Inc.                      20,067,075
         72,100    IMS Health, Inc.                       2,163,000
         25,400    ITT Industries, Inc.                     914,400
         31,250    Interpublic Group Cos., Inc.           2,423,828
          8,352    Jostens, Inc.                            179,046
        111,000  2 K Mart Corp.                           1,651,125
         10,800    Kaufman & Broad Homes Corp.              262,575
         17,700    Knight-Ridder, Inc.                      952,481
         35,600  2 Kohl's Corp.                           2,365,175
         74,200    Laidlaw, Inc.                            468,387
         51,264    Limited, Inc.                          2,242,800
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   CONSUMER CYCLICALS-CONTINUED
         14,500    Liz Claiborne, Inc.              $       479,406
         79,300    Lowe's Cos., Inc.                      4,183,075
         56,300    Marriott International,
                   Inc., Class A                          2,357,562
         76,400    Masco Corp.                            2,244,250
         64,725    Mattel, Inc.                           1,674,759
         78,900    May Department Stores Co.              3,141,206
         20,300    Maytag Corp.                           1,388,012
         44,200    McGraw-Hill Cos., Inc.                 2,442,050
         11,800    Meredith Corp.                           432,912
         40,500  2 Mirage Resorts, Inc.                     908,719
         41,200    New York Times Co., Class A            1,421,400
         64,400    Nike, Inc., Class B                    4,004,875
         33,500    Nordstrom, Inc.                        1,178,781
         38,000    Omnicom Group, Inc.                    2,755,000
         12,200    Owens Corning                            434,625
         57,200    Penney (J.C.) Co., Inc.                2,609,750
         11,556    Pep Boys-Manny Moe & Jack                165,395
          9,700    Pulte Corp.                              219,462
         12,700  2 Reebok International Ltd.                238,919
          8,100    Russell Corp.                            179,212
         86,200    Sears, Roebuck & Co.                   3,965,200
         61,500    Service Corp. International            1,276,125
         38,700    Sherwin-Williams Co.                   1,204,537
         13,100    Snap-On Tools Corp.                      426,569
          4,300    Springs Industries, Inc.,
                   Class A                                  160,712
         20,000    Stanley Works                            608,750
        105,200  2 Staples, Inc.                          3,156,000
         72,500    TJX Cos., Inc.                         2,415,156
         27,000    TRW, Inc.                              1,132,312
         22,230    Tandy Corp.                            1,610,286
         19,000    Times Mirror Co., Class A              1,111,500
         59,300  2 Toys 'R' Us, Inc.                      1,289,775
         26,700    Tribune Co.                            2,227,781
         27,000    V.F. Corp.                             1,390,500
      1,014,200    Wal-Mart Stores, Inc.                 46,653,200
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   CONSUMER CYCLICALS-CONTINUED
         17,100    Whirlpool Corp.                  $     1,135,012
                   TOTAL                                219,595,257
                   CONSUMER STAPLES-11.1%
         12,400    Alberto-Culver Co., Class B              308,450
         55,300    Albertsons, Inc.                       2,847,950
         61,800    American Stores Co.                    1,950,562
        107,600    Anheuser-Busch Cos., Inc.              7,868,250
         59,100    Avon Products, Inc.                    3,209,869
         64,300    BestFoods                              3,227,056
         15,500    Brown-Forman Corp., Class B            1,142,156
         87,800    CVS Corp.                              4,181,475
        100,800    Campbell Soup Co.                      4,132,800
         60,950    Cardinal Health, Inc.                  3,645,572
         26,400    Clorox Co.                             3,045,900
         88,200    Coca Cola Enterprises, Inc.            3,042,900
        559,900    Coca-Cola Co.                         38,073,200
         65,900    Colgate-Palmolive Co.                  6,750,631
        110,100    ConAgra, Inc.                          2,738,737
          8,200    Coors Adolph Co., Class B                438,700
         31,300    Darden Restaurants, Inc.                 698,381
         18,100    Deluxe Corp.                             626,713
        466,900    Disney (Walt) Co.                     14,824,075
         30,600    Donnelley (R.R.) & Sons Co.            1,082,475
         49,600    Fort James Corp.                       1,884,800
         38,500    Fortune Brands, Inc.                   1,520,750
         34,400    General Mills, Inc.                    2,515,500
        251,900    Gillette Co.                          13,146,031
          8,600    Great Atlantic & Pacific
                   Tea Co., Inc.                            264,450
         81,500    Heinz (H.J.) Co.                       3,805,031
         32,200    Hershey Foods Corp.                    1,694,525
         91,200    Kellogg Co.                            3,374,400
        121,948    Kimberly-Clark Corp.                   7,476,937
         16,500  2 King World Productions, Inc.             581,625
         57,700  2 Kroger Co., Inc.                       3,133,831
          8,800    Longs Drug Stores Corp.                  302,500
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   CONSUMER STAPLES-CONTINUED
        304,600    McDonald's Corp.                 $    12,907,425
         61,126    McKesson HBOC, Inc.                    2,139,410
         34,800  2 Meyer (Fred), Inc.                     1,883,550
         63,244    Newell Rubbermaid, Inc.                3,000,137
        330,300    PepsiCo, Inc.                         12,200,456
        553,000    Philip Morris Cos., Inc.              19,389,563
        301,600    Procter & Gamble Co.                  28,293,850
         30,700    Quaker Oats Co.                        1,982,069
         73,100    RJR Nabisco Holdings Corp.             1,882,325
         74,600    Ralston Purina Co.                     2,275,300
         58,200    Rite Aid Corp.                         1,356,787
        109,400  2 Safeway, Inc.                          5,900,762
        205,600    Sara Lee Corp.                         4,574,600
         88,700    Seagram Co. Ltd.                       5,089,163
         27,100    Supervalu, Inc.                          565,713
         75,200    Sysco Corp.                            2,232,500
        278,680    Time Warner, Inc.                     19,507,600
         34,330  2 Tricon Global Restaurants, Inc.        2,209,994
         13,100    Tupperware Corp.                         310,306
         41,900    UST, Inc.                              1,167,963
        144,100    Unilever N.V.                          9,357,494
        156,536  2 Viacom, Inc., Class B                  6,398,409
        224,500    Walgreen Co.                           6,033,438
         28,300    Wendy's International, Inc.              765,869
         33,400    Winn-Dixie Stores, Inc.                1,196,138
         26,200    Wrigley (Wm.), Jr. Co.                 2,323,613
                   TOTAL                                298,480,666
                   ENERGY -5.8%
         40,600  2 AES Corp.                              2,030,000
         20,300    Amerada-Hess Corp.                     1,157,100
         27,100    Anadarko Petroleum Corp.               1,028,106
         22,000    Apache Corp                              675,125
         17,200    Ashland, Inc.                            726,700
         72,300    Atlantic Richfield Co.                 6,068,681
         73,590    Baker Hughes, Inc.                     2,198,501
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   ENERGY-CONTINUED
         39,865    Burlington Resources, Inc.       $     1,836,282
         23,400    CMS Energy Corp.                       1,030,068
        146,900    Chevron Corp.                         14,653,275
        552,200    Exxon Corp.                           45,867,113
         99,000    Halliburton Co.                        4,219,875
         11,300    Helmerich & Payne, Inc.                  290,975
         19,476    Kerr-McGee Corp.                         825,296
        177,100    Mobil Corp.                           18,551,225
         77,900    Occidental Petroleum Corp.             1,572,606
         57,300    Phillips Petroleum Co.                 2,900,813
         18,600  2 Rowan Companies, Inc.                    297,600
        487,000    Royal Dutch Petroleum Co., ADR        28,580,813
        122,900    Schlumberger Ltd.                      7,850,238
         21,037    Sunoco, Inc.                             752,073
        120,300    Texaco, Inc.                           7,548,825
         69,200    USX Marathon Group                     2,162,500
         56,494    Union Pacific Resources
                   Group, Inc.                              790,916
         54,300    Unocal Corp.                           2,256,844
                   TOTAL                                155,871,550
                   FINANCIALS-15.2%
         38,250    AON Corp.                              2,620,125
         32,155    Aetna, Inc.                            2,819,592
        184,710    Allstate Corp.                         6,718,826
        102,800    American Express Co.                  13,434,675
         56,730    American General Corp.                 4,198,020
        278,133    American International
                   Group, Inc.                           32,663,244
         26,000    Amsouth Bancorporation                 1,236,625
        165,332    Associates First Capital
                   Corp., Class A                         7,326,274
         70,600    BB&T Corp.                             2,819,588
        267,086    Bank One Corporation                  15,758,056
        393,092    Bank of America Corp.                 28,302,624
        171,200    Bank of New York Co., Inc.             6,848,000
         66,300    BankBoston Corp.                       3,248,700
         21,500    Bankers Trust New York Corp.           1,936,344
         26,625    Bear Stearns Cos., Inc.                1,241,391
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   FINANCIALS-CONTINUED
         46,500    CIGNA Corp.                      $     4,054,219
         14,800    Capital One Financial Corp.            2,570,575
        192,140    Chase Manhattan Corp.                 15,899,585
         36,700    Chubb Corp.                            2,174,475
         37,600    Cincinnati Financial Corp.             1,518,100
        511,450    Citigroup, Inc.                       38,486,613
         35,050    Comerica, Inc.                         2,280,441
         70,761    Conseco, Inc.                          2,233,394
         25,200    Countrywide Credit
                   Industries, Inc.                       1,141,875
        152,800    Federal Home Loan Mortgage
                   Corp.                                  9,588,200
        235,500    Federal National Mortgage
                   Association                           16,705,781
         60,000    Fifth Third Bancorp                    4,301,250
        222,998    First Union Corp.                     12,348,514
        155,400    Firstar Corp.                          4,671,713
        127,920    Fleet Financial Group, Inc.            5,508,555
         57,000    Franklin Resources, Inc.               2,280,000
         12,800    Golden West Financial Corp.            1,281,600
         52,500    Hartford Financial
                   Services Group, Inc.                   3,094,219
        108,659    Household International, Inc.          5,466,906
         47,500    Huntington Bancshares, Inc.            1,683,281
         39,300    J.P. Morgan & Co., Inc.                5,295,675
         23,837    Jefferson-Pilot Corp.                  1,606,018
        102,500    KeyCorp                                3,171,094
         26,100    Lehman Brothers Holdings, Inc.         1,450,181
         22,700    Lincoln National Corp.                 2,180,619
         25,600    Loews Corp.                            1,873,600
         22,400    MBIA Inc.                              1,506,400
        180,427    MBNA Corp.                             5,085,786
         24,700    MGIC Investment Corp.                  1,199,494
         57,900    Marsh & McLennan Cos., Inc.            4,432,969
         58,800    Mellon Bank Corp.                      4,369,575
         35,400    Mercantile Bancorporation, Inc.        2,017,800
         79,800    Merrill Lynch & Co., Inc.              6,698,213
        130,057    Morgan Stanley, Dean
                   Witter & Co.                          12,900,029
         74,400    National City Corp.                    5,338,200
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   FINANCIALS-CONTINUED
         67,700    PNC Bank Corp.                   $     3,918,138
         16,300    Progressive Corp., Ohio                2,339,050
         30,400    Provident Cos., Inc.                   1,197,000
         31,900    Providian Financial Corp.              4,117,094
         49,800    Regions Financial Corp.                1,879,950
         24,100    Republic New York Corp.                1,415,875
         30,700    SAFECO Corp.                           1,220,325
         37,300    SLM Holding Corp.                      1,592,244
         90,275    Schwab (Charles) Corp.                 9,907,681
         37,000    SouthTrust Corp.                       1,474,219
         53,052    St. Paul Cos., Inc.                    1,521,929
         36,100    State Street Corp.                     3,158,750
         39,100    Summit Bancorp                         1,656,863
         71,500    SunTrust Banks, Inc.                   5,112,250
         60,150    Synovus Financial Corp.                1,330,819
         31,600    Torchmark Corp.                        1,080,325
         28,100    Transamerica Corp.                     2,002,125
        163,365    U.S. Bancorp, Inc.                     6,054,715
         31,100    UNUM Corp.                             1,698,838
         30,600    Union Planters Corp.                   1,310,063
         45,600    Wachovia Corp.                         4,007,100
        133,576    Washington Mutual, Inc.                5,493,313
        373,360    Wells Fargo Co.                       16,124,485
                   TOTAL                                407,200,184
                   HEALTH CARE-9.9%
        344,700    Abbott Laboratories                   16,696,406
         14,900    Allergan, Inc.                         1,339,138
         22,500  2 Alza Corp.                               755,156
        299,300    American Home Products Corp.          18,257,300
        114,600  2 Amgen, Inc.                            7,040,738
         12,200    Bard (C.R.), Inc.                        597,800
         12,600    Bausch & Lomb, Inc.                      945,000
         64,400    Baxter International, Inc.             4,057,200
         55,700    Becton, Dickinson & Co.                2,071,344
         25,300    Biomet, Inc.                           1,037,300
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   HEALTH CARE-CONTINUED
         88,400  2 Boston Scientific Corp.          $     3,762,525
        451,300    Bristol-Myers Squibb Co.              28,685,756
        145,307    Columbia/HCA Healthcare Corp.          3,587,267
         67,800    Guidant Corp.                          3,640,013
         24,950  2 HCR Manor Care, Inc.                     692,363
         95,200  2 HEALTHSOUTH, Corp.                     1,279,250
         37,700  2 Humana, Inc.                             513,663
        305,400    Johnson & Johnson                     29,776,500
            536    Ligand Pharmaceuticals,
                   Inc., Warrants                             2,144
        249,800    Lilly (Eli) & Co.                     18,391,525
         16,100    Mallinckrodt, Inc.                       564,506
        131,500    Medtronic, Inc.                        9,459,781
        541,000    Merck & Co., Inc.                     38,005,250
        294,800    Pfizer, Inc.                          33,920,425
        114,355    Pharmacia & Upjohn, Inc.               6,403,880
        333,800    Schering Plough Corp.                 16,126,713
         18,941  2 St. Jude Medical, Inc.                   527,980
         69,700  2 Tenet Healthcare Corp.                 1,646,663
         42,000    United Healthcare Corp.                2,357,250
        186,600    Warner-Lambert Co.                    12,677,138
         21,500  2 Watson Pharmaceuticals, Inc.             870,750
                   TOTAL                                265,688,724
                   TECHNOLOGY-18.6%
         80,700  2 3Com Corp.                             2,108,288
         14,800    Adobe System, Inc.                       937,950
         32,600  2 Advanced Micro Devices, Inc.             535,863
        233,300  2 America Online, Inc.                  33,303,575
         19,362  2 Andrew Corp.                             269,858
         30,300  2 Apple Computer, Inc.                   1,393,800
         83,200  2 Applied Materials, Inc.                4,461,600
         48,800 2  Ascend Communications                  4,715,300
         13,300    Autodesk, Inc.                           395,675
        139,900    Automatic Data Processing, Inc.        6,225,550
         48,500  2 BMC Software, Inc.                     2,088,531
         37,100  2 Cabletron Systems, Inc.                  350,131
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   TECHNOLOGY-CONTINUED
         32,200  2 Ceridian Corp.                   $     1,179,325
        358,600  2 Cisco Systems, Inc.                   40,902,813
        382,661    Compaq Computer Corp.                  8,538,124
        121,162    Computer Associates
                   International, Inc.                    5,172,103
         35,700  2 Computer Sciences Corp.                2,126,381
         82,800  2 Compuware Corp.                        2,018,250
         11,100  2 Data General Corp.                       129,731
        577,900  2 Dell Computer Corp.                   23,802,256
         10,100    EG & G, Inc.                             315,625
        113,000  2 EMC Corp. Mass                        12,309,938
         72,900    Eastman Kodak Co.                      5,440,163
        110,900    Electronic Data Systems Corp.          5,960,875
         33,200    Equifax, Inc.                          1,193,125
         99,600    First Data Corp.                       4,226,775
         35,200  2 Gateway 2000, Inc.                     2,329,800
         37,700  2 General Instrument Corp.               1,376,050
         21,400    Grainger (W.W.), Inc.                  1,074,013
         18,000    Harris Corp.                             622,125
        233,400    Hewlett-Packard Co.                   18,409,425
         33,100    Ikon Office Solutions, Inc.              399,269
        757,200    Intel Corp.                           46,331,175
        210,000    International Business
                   Machines Corp.                        43,929,375
         19,700  2 KLA-Tencor Corp.                         977,613
         31,800  2 LSI Logic Corp.                        1,081,200
        600,268    Lucent Technologies, Inc.             36,091,114
         55,700    Micron Technology, Inc.                2,067,863
      1,146,200  2 Microsoft Corp.                       93,200,388
            992  2 Momentum Business
                   Applications, Inc.                         7,316
        135,100    Motorola, Inc.                        10,824,888
         37,400  2 National Semiconductor Corp.             467,500
        150,760    Northern Telecom Ltd.                 10,279,948
         79,300  2 Novell, Inc.                           1,764,425
        328,162  2 Oracle Corp.                           8,880,884
         61,300  2 Parametric Technology Corp.              800,731
         36,800    Paychex, Inc.                          1,879,100
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   TECHNOLOGY-CONTINUED
         52,500  2 Peoplesoft, Inc.                 $       718,594
         11,200    Perkin-Elmer Corp.                     1,211,000
          9,900    Polaroid Corp.                           204,188
         75,800    Raytheon Co., Class B                  5,324,950
         17,000    Scientific-Atlanta, Inc.                 539,750
         55,200  2 Seagate Technology, Inc.               1,538,700
          6,000    Shared Medical Systems Corp.             325,875
         42,200  2 Silicon Graphics, Inc.                   538,050
        175,000  2 Sun Microsystems, Inc.                10,467,188
         10,800    Tektronix, Inc.                          261,900
         43,700  2 Tellabs, Inc.                          4,787,881
         87,800    Texas Instruments, Inc.                8,966,575
         57,400  2 Unisys Corp.                           1,804,513
        149,000    Xerox Corp.                            8,753,750
                   TOTAL                                498,338,721
                   TRANSPORTATION-1.2%
         41,000  2 AMR Corp.                              2,862,313
        105,633    Burlington Northern Santa Fe           3,868,809
         49,100    CSX Corp.                              2,418,175
        134,030    Carnival Corp., Class A                5,528,738
         32,600    Delta Air Lines, Inc.                  2,068,063
         33,240  2 FDX Corp.                              3,741,578
         24,700    Kansas City Southern
                   Industries, Inc.                       1,471,194
         85,400    Norfolk Southern Corp.                 2,791,513
         16,400    Ryder Systems, Inc.                      432,550
         75,750    Southwest Airlines Co.                 2,466,609
         20,200  2 US Airways Group, Inc.                 1,099,638
         55,700    Union Pacific Corp.                    3,342,000
                   TOTAL                                 32,091,180
                   UTILITIES-2.9%
         30,900    Ameren Corp.                           1,195,444
         43,100    American Electric Power
                   Co., Inc.                              1,785,956
         33,550    Baltimore Gas & Electric Co.             943,594
        158,900    CBS Corp.                              7,239,881
         34,100    Carolina Power & Light Co.             1,374,656
SHARES                                                       VALUE
                   COMMON STOCKS-continued 1
                   UTILITIES-CONTINUED
         47,900    Central & SouthWest Corp.        $     1,188,519
         35,740    Cinergy Corp.                          1,065,499
         47,900    Coastal Corp.                          1,832,175
         18,750    Columbia Energy Group                    901,172
         83,050    Comcast Corp., Class A                 5,455,347
         52,500    Consolidated Edison Co.                2,385,469
         21,600    Consolidated Natural Gas Co.           1,285,200
         32,700    DTE Energy Co.                         1,334,569
         43,950    Dominion Resources, Inc.               1,807,444
         81,472    Duke Energy Corp.                      4,562,432
          5,100    Eastern Enterprises                      183,281
         79,400    Edison International                   1,945,300
         74,400    Enron Corp.                            5,598,600
         55,500    Entergy Corp.                          1,734,375
         40,700    FPL Group, Inc.                        2,294,463
         53,400    FirstEnergy Corp.                      1,585,313
         28,800    GPU, Inc.                              1,098,000
         10,700    NICOR, Inc.                              389,213
         25,700    New Century Energies, Inc.               899,500
         42,200    Niagara Mohawk Holdings, Inc.            564,425
         34,300    Northern States Power Co.                827,488
          7,100    ONEOK, Inc.                              198,356
         86,100    P G & E Corp.                          2,674,481
         33,991    P P & L Resources, Inc.                  949,624
         66,900    Pacificorp                             1,116,394
         50,400    Peco Energy Co.                        2,390,850
          8,000    Peoples Energy Corp.                     299,000
         51,400    Public Service Enterprises
                   Group, Inc.                            2,056,000
         64,051    Reliant Energy, Inc.                   1,813,442
         54,018    Sempra Energy                          1,120,874
         24,800    Sonat, Inc.                              886,600
        156,900    Southern Co.                           4,246,106
         63,525    Texas Utilities Co.                    2,525,119
SHARES OR
PRINCIPAL
AMOUNT                                                       VALUE
                   COMMON STOCKS-continued 1
                   UTILITIES-CONTINUED
         48,900    Unicom Corp.                     $     1,897,931
         96,300    Williams Cos., Inc. (The)              4,550,175
                   TOTAL                                 78,202,267
                   TOTAL COMMON STOCKS
                   (IDENTIFIED COST $1,352,795,318)   2,471,097,389
                   SHORT-TERM U.S. GOVERNMENT
                   OBLIGATION-0.3% 3
  $   7,500,000    United States Treasury
                   Bill, 6/24/1999
                   (identified cost $7,450,837)           7,454,475
                   REPURCHASE AGREEMENT-7.4% 4
    197,715,000    ABN AMRO, Inc., 4.94%,
                   dated 4/30/1999, due
                   5/3/1999 (at amortized cost)         197,715,000
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST
                   $1,557,961,155) 5                $ 2,676,266,864


1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $212,102,952 at April 30, 1999, which represents 7.9% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.1%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $1,557,961,155. The net unrealized appreciation of investments on a federal tax basis amounts to $1,118,305,709 which is comprised of $1,148,527,992 appreciation and $30,222,283 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($2,680,299,979) at April 30, 1999.

The following acronym is used throughout this portfolio:

ADR -American Depositary Receipt


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)




ASSETS:
Total investments in
securities, at value
(identified and tax cost
$1,557,961,155)                                 $  2,676,266,864
Income receivable                                      2,008,274
Receivable for shares sold                             3,254,776
Receivable for daily
variation margin                                       1,981,250
TOTAL ASSETS                                       2,683,511,164
LIABILITIES:
Payable for investments
purchased                       $ 1,030,068
Payable to Bank                   1,835,608
Accrued expenses                    345,509
TOTAL LIABILITIES                                      3,211,185
Net assets for 97,404,982
shares outstanding                              $  2,680,299,979
NET ASSETS CONSIST OF:
Paid in capital                                 $  1,547,860,662
Net unrealized
appreciation of
investments and futures
contracts                                          1,122,013,619
Accumulated net realized
gain on investments and
futures contracts                                      9,237,954
Undistributed net
investment income                                      1,187,744
TOTAL NET ASSETS                                $  2,680,299,979
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
Net asset value and
offering price per share
($1,927,535,432 /
70,000,552 shares
outstanding)                                              $27.54
Redemption Proceeds Per
Share                                                     $27.54
INSTITUTIONAL SERVICE
SHARES:
Net asset value and
offering price per share
($699,946,285 / 25,477,409
shares outstanding)                                       $27.47
Redemption Proceeds Per
Share                                                     $27.47
CLASS C SHARES:
Net asset value and
offering price per share
($52,818,262 / 1,927,021
shares outstanding)                                       $27.41
Redemption Proceeds Per
Share (99.00/100 of
$27.41) 1                                                 $27.14


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)




INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $21,361)                                            $  14,255,886
Interest                                                                  2,172,061
TOTAL INCOME                                                             16,427,947
EXPENSES:
Investment advisory fee                            $  3,415,613
Custodian fees                                           63,063
Transfer and dividend
disbursing agent fees and
expenses                                                225,971
Directors'/Trustees' fees                                 7,575
Auditing fees                                             7,458
Legal fees                                                3,956
Portfolio accounting fees                               101,358
Distribution services fee-
Institutional Service Shares                            873,520
Distribution services fee-
Class C Shares                                          111,103
Shareholder services fee-
Institutional Shares                                  2,079,978
Shareholder services fee-
Institutional Service  Shares                           727,933
Shareholder services fee-
Class C Shares                                           37,034
Share registration costs                                101,934
Printing and postage                                     23,953
Insurance premiums                                        4,755
Miscellaneous                                            10,645
TOTAL EXPENSES                                        7,795,849
WAIVERS:
Waiver of investment
advisory fee                    $   (387,010)
Waiver of distribution
services fee-Institutional
Service Shares                      (640,581)
Waiver of shareholder
services fee-Institutional
Shares                            (2,079,978)
Waiver of shareholder
services fee-Institutional
Service Shares                       (87,352)
TOTAL WAIVERS                                        (3,194,921)
Net expenses                                                              4,600,928
Net investment income                                                    11,827,019
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS AND
FUTURES CONTRACTS:
Net realized gain on
investments and futures
contracts                                                                15,917,861
Net change in unrealized
appreciation of investments
and futures contracts                                                   412,487,481
Net realized and unrealized
gain on investments and
futures contracts                                                       428,405,342
Change in net assets
resulting from operations                                             $ 440,232,361


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                                      SIX MONTHS
                                           ENDED                  YEAR
                                     (unaudited)                 ENDED
                                       APRIL 30,           OCTOBER 31,
                                            1999                  1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $    11,827,019       $    23,545,370
Net realized gain on
investments and futures
contracts ($15,917,861 and
$18,621,157, respectively,
as computed for federal tax
purposes)                             15,917,861            15,258,606
Net change in unrealized
appreciation of
investments and futures
contracts                            412,487,481           284,412,168
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS            440,232,361           323,216,144
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                  (9,195,439)          (19,446,188)
Institutional Service Shares          (2,431,807)           (4,226,227)
Class C Shares                           (41,434)              (43,855)
Distributions from net
realized gains on investments
and futures contracts
Institutional Shares                 (13,803,989)          (36,852,857)
Institutional Service Shares          (4,665,974)           (8,247,035)
Class C Shares                          (161,152)                 (554)
CHANGE IN NET ASSETS
RESULTING FROM DISTRIBUTIONS
TO SHAREHOLDERS                      (30,299,795)          (68,816,716)
SHARE TRANSACTIONS:
Proceeds from sale of shares         814,768,072         1,232,374,399
Net asset value of shares
issued to shareholders in
payment of distributions
declared                              19,985,462            40,899,081
Cost of shares redeemed             (503,105,078)         (977,021,217)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         331,648,456           296,252,263
Change in net assets                 741,581,022           550,651,691
NET ASSETS:
Beginning of period                1,938,718,957         1,388,067,266
End of period (including
undistributed net investment
income of $1,187,744 and
$1,029,405, respectively)        $ 2,680,299,979       $ 1,938,718,957


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                               SIX MONTHS
                                    ENDED
                              (unaudited)
                                APRIL 30,                        YEAR ENDED OCTOBER 31,
                                     1999            1998           1997         1996         1995         1994
NET ASSET VALUE,
BEGINNING OF PERIOD                $22.91          $19.70         $15.49       $14.74       $12.02       $12.24
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                0.14            0.31           0.31         0.34         0.38         0.32
Net realized and unrealized
gain on investments and
futures contracts                    4.85            3.83           4.47         2.80         2.70         0.10
TOTAL FROM
INVESTMENT OPERATIONS                4.99            4.14           4.78         3.14         3.08         0.42
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.14)          (0.31)         (0.33)       (0.36)       (0.34)       (0.30)
Distributions from net
realized gain on investments
and futures contracts               (0.22)          (0.62)         (0.24)       (2.03)       (0.02)       (0.34)
TOTAL DISTRIBUTIONS                 (0.36)          (0.93)         (0.57)       (2.39)       (0.36)       (0.64)
NET ASSET VALUE, END OF
PERIOD                             $27.54          $22.91         $19.70       $15.49       $14.74       $12.02
TOTAL RETURN 1                      21.99%          21.56%         31.51%       23.71%       26.00%        3.59%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                           0.59% 3         0.58%          0.61%        0.62%        0.64%        0.39%
Net investment income 2              0.85% 3         1.13%          1.40%        1.98%        2.58%        2.63%
Expenses (after waivers)             0.31% 3         0.31%          0.31%        0.31%        0.31%        0.32%
Net investment income
(after waivers)                      1.13% 3         1.40%          1.70%        2.29%        2.91%        2.70%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                  $1,927,535      $1,445,175     $1,142,081     $900,131     $679,237     $443,815
Portfolio turnover                      1%              3%            16%           3%          57%           2%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                             SIX MONTHS
                                  ENDED
                            (unaudited)
                              APRIL 30,                        YEAR ENDED OCTOBER 31,
                                   1999            1998         1997        1996         1995       1994
NET ASSET VALUE,
BEGINNING OF PERIOD              $22.86          $19.66       $15.47      $14.72       $12.02     $12.24
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income              0.11            0.25         0.26        0.30         0.33       0.28 1
Net realized and
unrealized gain on
investments and
futures contracts                  4.83            3.82         4.45        2.79         2.69       0.11
TOTAL FROM
INVESTMENT OPERATIONS              4.94            4.07         4.71        3.09         3.02       0.39
LESS DISTRIBUTIONS:
Distributions from net
investment income                 (0.11)          (0.25)       (0.28)      (0.31)       (0.30)     (0.27)
Distributions from net
realized gain on
investments and
futures contracts                 (0.22)          (0.62)       (0.24)      (2.03)       (0.02)     (0.34)
TOTAL DISTRIBUTIONS               (0.33)          (0.87)       (0.52)      (2.34)       (0.32)     (0.61)
NET ASSET VALUE, END OF
PERIOD                           $27.47          $22.86       $19.66      $15.47       $14.72     $12.02
TOTAL RETURN 2                    21.78%          21.21%       31.07%      23.39%       25.52%      3.30%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                         0.89% 4         0.88%        0.92%       0.92%        0.94%      0.88%
Net investment income 3            0.55% 4         0.82%        1.06%       1.66%        2.22%      2.09%
Expenses (after waivers)           0.61% 4         0.61%        0.62%       0.61%        0.61%      0.62%
Net investment income
(after waivers)                    0.83% 4         1.09%        1.36%       1.97%        2.55%      2.35%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                  $699,946        $477,760     $245,986     $58,741      $35,195     $8,617
Portfolio turnover                    1%              3%          16%          3%          57%         2%


1 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS
                                    ENDED            PERIOD
                              (unaudited)             ENDED
                                APRIL 30,       OCTOBER 31,
                                     1999              1998 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $22.82            $19.81
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                0.04              0.12
Net realized and
unrealized gain on
investments and futures
contracts                            4.80              3.66
TOTAL FROM INVESTMENT
OPERATIONS                           4.84              3.78
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.03)            (0.15)
Distributions from net
realized gain on
investments and futures
contracts                           (0.22)            (0.62)
TOTAL DISTRIBUTIONS                 (0.25)            (0.77)
NET ASSET VALUE, END OF
PERIOD                             $27.41            $22.82
TOTAL RETURN 2                      21.38%            19.57%

RATIOS TO AVERAGE NET
ASSETS:
Expenses 3                           1.35% 4           1.34%
Net investment income 3              0.07% 4           0.33%
Expenses (after waivers)             1.32% 4           1.32% 4
Net investment income
(after waivers)                      0.10% 4           0.35% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                     $52,818           $15,784
Portfolio turnover                      1%                3%


1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1999, the Fund had realized gains on futures contracts of $8,427,566.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At April 30, 1999, the Fund had outstanding futures contracts as set forth below:



EXPIRATION    CONTRACTS TO                          UNREALIZED
DATE          DELIVER/RECEIVE      POSITION       APPRECIATION
              635 S&P 500
June 1999     Index Futures        Long             $3,707,910


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:




                                     SIX MONTHS ENDED                       YEAR ENDED
                                      APRIL 30, 1999                      OCTOBER 31, 1998
INSTITUTIONAL SHARES:             SHARES             AMOUNT           SHARES              AMOUNT
Shares sold                    20,443,236      $   529,936,212      37,421,180      $   818,155,777
Shares issued to
shareholders in payment of
distributions declared            546,425           13,345,674       1,421,571           29,500,992
Shares redeemed               (14,075,453)        (361,431,764)    (33,733,666)        (751,275,289)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                    6,914,208      $   181,850,122       5,109,085      $    96,381,480

                                      SIX MONTHS ENDED                       YEAR ENDED
                                       APRIL 30, 1999                       OCTOBER 31, 1998
INSTITUTIONAL SERVICE
SHARES:                           SHARES              AMOUNT           SHARES              AMOUNT
Shares sold                     9,361,589      $   241,619,200      18,076,229      $   397,272,246
Shares issued to
shareholders in payment of
distributions declared            264,828            6,443,710         546,583           11,354,168
Shares redeemed                (5,050,477)        (130,459,841)    (10,230,460)        (223,926,039)
NET CHANGE RESULTING
FROM INSTITUTIONAL SERVICE
SHARE TRANSACTIONS              4,575,940      $   117,603,069       8,392,352      $   184,700,375

                                       SIX MONTHS ENDED                      PERIOD ENDED
                                         APRIL 30, 1999                     OCTOBER 31, 1998 1
CLASS C SHARES:                  SHARES              AMOUNT           SHARES              AMOUNT
Shares sold                     1,653,771      $    43,212,660         771,237      $    16,946,376
Shares issued to
shareholders in payment of
distributions declared              8,102              196,078           1,948               43,921
Shares redeemed                  (426,506)         (11,213,473)        (81,531)          (1,819,889)
NET CHANGE RESULTING FROM
CLASS C SHARE TRANSACTIONS      1,235,367      $    32,195,265         691,654      $    15,170,408
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             12,725,515      $   331,648,456      14,193,091      $   296,252,263


1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholders Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.




                               PERCENTAGE OF
                               AVERAGE DAILY NET
SHARE CLASS NAME               ASSETS OF CLASS
Institutional Service Shares   0.30%
Class C Shares                 0.75%


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:




Purchases   $177,585,093
Sales       $ 26,904,365


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

GAIL CAGNEY

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated
 World-Class Investment Manager
 SEMI-ANNUAL REPORT

Federated Max-Cap Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated
 Federated Max-Cap Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Cusip 31420E106

Cusip 31420E403

Cusip 31420E502

2052905 (6/99)

 [Graphic]


SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Mid-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mid-Cap Fund gives you a highly efficient way to pursue the performance of the mid-cap stock market. Stocks in the fund are weighted in the same proportion as the stocks that make up the Standard & Poor's Mid-Cap 400 Index. This unmanaged index consists of 400 common stocks issued by medium-sized domestic companies with a median market capitalization of $1.1 billion. 1

Over the six-month reporting period, the fund produced a total return of 18.32% 2 through dividend income of $0.07 per share, capital gains of $1.83 per share, and a $0.90 increase in net asset value. On the last day of the reporting period, the fund's net assets totaled $108 million.

Thank you for putting your money to work in mid-cap stocks through the efficiency and professional management of Federated Mid-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Federated Mid-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Mid-Cap Index. "Standard & Poor's," "S&P," "S&P Mid-Cap 400 Index," and "Standard & Poor's Mid-Cap 400 Index" are trademarks of Standard & Poor's ("S&P") and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. Actual investments may not be made in an index.

2 Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The fund's total return for the six months ended April 30, 1999 was 18.32%. 1 The target index, the Standard & Poor's Mid-Cap 400 Index (the "Index"), had a total return of 18.86% during the reporting period. Fund performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

Despite a downturn early in 1999, the U.S. stock market continued its strong climb in the last six months. A much-anticipated milestone, the Dow Jones Industrials Average reaching 10,000, was surpassed in the first quarter of 1999. Investors found reasons for optimism in the strength in the U.S. economy, a stabilization in some of the problem economies in Asia, signs of stronger corporate earnings, and relatively stable interest rates.

During the last six months, large company stocks continued to outperform stocks of medium and smaller-sized companies. However, the month of April showed a reversal of this pattern. Investors may be losing faith in "nifty fifty" large-cap growth stocks and turning their attention to medium and smaller companies which look relatively cheap.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

SHARES                                                      VALUE
                  COMMON STOCKS-87.0% 1
                  BASIC MATERIALS-5.6%
         6,200    AK Steel Holding Corp.           $     161,200
         7,500  2 Airgas, Inc.                            88,125
         4,475    Albemarle Corp.                         98,450
         5,700    Bowater, Inc.                          305,662
         7,000    Cabot Corp.                            189,000
         2,300    Carpenter Technology Corp.              72,019
         2,300    Chesapeake Corp.                        74,750
         1,200    Cleveland Cliffs, Inc.                  47,775
         9,500    Consolidated Papers, Inc.              287,375
         7,600    Crompton and Knowles Corp.             153,900
         4,500  2 Cytec Industries, Inc.                 127,969
         2,400    Dexter Corp.                            98,550
         8,800    Ethyl Corp.                             45,100
         3,750    Ferro Corp.                            103,828
         1,500    Fuller (H.B.) Co.                      102,187
         3,200    Georgia Gulf Corp.                      51,000
         9,200    Georgia-Pacific Corp.                  236,900
         4,400    Glatfelter (P.H.) Co.                   56,375
         5,200    Hanna (M.A.) Co.                        84,175
        12,000    IMC Global, Inc.                       300,000
         3,700    Lawter International, Inc.              44,400
         5,400    Longview Fibre Co.                      70,200
         5,800    Lubrizol Corp.                         160,587
         8,100    Lyondell Chemical Co.                  157,950
         4,900    Martin Marietta Materials              302,881
           700  2 Maxxam, Inc.                            40,119
         2,300    Minerals Technologies, Inc.            124,200
         7,600    NOVA Corp.                             197,600
         4,900    Olin Corp.                              71,662
         2,700    Oregon Steel Mills                      44,212
        11,650    RPM, Inc.                              163,828
         2,900    Rayonier, Inc.                         132,312
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  BASIC MATERIALS-CONTINUED
         3,425    Schulman (A.), Inc.             $       59,937
        12,700    Solutia, Inc.                          309,562
        10,673    Sonoco Products Co.                    275,497
         4,000    Southdown, Inc.                        256,250
         4,700  2 UCAR International, Inc.               107,806
         3,500    Universal Corp.                         89,031
        10,600    Vulcan Materials Co.                   506,150
         5,667    Wausau-Mosinee Paper Corp.              93,505
         6,100    Witco Corp.                            116,281
                  TOTAL                                6,008,310
                  CAPITAL GOODS-8.0%
         6,300    AGCO Corp.                              62,212
         3,400    AMETEK, Inc.                            77,562
         3,076    Albany International
                  Corp., Class A                          74,593
        19,200  2 Allied Waste Industries, Inc.          339,600
        10,100  2 American Power Conversion
                  Corp.                                  333,300
         7,400  2 American Standard Cos.                 338,550
         3,200    Carlisle Cos., Inc.                    156,800
         3,800    Cordant Technologies, Inc.             175,275
         7,293    Diebold, Inc.                          175,488
         5,000    Donaldson Co., Inc.                    111,875
         4,800    Federal Signal Corp.                   118,800
         4,000    Flowserve Corp.                         74,500
         4,400    GenCorp, Inc.                          101,750
         2,950    Granite Construction, Inc.              84,259
         7,600  2 Gulfstream Aerospace Corp.             370,500
         6,500    HON Industries, Inc.                   175,500
         4,700    Harsco Corp.                           154,219
         7,000    Hillenbrand Industries, Inc.           328,562
         6,880    Hubbell, Inc., Class B                 328,950
         8,600  2 Jabil Circuit, Inc.                    400,437
         2,700  2 Jacobs Engineering Group,
                  Inc.                                   106,481
         3,400    Kaydon Corp.                           114,750
         3,100    Kennametal, Inc.                        82,344
         3,300  2 Magnetek, Inc.                          35,681
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  CAPITAL GOODS-CONTINUED
         8,900    Miller Herman, Inc.             $      177,444
        16,268    Molex, Inc.                            524,643
         3,700    Newport News Shipbuilding,
                  Inc.                                    96,894
         1,800    Nordson Corp.                          108,450
         4,000    Pentair, Inc.                          188,000
         2,550    Precision Castparts Corp.              109,012
         6,500    Premark International, Inc.            239,281
         8,100    Reynolds & Reynolds Co.,
                  Class A                                184,781
         2,440    Ryerson Tull, Inc.                      55,357
         6,300  2 SCI Systems, Inc.                      239,794
         3,200    SPX Corp.                              209,000
         7,900    Sensormatic Electronics Corp.           94,800
         1,100  2 Sequa Corp., Class A                    62,356
        14,800    Shaw Industries, Inc.                  268,250
         2,900    Standard Register                       88,450
         2,900    Stewart & Stevenson
                  Services                                29,725
         5,800    Sundstrand Corp.                       416,150
         6,175    Symbol Technologies, Inc.              294,856
         2,200    Tecumseh Products Co.,
                  Class A                                134,475
         3,900    Teleflex, Inc.                         169,894
         4,550    Trinity Industries, Inc.               158,397
         7,400    Unisource Worldwide, Inc.               60,125
         7,135  2 Vishay Intertechnology, Inc.           124,417
         4,400    Wallace Computer Services,
                  Inc.                                   101,475
         2,800    Watts Industries, Inc.,
                  Class A                                 43,050
         4,200    York International Corp.               173,250
                  TOTAL                                8,674,314
                  COMMUNICATION SERVICES-1.0%
         3,700    Aliant Communications, Inc.            163,725
        14,300    Cincinnati Bell, Inc.                  323,537
         5,500    Comsat Corp.                           178,750
         6,400    Telephone and Data System,
                  Inc.                                   383,200
         3,900  2 Vanguard Cellular Systems,
                  Inc., Class A                           88,969
                  TOTAL                                1,138,181
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  CONSUMER CYCLICALS-14.9%
         6,000  2 ACNielsen Corp.                 $      167,250
         5,400  2 Abercrombie & Fitch Co.,
                  Class A                                513,675
         8,200  2 Apollo Group, Inc., Class A            202,950
         2,700    Arvin Industries, Inc.                  98,887
         7,800  2 BJ's Wholesale Club, Inc.              207,187
         2,300    Bandag, Inc.                            73,312
         7,200  2 Barnes & Noble, Inc.                   250,200
        14,600  2 Bed Bath & Beyond, Inc.                521,037
        12,700    Belo (A.H.) Corp., Series A            274,637
        21,300  2 Best Buy Co., Inc.                   1,017,075
         8,100  2 Borders Group, Inc.                    116,944
         2,800    Borg-Warner Automotive,
                  Inc.                                   158,900
         6,100  2 Burlington Industries,
                  Inc.                                    49,562
         7,900    Callaway Golf Co.                      118,994
        11,100    Cintas Corp.                           763,125
         9,900  2 Circus Circus Enterprises,
                  Inc.                                   208,519
         5,350    Claire's Stores, Inc.                  177,219
        15,195    Clayton Homes, Inc.                    169,044
         9,600  2 CompUSA, Inc.                           67,200
         6,200  2 Dollar Tree Stores, Inc.               226,300
         1,700    Enesco Group, Inc.                      35,700
        18,100    Family Dollar Stores, Inc.             436,662
         4,000    Fastenal Co.                           191,000
         7,400    Federal-Mogul Corp.                    324,675
         5,400  2 Furniture Brands
                  International, Inc.                    135,337
         7,200  2 General Nutrition Cos.,
                  Inc.                                   119,250
         4,200  2 Gtech Holdings Corp.                   109,462
        16,100    Harley Davidson, Inc.                  959,962
         6,250    Heilig-Meyers Co.                       36,719
         3,200    Houghton Mifflin Co.                   142,800
         3,000  2 Information Resources,
                  Inc.                                    23,250
        11,300    International Game
                  Technology                             200,575
        11,000  2 Jones Apparel Group, Inc.              363,000
         4,349    Lancaster Colony Corp.                 128,295
         3,200  2 Lands' End, Inc.                       122,400
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  CONSUMER CYCLICALS-
                  CONTINUED
         7,000  2 Lear Corp.                      $      321,125
         4,700    Lee Enterprises, Inc.                  134,537
        20,700    Leggett and Platt, Inc.                477,394
         5,650    Mark IV Industries, Inc.               100,994
         2,800    Media General, Inc., Class A           145,600
         7,300    Meritor Automotive, Inc.               154,669
         3,700  2 Micro Warehouse, Inc.                   62,669
         3,100    Modine Manufacturing Co.                96,875
         6,400  2 Mohawk Industries, Inc.                206,400
           600    NCH Corp.                               32,700
         3,600  2 Nine West Group, Inc.                  102,600
         2,200    OEA, Inc.                               21,587
        38,737  2 Office Depot, Inc.                     852,214
        13,150  2 Officemax, Inc.                        133,144
         5,200    Ogden Corp.                            134,225
         3,500  2 Payless ShoeSource, Inc.               169,531
         4,300    Pittston Brink's Group                 113,412
         9,015  2 Promus Hotel Corp.                     324,540
         3,200    Rollins, Inc.                           54,000
         4,800    Ross Stores, Inc.                      220,500
        15,036  2 Saks, Inc.                             425,707
         1,700  2 Scholastic Corp.                        80,378
         7,100  2 Snyder Communications, Inc.            208,562
         6,000    Sothebys Holdings, Inc.,
                  Class A                                255,750
        11,500    Stewart Enterprises, Inc.,
                  Class A                                228,562
         2,900    Superior Industries
                  International, Inc.                     72,500
         5,400  2 Tech Data Corp.                        126,225
         3,600    Tiffany & Co.                          302,400
         5,200    U.S.G. Corp.                           303,550
         6,300    Unifi, Inc.                             88,200
        10,400    Viad Corp.                             343,850
         6,300    Warnaco Group, Inc., Class A           168,131
         1,100    Washington Post Co., Class B           631,400
         3,300    Wellman, Inc.                           47,231
         5,900  2 WestPoint Stevens, Inc.                202,075
                  TOTAL                               16,054,341
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  CONSUMER STAPLES-6.8%
         3,050    Banta Corp.                     $       65,003
        11,512    Bergen Brunswig Corp.,
                  Class A                                218,728
         4,300    Bob Evans Farms, Inc.                   78,744
         6,975  2 Brinker International, Inc.            192,684
         4,700  2 Buffets, Inc.                           47,000
         6,450    CBRL Group, Inc.                       130,209
         4,700    Carter Wallace, Inc.                    82,544
         3,531  2 Chris Craft Industries,
                  Inc.                                   165,957
         2,000    Church and Dwight, Inc.                 85,625
         4,200    Dean Foods Co.                         149,887
        10,800    Dial Corp.                             367,200
         6,200    Dole Food, Inc.                        196,850
         2,900    Dreyers Grand Ice Cream, Inc.           39,512
        10,525    Flowers Industries, Inc.               223,656
         4,400    Hannaford Brothers Co.                 191,950
         7,700    Hormel Foods Corp.                     282,975
         9,800    IBP, Inc.                              198,450
         2,000    International Multifoods
                  Corp.                                   44,250
         7,600    Interstate Bakeries Corp.              169,100
         3,875    Kelly Services, Inc.,
                  Class A                                 98,086
         3,200    Lance, Inc.  44,400
         4,100  2 Lone Star Steakhouse &
                  Saloon                                  44,587
         8,300    Manpower, Inc.                         187,787
         7,600    McCormick & Co., Inc.                  230,375
        11,700  2 Modis Professional
                  Services, Inc.                         135,281
         8,500    Olsten Corp.                            57,375
         7,700  2 Outback Steakhouse, Inc.               275,756
         7,400  2 PSS World Medical, Inc.                 72,150
         3,100  2 Papa Johns International,
                  Inc.                                   124,581
         7,700  2 Perrigo Co.                             58,712
         9,650  2 Robert Half International,
                  Inc.                                   230,394
         4,900    Ruddick Corp.                           86,669
         2,200    Sbarro, Inc.                            57,612
         3,100    Smucker (J.M.) Co., Class A             66,650
        19,000  2 Starbucks Corp.                        701,812
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  CONSUMER STAPLES-CONTINUED
         3,700  2 Suiza Foods Corp.               $      138,981
         5,200    TCA Cable TV, Inc.                     259,025
        24,200    Tyson Foods, Inc., Class A             500,638
         5,100  2 U.S. Foodservice, Inc.                 214,519
         5,400    Universal Foods Corp.                  113,400
         9,400  2 Univision Communications,
                  Inc., Class A                          544,025
         4,800  2 Vlasic Foods
                  International, Inc.                     39,300
        10,600    Whitman Corp.                          173,575
                  TOTAL                                7,386,014
                  ENERGY-3.9%
         7,400  2 BJ Services Co.                        197,950
        14,400    ENSCO International, Inc.              267,300
        18,200  2 Global Marine, Inc.                    270,725
         6,300  2 MidAmerican Energy
                  Holdings Co.                           202,781
         4,700    Murphy Oil Corp.                       220,606
        10,600  2 Nabors Industries, Inc.                217,963
         6,000    Noble Affiliates, Inc.                 192,375
        13,800  2 Noble Drilling Corp.                   270,825
        17,418  2 Ocean Energy, Inc.                     162,205
         8,100  2 Parker Drilling Co.                     32,400
         8,125    Pennzoil-Quaker State Co.              105,117
        10,500    Pioneer Natural Resources,
                  Inc.                                   122,719
        13,200    Ranger Oil Ltd.                         68,475
         5,100  2 Smith International, Inc.              228,863
         5,800    Tidewater, Inc.                        153,700
        16,100    Tosco Corp.                            430,675
        10,600    Transocean Offshore, Inc.              314,688
         9,250    Ultramar Diamond Shamrock
                  Corp.                                  213,328
         5,900    Valero Energy Corp.                    131,644
         6,800  2 Varco International, Inc.               76,925
        10,666    Weatherford International,
                  Inc.                                   361,311
                  TOTAL                                4,242,575
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  FINANCIALS-13.7%
        27,850    Aflac, Inc.                     $    1,510,863
         7,300    Ambac Financial Group,
                  Inc.                                   440,738
         6,400    American Financial Group,
                  Inc.                                   232,400
         6,650    Associated Banc Corp.                  241,894
         5,700    Astoria Financial Corp.                285,713
         4,300    CCB Financial Corp.                    248,325
        17,667    Charter One Financial,
                  Inc.                                   552,094
         4,800    City National Corp.                    185,400
        13,400  2 Concord EFS, Inc.                      447,225
        12,000    Dime Bancorp, Inc.                     276,750
        12,100  2 E*Trade Group, Inc.                  1,397,550
         9,987    Edwards (AG), Inc.                     349,545
         5,300    Everest Re Holdings, Inc.              160,656
         6,500    Finova Group, Inc.                     314,031
        19,825    First Security Corp.                   376,675
        13,500    First Tennessee National
                  Corp.                                  582,188
         5,300    First Virginia Bank, Inc.              264,669
        11,300    Greenpoint Financial Corp.             395,500
         3,100    HSB Group, Inc.                        117,413
        16,400    Hibernia Corp., Class A                218,325
         4,500    Horace Mann Educators Corp.            102,375
         3,300    Investment Technology
                  Group, Inc.                            114,263
         5,400    Keystone Financial, Inc.               173,475
        11,100    Marshall & Ilsley Corp.                777,000
         7,550    Mercantile Bankshares
                  Corp.                                  279,350
        14,950    North Fork Bancorp, Inc.               336,375
        11,085    Old Kent Financial Corp.               523,766
        14,300    Old Republic International
                  Corp.                                  279,744
         3,200    PMI Group, Inc.                        178,600
         8,400    Pacific Century Financial
                  Corp.                                  182,700
        15,050    PaineWebber Group, Inc.                706,409
         6,800    Protective Life Corp.                  266,475
         4,500    Provident Financial Group,
                  Inc.                                   188,438
         9,600    Reliastar Financial Corp.              352,800
        16,700    Sovereign Bancorp, Inc.                227,538
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  FINANCIALS-CONTINUED
        12,600    T. Rowe Price Associates        $      474,863
         9,100    TCF Financial Corp.                    263,900
         3,500    Wilmington Trust Corp.                 215,031
         8,200    Zions Bancorp                          546,838
                  TOTAL                               14,787,894
                  HEALTH CARE-7.3%
         2,900  2 Acuson Corp.                            44,225
         3,400  2 Agouron Pharmaceuticals, Inc.          200,813
         5,400  2 Apria Healthcare Group, Inc.            84,375
         3,000    Beckman Coulter, Inc.                  144,563
        10,800  2 Beverly Enterprises, Inc.               70,200
         7,700  2 Biogen, Inc.                           731,981
         7,400  2 Centocor, Inc.                         328,375
        18,724  2 Chiron Corp.                           376,821
         4,900  2 Concentra Managed Care, Inc.            66,456
         6,100  2 Covance, Inc.                          133,819
         5,500    Dentsply International, Inc.           144,031
         6,400  2 First Health Group Corp.               104,400
         8,700  2 Forest Labratories, Inc.,
                  Class A                                387,150
        12,840  2 Foundation Health Systems,
                  Inc., Class A                          177,353
         8,500  2 Genzyme Corp.                          320,875
        26,425  2 Health Management
                  Association, Class A                   412,891
         8,000    ICN Pharmaceuticals, Inc.              264,500
        12,300    Ivax Corp.                             161,438
         6,100  2 Lincare Holdings, Inc.                 180,713
         5,600  2 Medimmune, Inc.                        308,700
        13,600    Mylan Laboratories, Inc.               308,550
         9,400    Omnicare, Inc.                         226,188
         8,400  2 Oxford Health Plans, Inc.              167,475
         4,798  2 PacifiCare Health Systems,
                  Inc., Class B                          382,790
        11,700  2 Quintiles Transnational
                  Corp.                                  474,581
         7,600  2 Quorum Health Group, Inc.               94,050
         3,000  2 Sepracor, Inc.                         253,500
         7,200  2 Steris Corp.                           127,800
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  HEALTH CARE-CONTINUED
        10,100    Stryker Corp.                   $      617,994
        10,800  2 Sybron International Corp.             299,025
         8,500  2 Total Renal Care Holdings,
                  Inc.                                   117,938
         4,400  2 Trigon Healthcare, Inc.                139,700
                  TOTAL                                7,853,270
                  TECHNOLOGY-15.5%
        14,200  2 ADC Telecommunications,
                  Inc.                                   678,938
        10,200  2 Altera Corp.                           736,950
        16,866  2 Analog Devices, Inc.                   592,418
        10,050  2 Arrow Electronics, Inc.                182,784
        10,500  2 Atmel Corp.                            191,625
         3,700    Avnet, Inc.                            157,019
        23,300  2 Cadence Design Systems, Inc.           316,006
         6,200  2 Cambridge Technology
                  Partners, Inc.                          89,513
         6,400  2 Cirrus Logic, Inc.                      45,200
         9,000  2 Citrix Systems, Inc.                   382,500
        15,950    Comdisco, Inc.                         419,684
         7,050  2 Comverse Technology, Inc.              452,081
        16,000  2 Convergys Corp.                        298,000
         9,000  2 Cypress Semiconductor
                  Corp.                                   92,250
         6,400  2 Electronic Arts, Inc.                  325,200
         8,650  2 FIserv, Inc.                           506,566
        11,700  2 FORE Systems, Inc.                     394,875
         4,300  2 Imation Corp.                           76,056
        18,900  2 Informix Corp.                         137,025
         8,700  2 Integrated Device
                  Technology, Inc.                        64,163
         6,300  2 Intuit, Inc.                           542,588
         7,400  2 Keane, Inc.                            183,613
         4,000  2 Legato Systems, Inc.                   161,750
         6,900  2 Lexmark Intl. Group, Class A           852,150
        15,800    Linear Technology Corp.                898,625
         4,800  2 Litton Industries, Inc.                300,600
        14,000  2 Maxim Integrated Products,
                  Inc.                                   784,000
         6,900  2 Mentor Graphics Corp.                   83,663
         5,300  2 Microchip Technology, Inc.             185,500
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  TECHNOLOGY-CONTINUED
        10,300  2 NCR Corp.                       $      422,300
        13,650  2 Network Associates, Inc.               180,863
        10,600  2 Platinum Technology, Inc.              270,300
         3,800  2 Policy Management System
                  Corp.                                  119,463
         7,500  2 Qualcomm, Inc.                       1,500,000
        17,700  2 Quantum Corp.                          316,388
         9,000  2 Rational Software Corp.                266,625
         4,600  2 Sequent Computer System,
                  Inc.                                    50,313
         9,300  2 Siebel Systems, Inc.                   357,469
        10,037  2 Sterling Commerce, Inc.                314,284
         8,700  2 Sterling Software, Inc.                179,981
        10,560  2 Storage Technology Corp.               203,940
         3,800  2 Structural Dynamics
                  Research Corp.                          73,863
        11,800  2 SunGard Data Systems, Inc.             376,863
         5,800  2 Symantec Corp.                         115,275
         7,400  2 Synopsys, Inc.                         348,725
         8,800  2 Teradyne, Inc.                         415,250
         7,800  2 Vitesse Semiconductor
                  Corp.                                  361,238
        15,200  2 Xilinx, Inc.                           693,500
                  TOTAL                               16,697,982
                  TRANSPORTATION-1.2%
         5,100    Airborne Freight Corp.                 163,200
         2,800  2 Alaska Air Group, Inc.                 123,375
         4,700    Alexander and Baldwin,
                  Inc.                                   102,225
         2,600    Arnold Industries, Inc.                 41,275
         5,000    CNF Transportation, Inc.               218,438
        10,350    Comair Holdings, Inc.                  228,347
         5,200    GATX Corp.                             178,750
         3,700    Hunt (J.B.) Transportation
                  Services, Inc.                          77,006
         3,900    Overseas Shipholding
                  Group, Inc.                             48,750
         5,400  2 Wisconsin Central
                  Transportation Corp.                    99,731
                  TOTAL                                1,281,097
SHARES                                                     VALUE
                  COMMON STOCKS-continued 1
                  UTILITIES-9.1%
         6,000    AGL Resources, Inc.             $      109,125
        12,900    Allegheny Energy, Inc.                 439,406
         8,500    American Water Works Co.,
                  Inc.                                   241,719
         2,300    Black Hills Corp.                       52,038
         3,400    CMP Group, Inc.                         65,875
        10,900    CMS Energy Corp.                       479,600
         2,400    Cleco Corp.                             74,100
        11,325    Conectiv, Inc.                         271,092
        16,900    DPL, Inc.                              302,088
        12,600    El Paso Energy Corp.                   463,050
        13,200    Energy East Corp.                      348,975
        10,200    Florida Progress Corp.                 392,700
         3,400    Hawaiian Electric
                  Industries, Inc.                       120,913
         4,000    Idacorp, Inc.                          126,000
         7,500    Illinova Corp.                         196,875
         3,166    Indiana Energy, Inc.                    67,673
         8,100    Interstate Energy Corp.                233,381
         9,400    Ipalco Enterprises, Inc.               216,788
         7,250    K N Energy, Inc.                       149,531
         6,500    Kansas City Power And Light Co.        173,875
        15,400    Keyspan Energy Corp.                   411,950
        13,600    LG&E Energy Corp.                      296,650
         8,300    MCN Energy Group, Inc.                 165,481
         7,600    Minnesota Power And Light Co.          160,075
         5,800    Montana Power Co.                      432,463
         4,100    National Fuel Gas Co.                  179,375
         5,400    Nevada Power Co.                       139,388
         6,300    New England Electric
                  System                                 311,850
        13,500    NiSource, Inc.                         374,625
        13,700    Northeast Utilities Co.                219,200
         8,500    OGE Energy Corp.                       201,344
         8,900    Pinnacle West Capital Corp.            345,431
        12,500    Potomac Electric Power Co.             365,625
         4,400    Public Service Co. New
                  Mexico                                  78,650
         8,900    Puget Sound Energy, Inc.               219,719
SHARES OR
PRINCIPAL
AMOUNT                                                     VALUE
                  COMMON STOCKS-continued 1
                  UTILITIES-CONTINUED
         8,700    Questar Corp.                   $      158,231
        10,900    SCANA Corp.                            256,150
        13,900    TECO Energy, Inc.                      296,244
         9,500    Utilicorp United, Inc.                 232,156
         4,900    Washington Gas Light Co.               115,456
        12,100    Wisconsin Energy Corp.                 325,188
                  TOTAL                                9,810,055
                  TOTAL COMMON STOCKS
                  (IDENTIFIED COST
                  $75,639,136)                        93,934,033
                  SHORT-TERM U.S. GOVERNMENT
                  OBLIGATION-0.5%
  $    500,000  3 United States Treasury
                  Bill, 6/24/1999
                  (identified cost $496,722)             496,965
                  REPURCHASE AGREEMENT-12.4%
    13,355,000    4 ABN AMRO, Inc., 4.94%, dated 4/30/1999, due 5/3/1999 (at amortized
                  cost)                               13,355,000
                  TOTAL INVESTMENTS
                  (IDENTIFIED COST
                  $89,490,858) 5                   $ 107,785,998

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The underlying face amount, at value, of open Index futures contracts is $13,863,500 at April 30, 1999, which represents 12.8% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.8%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $89,490,858. The net unrealized appreciation of investments on a federal tax basis amounts to $18,295,140 which is comprised of $25,252,429 appreciation and $6,957,289 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($108,017,287) at April 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at value
(identified and tax cost
$89,490,858)                                  $ 107,785,998
Cash                                                  1,095
Income receivable                                    74,388
Receivable for investments
sold                                                 21,914
Receivable for shares sold                          190,032
Receivable for daily
variation margin                                     90,500
TOTAL ASSETS                                    108,163,927
LIABILITIES:
Payable for investments
purchased                       $ 133,130
Accrued expenses                   13,510
TOTAL LIABILITIES                                   146,640
Net assets for 6,197,509
shares outstanding                            $ 108,017,287
NET ASSETS CONSIST OF:
Paid in capital                               $  77,972,512
Net unrealized
appreciation of
investments and futures
contracts                                        18,985,480
Accumulated net realized
gain on investments and
futures contracts                                10,939,261
Undistributed net
investment income                                   120,034
TOTAL NET ASSETS                              $ 108,017,287
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$108,017,287 / 6,197,509
shares outstanding                                   $17.43

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                        $    503,225
Interest                                                              250,257
TOTAL INCOME                                                          753,482
EXPENSES:
Investment advisory fee                         $  183,022
Custodian fees                                       5,575
Transfer and dividend
disbursing agent fees and
expenses                                            13,995
Directors'/Trustees' fees                            2,364
Auditing fees                                        7,459
Legal fees                                           1,218
Portfolio accounting fees                           25,101
Shareholder services fee                           114,389
Share registration costs                            13,527
Printing and postage                                15,101
Insurance premiums                                   1,017
Miscellaneous                                        2,006
TOTAL EXPENSES                                     384,774
WAIVERS:
Waiver of investment
advisory fee                   $   (7,684)
Waiver of shareholder
services fee                     (100,662)
TOTAL WAIVERS                                     (108,346)
Net expenses                                                          276,428
Net investment income                                                 477,054
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
AND FUTURES CONTRACTS:
Net realized gain on
investments and futures
contracts                                                          11,850,098
Net change in unrealized
appreciation of
investments
and futures contracts                                               3,326,883
Net realized and
unrealized gain on
investments
and futures contracts                                              15,176,981
Change in net assets
resulting from operations                                        $ 15,654,035

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                    SIX MONTHS
                                         ENDED                YEAR
                                   (unaudited)               ENDED
                                     APRIL 30,         OCTOBER 31,
                                          1999                1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $     477,054       $     920,297
Net realized gain on
investments and futures
contracts ($11,850,098 and
$9,366,731, respectively,
as computed for federal tax
purposes)                           11,850,098           8,082,541
Net change in unrealized
appreciation
(depreciation) of
investments
and futures contracts                3,326,883          (4,576,948)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS           15,654,035           4,425,890
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                     (409,184)           (969,014)
Distributions from net
realized gains on
investments and futures
contracts                           (9,367,351)         (6,088,545)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                     (9,776,535)         (7,057,559)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              34,908,137          81,315,222
Net asset value of shares
issued to shareholders in
payment of
distributions declared               6,334,903           4,352,710
Cost of shares redeemed            (22,732,836)        (73,280,883)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        18,510,204          12,387,049
Change in net assets                24,387,704           9,755,380
NET ASSETS:
Beginning of period                 83,629,583          73,874,203
End of period (including
undistributed net
investment income of
$120,034
and $52,164, respectively)       $ 108,017,287       $  83,629,583

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      SIX MONTHS
                                      ENDED
                                                     (unaudited)
                                                       APRIL 30,                       YEAR ENDED OCTOBER 31,
                                                            1999          1998        1997        1996        1995        1994
NET ASSET VALUE,
BEGINNING OF PERIOD                                       $16.53        $17.17      $13.75      $12.78      $11.02      $11.57
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                                       0.08          0.20        0.18        0.18        0.22        0.21
Net realized and unrealized
gain (loss) on investments and futures contracts            2.72          0.74        4.00        1.73        1.93       (0.07)
TOTAL FROM
INVESTMENT OPERATIONS                                       2.80          0.94        4.18        1.91        2.15        0.14
LESS DISTRIBUTIONS:
Distributions from net
investment income                                          (0.07)        (0.20)      (0.17)      (0.20)      (0.20)      (0.19)
Distributions from net
realized gain on investments and futures contracts         (1.83)        (1.38)      (0.59)      (0.74)      (0.19)      (0.50)
TOTAL DISTRIBUTIONS                                        (1.90)        (1.58)      (0.76)      (0.94)      (0.39)      (0.69)
NET ASSET VALUE, END OF PERIOD                            $17.43        $16.53      $17.17      $13.75      $12.78      $11.02
TOTAL RETURN 1                                             18.32%         5.73%      31.83%      15.80%      20.12%       1.25%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                                  0.84% 3       0.89%       0.91%       0.94%       1.01%       1.13%
Net investment income 2                                     0.80% 3       0.84%       0.88%       0.97%       1.48%       1.25%
Expenses (after waivers)                                    0.60% 3       0.61%       0.60%       0.60%       0.60%       0.54%
Net investment income
(after waivers)                                             1.04% 3       1.12%       1.19%       1.31%       1.89%       1.84%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                                           $108,017       $83,630      $73,874     $59,948     $62,580     $44,012
Portfolio turnover                                            20%           25%         19%         17%         26%         30%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1999, the Fund had realized gains on futures contracts of $1,354,736.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 1999, the Fund had outstanding futures contracts as set forth below:

EXPIRATION    CONTRACTS TO                   UNREALIZED
DATE          DELIVER/RECEIVE   POSITION   APPRECIATION
              70 S&P 400
June 1999     Index Futures     Long           $690,340

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                               SIX MONTHS             YEAR
                                    ENDED            ENDED
                                APRIL 30,      OCTOBER 31,
                                     1999             1998
Shares sold                     2,119,922        4,760,000
Shares issued to
shareholders in payment of
distributions declared            404,579          268,514
Shares redeemed                (1,385,629)      (4,273,514)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              1,138,872          755,000

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub- advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets. The Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:

Purchases     $ 22,214,368
Sales         $ 16,291,332

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

GLEN R. JOHNSON
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer
GAIL CAGNEY
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Mid-Cap Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1999

[Graphic]
Federated
Federated
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 31420E205
3042108 (6/99)

[Graphic]


SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Mini-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mini-Cap Fund gives you a highly efficient way to pursue the broad performance of the small company stock market. 1 The fund is managed passively to closely mirror the Russell 2000 Index,2 an unmanaged index consisting of the 2,000 common stocks that fall just below the top 1,000 large and mid-cap stocks.

During the six-month reporting period, the fund produced a total return of 13.60% for Institutional Shares and 13.08% for Class C Shares. 3 Institutional Shares paid dividend income distributions totaling $0.07 per share and capital gains distributions totaling $0.82 per share, while net asset value increased by $0.80. Class C Shares paid dividend income distributions totaling $0.01 per share and capital gains distributions totaling $0.82 per share, while net asset value increased by $0.79. The fund's net assets reached $129.2 million on the last day of the reporting period.

Thank you for putting your money to work in dynamic small-company stocks through the diversification and professional management of Federated Mini- Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 Small cap stocks have historically experienced greater volatility than average.

2 The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell (TM)is a trademark of the Frank Russell Company. The fund is neither affiliated with nor promoted, sponsored, sold or endorsed by the Frank Russell Company. Its only relationship to the fund is the licensing of the use of the index. Actual investments cannot be made in an index.

3 Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The fund's total returns for Institutional and Class C Shares for the six months ended April 30, 1999 were 13.60% and 13.08%, respectively. 1

The target index, the Russell 2000 Index (the "Index"), had a total return of 15.16% during the reporting period. Share class performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity. It is important to note that transaction costs for small company stocks are much higher than that for large company stocks due to illiquidity factors, i.e., there are sometimes very few buyers and sellers of small company stocks.

Despite a downturn early in 1999, the U.S. stock market continued its strong climb in the last six months. A much-anticipated milestone, the Dow Jones Industrials Average reaching 10,000, was surpassed in the first quarter of 1999. Investors found reasons for optimism in the strength in the U.S. economy, a stabilization in some of the problem economies in Asia, signs of stronger corporate earnings, and relatively stable interest rates.

During the last six months, large company stocks continued to outperform stocks of medium and smaller-sized companies. However, the month of April showed a reversal of this pattern. Investors may be losing faith in "nifty fifty" large-cap growth stocks and turning their attention to medium and smaller companies which look relatively cheap.

During the last six months, utilities, technology, and consumer/discretionary were among the strongest performing sectors while oil, consumer staples, and materials processing were among the worst performing sectors in the Index.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Portfolio of Investments
APRIL 30, 1999 (UNAUDITED)

SHARES                                                                   VALUE
               COMMON STOCKS-87.7% 1
               Basic Materials-4.6%
     1,800   2 ACX Technologies, Inc.                                 $     20,587
     1,000   2 AFC Cable Systems, Inc.                                      33,000
     5,900     AK Steel Holding Corp.                                      153,400
     4,800     ASARCO, Inc.                                                 88,200
     2,100   2 ATMI, Inc.                                                   48,300
     8,000   2 Airgas, Inc.                                                 94,000
     2,535     Albemarle Corp.                                              55,770
     2,100   2 Alpine Group, Inc.                                           29,137
     2,400     Arch Coal, Inc.                                              29,100
    11,800   2 Armco, Inc.                                                  60,475
    30,000     Battle Mountain Gold Co.                                     84,375
    17,006   2 Bethlehem Steel Corp.                                       155,180
     3,600     Birmingham Steel Corp.                                       22,050
     1,600   2 Boise Cascade Office Products Corp.                          19,800
     3,100   2 Buckeye Technologies, Inc.                                   44,950
       800   2 Bush Boake Allen, Inc.                                       21,950
       900   2 CSS Industries, Inc.                                         22,725
     4,400   2 Cadiz, Inc.                                                  43,725
     4,500     Calgon Carbon Corp.                                          26,156
     3,000     Cambrex Corp.                                                76,875
     3,300     Caraustar Industries, Inc.                                   84,150
       400     Carbo Ceramics, Inc.                                          9,850
     2,500     Carpenter Technology Corp.                                   78,281
     6,200   2 Catalytica, Inc.                                             84,862
     1,200     Centex Construction Products, Inc.                           42,450
     2,500     ChemFirst, Inc.                                              59,687
     2,500     Chesapeake Corp.                                             81,250
     1,400   2 Citation Corp.                                               16,625
     1,500     Cleveland Cliffs, Inc.                                       59,719
     1,500     Commonwealth Industries, Inc.                                14,437
     4,700     Corn Products International, Inc.                           135,712
       700     Curtiss Wright Corp.                                         25,156
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Basic Materials-continued
     1,500   2 Daisytek International Corp.                          $      25,125
     1,600     Deltic Timber Corp.                                          44,400
     3,000     Dexter Corp.                                                123,187
     5,850     Dimon, Inc.                                                  25,594
     3,500   2 Earthshell Corp.                                             34,125
     2,000   2 Embrace Systems Corp.                                             2
     8,100     Ethyl Corp.                                                  41,512
     4,600     Ferro Corp.                                                 127,362
     1,800     Florida Rock Industries, Inc.                                61,875
     1,700     Fuller (H.B.) Co.                                           115,812
     7,000   2 Gaylord Container Corp.                                      58,625
     1,200     General Chemical Group, Inc.                                 21,975
     3,100     Geon Co.                                                     94,937
     4,000     Georgia Gulf Corp.                                           63,750
     4,058   2 Getchell Gold Corp.                                         138,479
     1,200   2 Giant Cement Holding, Inc.                                   26,550
       800   2 Gibraltar Steel Corp.                                        18,750
     3,300     Glatfelter (P.H.) Co.                                        42,281
     1,800     Greif Brothers Corp., Class A                                45,675
     5,800     Hanna (M.A.) Co.                                             93,887
     7,200   2 Hecla Mining Co.                                             21,600
     3,800   2 Kaiser Aluminum Corp.                                        29,687
    13,100     LTV Corp.                                                    83,512
     3,200     Lawter International, Inc.                                   38,400
     2,950     Lilly Industries, Inc., Class A                              51,625
     2,400     Lone Star Industries, Inc.                                   85,650
     2,900   2 Lone Star Technologies, Inc.                                 49,844
     6,800     Longview Fibre Co.                                           88,400
     1,900     MacDermid, Inc.                                              79,681
     5,000   2 Mail-Well, Inc.                                              65,312
     2,100     Matthews International Corp., Class A                        55,912
     2,000   2 Maverick Tube Corp.                                          20,250
       500   2 Maxxam, Inc.                                                 28,656
     1,100   2 McWhorter Technologies, Inc.                                 16,294
     2,600     Minerals Technologies, Inc.                                 140,400
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Basic Materials-continued
     3,469     Mississippi Chemical Corp.                            $      31,655
     2,800     NL Industries, Inc.                                          33,075
     9,047   2 NOVA Corp.                                                  235,222
     2,600   2 NS Group, Inc.                                               21,612
     2,800     National Steel Corp., Class B                                26,250
     3,050     OM Group, Inc.                                              110,944
     1,800   2 Octel Corp.                                                  25,200
       300   2 Optical Cable Corp.                                           3,150
     2,900     Oregon Steel Mills                                           47,487
     1,000     Penford Corp.                                                13,062
     4,300   2 Playtex Products, Inc.                                       70,950
     3,800     Potlatch Corp.                                              157,462
     1,900     Quanex Corp.                                                 48,569
     3,600     Rayonier, Inc.                                              164,250
     1,200     Republic Group, Inc.                                         21,000
     1,400     Roanoke Electric Corp.                                       18,812
     1,550     Rock-Tenn Co.                                                19,375
     1,000   2 Rogers Corp.                                                 29,625
     1,100     Rouge Industries, Inc., Class A                              12,169
       600     Schnitzer Steel Industries, Inc., Class A                     8,587
     4,200     Schulman (A.), Inc.                                          73,500
     2,850   2 Shorewood Packaging Corp.                                    56,287
     3,300     Southern Peru Copper Corp.                                   47,025
     4,600   2 Steel Dynamics, Inc.                                         77,625
     3,950   2 Stillwater Mining Co.                                       111,834
     2,800     Texas Industries, Inc.                                       86,450
     4,800   2 United Stationers, Inc.                                      81,900
     4,400     Universal Corp.                                             111,925
     1,200     Valhi, Inc.                                                  14,550
     2,700   2 Veterinary Centers of America                                35,437
     2,100   2 WHX Corp.                                                    17,719
     5,300   2 Walter Industries, Inc.                                      60,287
     7,115     Wausau-Mosinee Paper Corp.                                  117,397
     1,400   2 Zoltek Cos., Inc.                                             9,712
               TOTAL                                                     5,881,164
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Capital Goods-9.1%
     3,550     AAR Corp.                                             $      67,450
     3,150     AMCOL International Corp.                                    38,587
     4,200     AMETEK, Inc.                                                 95,812
     1,000   2 Aavid Thermal Technologies                                   19,062
       900   2 Advanced Energy Industries, Inc.                             24,919
     1,900   2 Advanced Lighting Technologies, Inc.                         12,350
     2,268     Albany International Corp., Class A                          54,999
     1,100   2 Alliant Techsystems, Inc.                                    90,062
     1,300     Allied Products                                               7,150
     2,050     American Business Products, Inc.                             31,391
     2,100   2 Amphenol Corp., Class A                                      72,581
     5,060     Applied Power, Inc., Class A                                159,706
     4,100     Aptargroup, Inc.                                            114,800
    24,200   2 Aqua Alliance, Inc.                                          51,425
     4,297   2 Artesyn Technologies, Inc.                                   77,346
     1,900   2 Astec Industries, Inc.                                       73,625
     2,400     Aviall, Inc.                                                 38,250
     1,200   2 Aviation Sales Co.                                           48,000
     3,200   2 BE Aerospace, Inc.                                           54,600
     3,600     BMC Industries, Inc.                                         32,175
       800   2 BWay Corp.                                                   12,000
     4,313     Baldor Electric Co.                                          83,295
     4,000     Ball Corp.                                                  219,750
     1,900     Barnes Group, Inc.                                           40,019
     3,200     Belden, Inc.                                                 61,600
     1,900   2 Bell & Howell Co.                                            63,531
     1,400   2 Benchmark Electronics, Inc.                                  47,075
     3,200     Blount International, Inc., Class A                          89,200
     2,700     Brady (W.H.) Co.                                             69,862
     3,000     Briggs & Stratton Corp.                                     197,812
     2,100     Brush Wellman, Inc.                                          31,631
       700     Butler Manufacturing Co.                                     20,781
     1,600     C&D Technologies, Inc.                                       41,300
     3,200     CLARCOR, Inc.                                                60,000
     1,484     CTS Corp.                                                    79,208
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Capital Goods-continued
     1,100   2 Carbide/Graphite Group, Inc.                          $      14,300
       900   2 Casella Waste Systems, Inc.                                  22,500
     1,500     Castle (A.M.) & Co.                                          22,125
     1,600     Century Aluminium Co.                                        12,800
     2,150     Chart Industries, Inc.                                       21,366
     1,300   2 Chase Industries, Inc.                                       12,106
     3,900   2 Checkpoint System, Inc.                                      38,269
     4,400   2 Cognex Corp.                                                127,600
     1,300   2 Coleman Co., Inc.                                             9,425
     1,500     Columbus McKinnon Corp.                                      31,500
     4,800   2 Comfort Systems USA, Inc.                                    75,600
     1,700     Commercial Intertech Corp.                                   21,781
     1,700     Commercial Metals Corp.                                      40,056
       700     Cubic Corp.                                                  15,662
     2,100   2 Cuno, Inc.                                                   38,456
     3,200   2 DII Group, Inc.                                              99,200
     1,900     Daniel Industries, Inc.                                      31,231
     2,800   2 Delco-Remy International, Inc.                               27,475
     1,100   2 Detroit Diesel Corp.                                         25,162
     2,900   2 Dionex Corp.                                                118,900
     5,000     Donaldson Co., Inc.                                         111,875
     1,150   2 Ducommun, Inc.                                               13,081
       600   2 Dupont Photomasks, Inc.                                      26,250
     2,350   2 Dycom Industries, Inc.                                      107,366
     1,500   2 Electro Scientific Industries, Inc.                          57,187
     1,700   2 Encore Wire Corp.                                            18,700
     1,300   2 Evans & Sutherland Computer Co.                              22,750
     2,300     Exide Corp.                                                  28,606
     2,588   2 Fairchild Corp., Class A                                     34,776
     5,900     Federal Signal Corp.                                        146,025
     5,200     Fisher Scientific International, Inc.                        96,850
     4,978     Flowserve Corp.                                              92,715
     4,500   2 Forest Oil Corp.                                             45,000
     5,300     Foster Wheeler Corp.                                         71,550
       600     Franklin Electronics, Inc.                                   37,500
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Capital Goods-continued
     2,400     Furon Co.                                             $      42,900
     1,850   2 Gardner Denver, Inc.                                         32,953
     4,500     GenCorp, Inc.                                               104,062
       800     General Binding Corp.                                        16,000
     4,850     General Cable Corp.                                          72,144
     1,600   2 Genlyte Group, Inc.                                          30,400
     1,200     Gleason Corp.                                                20,475
     3,200   2 Global Industrial Technologies, Inc.                         42,200
     1,912     Graco, Inc.                                                  60,228
     2,475     Granite Construction, Inc.                                   70,692
     4,000   2 Griffon Corp.                                                29,250
     3,600   2 Group Maintenance America Corp.                              48,150
     1,800   2 HADCO Corp.                                                  47,250
     3,800   2 Halter Marine Group, Inc.                                    23,037
     1,300     Hardinge, Inc.                                               21,450
     2,320     Harman International Industries, Inc.                       106,575
     1,400     Harmon Industries, Inc.                                      30,800
       800     Heico Corp.                                                  17,750
     1,450   2 Holophane Corp.                                              37,428
     2,400   2 Horizon Offshore, Inc.                                       17,100
     6,700     Hussmann International, Inc.                                106,362
     1,400   2 Hypercom Corp.                                                9,100
     3,800     IDEX Corp.                                                  101,412
     2,000   2 ITEQ, Inc.                                                    3,375
     2,000     Imco Recycling, Inc.                                         34,000
     2,700   2 Insituform Technologies, Inc., Class A                       51,469
     2,600   2 Integrated Electrical Services                               44,687
     2,100   2 Ionics, Inc.                                                 71,662
     1,500   2 Itron, Inc.                                                  12,375
     5,300     JLG Industries, Inc.                                         85,131
       600   2 JLK Direct Distribution, Inc., Class A                        5,587
     5,400   2 Jabil Circuit, Inc.                                         251,437
     2,800   2 Jacobs Engineering Group, Inc.                              110,425
     2,300     Juno Lighting, Inc.                                          52,325
     3,000     Kaman Corp., Class A                                         39,375
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Capital Goods-continued
     4,200     Kaydon Corp.                                          $     141,750
     1,500   2 Kellstrom Industries, Inc.                                   27,656
     5,000   2 Kemet Corp.                                                  77,187
     4,700     Kimball International, Inc., Class B                         75,200
     1,800   2 Knoll, Inc.                                                  43,200
     2,000   2 LCC International, Inc., Class A                              9,250
     1,800   2 Ladish Co., Inc.                                             12,037
       800     Lawson Products, Inc.                                        18,100
     2,300     Libbey, Inc.                                                 69,144
     6,300     Lincoln Electric Holdings                                   129,937
     1,550     Lindsay Manufacturing Co.                                    33,034
     2,500   2 Littelfuse, Inc.                                             50,312
       900     Lufkin Industries, Inc.                                      16,031
     2,000   2 Lydall, Inc.                                                 18,000
       900   2 MOOG, Inc., Class A                                          28,012
     3,500   2 Magnetek, Inc.                                               37,844
     3,375     Manitowoc, Inc.                                             128,672
     1,650   2 Mastec, Inc.                                                 42,900
     3,600     Metal Management, Inc.                                        8,550
     3,700   2 Metals USA, Inc.                                             39,544
     5,000   2 Mettler Toledo International, Inc., ADR                     130,625
     5,000     Milacron, Inc.                                              115,000
     5,200   2 Miller Industries, Inc.                                      26,325
     4,400   2 Morrison Knudsen Corp.                                       47,850
     4,700   2 Mueller Industries, Inc.                                    148,050
     2,441     Myers Industries, Inc.                                       55,228
       829     NACCO Industries, Inc., Class A                              66,994
     1,700     New England Business Service, Inc.                           46,431
     8,960   2 Newpark Resources, Inc.                                      82,320
     4,600     Newport News Shipbuilding, Inc.                             120,462
     1,500   2 Nichols Research Corp.                                       31,687
     1,800     Nordson Corp.                                               108,450
     1,200   2 Nortek, Inc.                                                 34,725
     2,300   2 Oak Industries, Inc.                                         96,025
     1,300     OmniQuip International, Inc.                                 16,412
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Capital Goods-continued
       700   2 PEC Israel Economic Corp.                             $      21,306
     1,200     Park Electrochemical Corp.                                   28,650
       800   2 Parkervision, Inc.                                           21,700
     4,596   2 Paxar Corp.                                                  41,077
     2,000   2 Plexus Corp.                                                 66,750
     3,200     Precision Castparts Corp.                                   136,800
     3,600   2 Presstek, Inc.                                               26,550
     1,200     Primex Technologies, Inc.                                    25,050
     3,100     ROHN Industries, Inc.                                         6,200
     1,900     RTI International Metals                                     25,294
     3,600   2 Rayovac Corp.                                                97,200
     1,300   2 Recoton Corp.                                                20,800
     2,700     Regal Beloit Corp.                                           58,387
     1,350     Reliance Steel & Aluminum Co.                                49,191
     1,000     Robbins & Myers, Inc.                                        21,562
     4,000     Roper Industries, Inc.                                      114,000
     3,311     Ryerson Tull, Inc.                                           75,118
     1,950   2 SLI, Inc.                                                    53,503
     1,400   2 SPS Technologies, Inc.                                       61,075
     4,000     SPX Corp.                                                   261,250
     3,900     Safety-Kleen Corp.                                           61,912
     1,331   2 Samsonite Corp.                                               7,986
     1,200     Sauer, Inc., ADR                                             11,400
     1,400     Scotsman Industries, Inc.                                    28,262
     2,300     Scott Technologies, Inc.                                     42,694
     8,800     Sensormatic Electronics Corp.                               105,600
       800   2 Sequa Corp., Class A                                         45,350
     2,000   2 Service Experts, Inc.                                        32,375
       800   2 Shaw Group, Inc.                                             11,200
       600   2 Shiloh Industries, Inc.                                       8,437
     1,600   2 Silgan Holdings, Inc.                                        27,600
     1,800     Smith (A.O.) Corp.                                           45,450
     1,700     Spartech Corp.                                               40,375
       500   2 Special Metals Corp.                                          2,781
     1,500   2 Specialty Equipment Cos., Inc.                               44,812
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Capital Goods-continued
     1,700     Standard Register                                     $      51,850
     1,500     Standex International Corp.                                  36,844
     3,700     Stewart & Stevenson Services                                 37,925
       900     Stone & Webster, Inc.                                        19,744
     1,500   2 Stoneridge, Inc.                                             25,125
     3,600   2 Superior Services, Inc.                                      66,150
     1,537     Superior Telecom, Inc.                                       38,329
     1,900     Technitrol, Inc.                                             55,575
     2,500     Tecumseh Products Co., Class A                              152,812
     1,200     Tennant Co.                                                  41,100
     2,300   2 Terex Corp.                                                  72,737
     3,715   2 Tetra Tech, Inc.                                             89,857
     1,400   2 Tetra Technologies, Inc.                                     13,125
     2,100   2 Thermedics, Inc.                                             15,750
     1,300   2 Thermo Fibertek, Inc.                                         9,262
     2,100     Thomas Industries, Inc.                                      41,737
     2,200     Titan International, Inc.                                    21,862
     2,900     Titanium Metals Corp.                                        21,387
     6,000   2 Tower Automotive, Inc.                                      138,000
     2,700     Tredegar Industries, Inc.                                    72,056
       500     Tremont Corp.                                                10,125
     1,800   2 TriStar Aerospace Co.                                        19,125
     1,600   2 Triumph Group, Inc.                                          43,400
     4,800   2 UNOVA, Inc.                                                  65,100
     1,600     URS Corp.                                                    36,900
     9,200     Unisource Worldwide, Inc.                                    74,750
     1,900   2 VWR Scientific Products Corp.                                48,687
     2,400     Valmont Industries, Inc.                                     40,200
     2,500   2 Vicor Corp.                                                  35,156
       660     Virco Manufacturing Corp.                                    12,375
     6,800   2 Vishay Intertechnology, Inc.                                118,575
     3,050     Wabash National Corp.                                        47,847
     5,600     Wallace Computer Services, Inc.                             129,150
       500   2 Waste Industries, Inc.                                        9,250
    16,800   2 Wastemasters, Inc.                                            3,150
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Capital Goods-continued
     3,000     Watsco, Inc.                                          $      58,875
     2,100     Watts Industries, Inc., Class A                              32,287
     1,723     West Pharmaceutical Services, Inc.                           56,967
     1,800   2 Wolverine Tube, Inc.                                         45,450
     1,100     Woodward Governor Co.                                        27,225
     2,600   2 Wyman Gordon Co.                                             36,400
     3,100   2 Zebra Technologies Corp., Class A                           103,075
               TOTAL                                                    11,782,602
               Communication Services-1.0%
     4,700     Aliant Communications, Inc.                                 207,975
     1,700     CFW Communications Co.                                       39,312
     1,233   2 Commonwealth Telephone Enterprises, Inc.                     46,546
     6,400   2 E.Spire Communications, Inc.                                 80,000
     4,700   2 General Communications, Inc., Class A                        21,737
     2,200   2 IDT Corp.                                                    62,700
     6,700   2 ITC DeltaCom, Inc.                                          167,500
     3,500   2 IXC Communications, Inc.                                    138,687
       500   2 MGC Communications, Inc.                                     17,000
     2,000     North Pittsburgh Systems, Inc.                               33,750
     3,000   2 PLD Telekom, Inc.                                             7,875
     1,100   2 Pacific Gateway Exchange, Inc.                               44,000
     2,800   2 Primus Telecommunications Group, Inc.                        46,725
     2,800   2 Star Telecommunications, Inc.                                27,125
     4,000   2 Tel-Save Holdings, Inc.                                      48,000
     1,000   2 Telegroup, Inc.                                                 240
       700   2 US LEC Corp., Class A                                        16,187
     3,400   2 USN Communications, Inc.                                        102
     3,400   2 Vanguard Cellular Systems, Inc., Class A                     77,562
     5,600   2 WinStar Communications, Inc.                                272,300
               TOTAL                                                     1,355,323
               Consumer Cyclicals-15.2%
       400   2 800-JR CIGAR, Inc.                                            3,375
     1,093   2 99 Cents Only Stores                                         51,508
     2,900   2 ADVO, Inc.                                                   57,275
     1,100   2 AMERCO                                                       24,750
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
     2,800   2 APAC Teleservices, Inc.                               $       9,100
     1,900     Aaron Rents, Inc.                                            31,587
     2,000     Ackerley Communications, Inc.                                34,375
     1,900   2 Action Performance Cos., Inc.                                64,362
     6,720   2 Acxiom Corp.                                                169,680
     2,600   2 Aftermarket Technology Co.                                   23,887
     5,400   2 AgriBioTech, Inc.                                            41,512
     2,000   2 Alternative Living Services, Inc.                            44,500
     2,000   2 AmeriPath, Inc.                                              18,750
     1,800   2 American Eagle Outfitters, Inc.                             134,550
     1,737   2 American Homestar Corp.                                      12,159
     5,600   2 American Media, Inc.                                         38,500
     2,200   2 American Retirement Corp.                                    36,575
     1,900   2 American Skiing Co.                                           9,737
       500     Ameron, Inc.                                                 20,156
     3,000   2 Ames Department Stores, Inc.                                104,812
     4,800   2 Amkor Technology, Inc.                                       46,800
     1,000   2 Anchor Gaming                                                47,250
     2,500   2 Ann Taylor Stores Corp.                                     118,750
     3,600     Apogee Enterprises, Inc.                                     44,100
     1,340   2 Applied Graphics Technologies, Inc.                          13,567
     2,825     Applied Industrial Technologies, Inc.                        42,022
     2,650     Arctic Cat, Inc.                                             22,856
     3,000     Arvin Industries, Inc.                                      109,875
     2,000   2 Assisted Living Concepts, Inc.                                5,750
     2,500     Authentic Fitness Corp.                                      43,125
       800   2 Avatar Holdings, Inc.                                        15,500
     3,500   2 Avis Rent A Car, Inc.                                       109,812
     5,900   2 Aztar Corp.                                                  40,931
     3,000   2 Bally Total Fitness Holding Corp.                            72,750
     1,700     Bandag, Inc.                                                 54,187
     1,200   2 Barnett, Inc.                                                11,550
     1,700     Bassett Furniture Industries, Inc.                           40,800
       300   2 Berlitz International, Inc.                                   6,731
     2,300   2 Black Box Corp.                                              78,775
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
     1,000     Blair Corp.                                           $      18,250
     4,681     Borg-Warner Automotive, Inc.                                265,647
     1,700   2 Borg-Warner Security Corp.                                   29,962
     1,400   2 Boron, LePore & Associates, Inc.                             14,350
     4,700   2 Boyd Gaming Corp.                                            24,969
     2,100     Breed Technologies, Inc.                                     11,419
     1,300   2 Brookdale Living Communities                                 19,662
     2,400     Brown Group, Inc.                                            39,150
       900   2 Buckle, Inc.                                                 21,037
     3,600   2 Budget Group, Inc., Class A                                  44,775
     2,740     Burlington Coat Factory Warehouse                            42,299
     7,400   2 Burlington Industries, Inc.                                  60,125
     1,300     Bush Industries, Inc., Class A                               19,744
     1,800   2 CB Richard Ellis Services                                    36,225
       900   2 CDW Computer Centers, Inc.                                   80,550
     2,445   2 CDnow, Inc.                                                  47,372
     4,600   2 CMG Information Services, Inc.                            1,170,987
     1,700   2 CORT Business Services Corp.                                 39,206
     1,250     CPI Corp.                                                    33,203
     2,500   2 CSK Auto Corp.                                               62,500
     1,400   2 Capital Senior Living Corp.                                  13,825
     1,300   2 CareMatrix Corp.                                             22,262
     3,100   2 Caribiner International, Inc.                                20,344
     1,200   2 Carriage Services, Inc.                                      23,025
     6,900     Casey's General Stores, Inc.                                 91,425
     1,700   2 Castle & Cooke, Inc.                                         25,075
     2,400   2 Catalina Marketing Corp.                                    205,050
     2,100     Cato Corp., Class A                                          23,625
     2,600     Cavalier Homes, Inc.                                         24,537
     4,700   2 CellNet Data Systems, Inc.                                   36,425
     3,900   2 Central Garden & Pet Co.                                     54,600
     1,450     Central Parking Corp.                                        45,947
     6,600   2 Century Business Services, Inc.                              79,200
     3,400   2 Cerner Corp.                                                 57,800
     5,372   2 Champion Enterprises, Inc.                                   99,718
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
     1,300   2 Championship Auto Racing Teams, Inc.                  $      40,056
    12,800   2 Charming Shoppes, Inc.                                       49,600
     1,100     Chemed Corp.                                                 32,794
     1,700   2 Children's Place Retail Stores, Inc.                         61,625
     4,900   2 Choice Hotels International, Inc.                            76,562
     1,000     Churchill Downs, Inc.                                        30,750
     5,375     Claire's Stores, Inc.                                       178,047
     2,200     Coachmen Industries, Inc.                                    41,525
     1,700   2 Coinmach Laundry Corp.                                       20,825
     1,300   2 Coldwater Creek, Inc.                                        19,175
     1,800   2 Cole National Corp., Class A                                 27,900
     7,800   2 Collins & Aikman Corp.                                       37,050
       800   2 Columbia Sportswear Co.                                      10,850
     2,300   2 Computer Learning Centers, Inc.                              10,350
     2,900   2 Cone Mills Corp.                                             17,581
     4,900   2 Copart, Inc.                                                 88,812
    13,600   2 Corporate Express, Inc.                                      68,000
     1,800   2 Cost Plus, Inc.                                              63,450
     1,300   2 Crescent Operating, Inc.                                      5,119
     1,000   2 Crossmann Communities, Inc.                                  26,250
     1,200     Culp, Inc.                                                    9,900
     5,054     D. R. Horton, Inc.                                           97,605
     4,600   2 Dal-Tile International, Inc.                                 51,750
     2,600   2 Dan River, Inc., Class A                                     25,350
     1,000   2 Day Runner, Inc.                                             12,500
     7,800   2 DeVRY, Inc.                                                 205,725
       400   2 Delia's, Inc.                                                 8,100
     2,400   2 Department 56, Inc.                                          64,950
       900   2 Diamond Technology Partners, Class A                         19,125
     1,100   2 Discount Auto Parts, Inc.                                    25,094
     3,200   2 Dollar Thrifty Automotive Group                              59,600
     1,700   2 Donna Karan International, Inc.                              14,556
     3,800   2 DoubleClick, Inc.                                           531,287
     1,300     Dover Downs Entertainment                                    21,694
     2,500   2 Dress Barn, Inc.                                             36,562
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
       600     Duff & Phelps Credit Rating                           $      34,200
       488   2 Dura Automotive Systems, Inc.                                13,969
       400   2 EduTrek International, Inc., Class A                          2,050
     2,300   2 Education Management Corp.                                   45,856
     1,700     Elcor Corp.                                                  65,662
     2,100   2 Elder-Beerman Stores Corp.                                   17,719
     2,000   2 Electro Rent Corp.                                           22,750
     2,100     Enesco Group, Inc.                                           44,100
     9,300   2 Extended Stay America, Inc.                                  97,650
     1,500   2 F.Y.I., Inc.                                                 46,500
     5,800   2 Fairfield Communities, Inc.                                  74,675
     2,550   2 Family Golf Centers, Inc.                                    18,328
     4,200     Fedders Corp.                                                24,150
     2,200   2 Finish Line, Inc., Class A                                   33,137
       900   2 Finlay Enterprises, Inc.                                      9,900
     2,100   2 First Consulting Group, Inc.                                 24,150
     3,200   2 Footstar, Inc.                                              108,200
     1,800     Forest City Enterprises, Inc., Class A                       44,437
       300   2 Forrester Research, Inc.                                     10,200
     1,150   2 Fossil, Inc.                                                 35,362
     2,800   2 Franklin Covey Co.                                           27,125
     1,100     Freds, Inc.                                                  12,856
     1,500   2 Friedmans, Inc., Class A                                     15,750
     2,450     G & K Services, Inc., Class A                               114,537
     1,200   2 Gadzooks, Inc.                                               11,400
     1,500   2 Galey & Lord, Inc.                                            6,844
     1,900   2 Garden Ridge Corp.                                           13,775
     3,200   2 Genesco, Inc.                                                34,800
     1,500   2 Genesis Direct, Inc.                                          5,859
     9,400   2 Gentex Corp.                                                282,587
     2,900   2 Getty Images, Inc.                                           75,400
     1,000     Getty Realty Holding Corp.                                   13,625
     2,100   2 Gibson Greetings, Inc.                                       13,256
     2,100   2 Global DirectMail Corp.                                      32,025
     2,400   2 Goody's Family Clothing, Inc.                                21,600
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
       100     Grey Advertising, Inc.                                $      32,294
     1,600   2 Group 1 Automotive, Inc.                                     41,200
     2,600   2 Grubb & Ellis Co.                                            15,762
     5,300   2 Gtech Holdings Corp.                                        138,131
     1,000   2 Guess ?, Inc.                                                 7,625
     2,200     Guilford Mills, Inc.                                         20,900
     2,200   2 Guitar Center, Inc.                                          34,375
     3,200   2 Gymboree Corp.                                               33,200
     4,650   2 HA-LO Industries, Inc.                                       54,637
     1,500   2 Hagler Bailly, Inc.                                           9,750
     2,600     Hancock Fabrics, Inc.                                        16,412
     4,100     Handleman Co.                                                57,656
     3,700   2 Hanover Compressor Co.                                      106,144
    15,300   2 Hanover Direct, Inc.                                         43,031
     2,500   2 Harrah's Entertainment, Inc.                                 55,000
     3,500   2 Hartmarx Corp.                                               16,625
     1,100     Haverty Furniture Cos., Inc.                                 25,987
     2,400   2 Hayes Lemmerz International, Inc.                            69,000
     7,800     Heilig-Meyers Co.                                            45,825
     3,200   2 Henry Schein, Inc.                                           83,800
     1,909   2 Hexcel Corporation                                           16,942
     5,200     Hollinger International, Inc.                                73,125
     2,500   2 Hollywood Park, Inc.                                         32,187
     5,000   2 Homebase, Inc.                                               25,000
     2,300   2 Homestead Village, Inc.                                       9,200
     3,200     Houghton Mifflin Co.                                        142,800
     2,800     Hughes Supply, Inc.                                          65,100
     1,200     Hunt Corp.                                                   12,750
     2,275   2 ITT Educational Services, Inc.                               55,880
     1,400   2 Igen, Inc.                                                   35,175
     5,548   2 Inacom Corp.                                                 53,746
     3,650   2 InfoUSA, Inc., Class B                                       26,234
     3,700   2 Information Resources, Inc.                                  28,675
     2,475   2 Insight Enterprises, Inc.                                    66,825
     2,067   2 Insignia Financial Group, Inc.                               25,964
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
     6,100     Interface, Inc.                                       $      43,081
     2,500     Intermet Corp.                                               36,875
     2,400     International Speedway Corp., Class A                       123,600
     1,600   2 International Telecommunication Data Systems, Inc.           18,100
     1,750     Interpool, Inc.                                              25,703
     2,200     Jo-Ann Stores, Inc.                                          35,475
     2,100   2 Jones Lang LaSalle, Inc.                                     56,044
     4,600     Jostens, Inc.                                                98,612
     1,500   2 Journal Register Co.                                         21,844
     3,175   2 Just For Feet, Inc.                                          40,084
     2,300     Justin Industries, Inc.                                      31,050
       800   2 K & G Men's Center, Inc.                                      8,700
     1,517     K2, Inc.                                                     15,454
     5,200     Kaufman & Broad Homes Corp.                                 126,425
     2,800     Kellwood Co.                                                 72,100
       900   2 Kenneth Cole Productions, Inc., Class A                      24,862
     2,000   2 Keystone Automotive Industries, Inc.                         30,000
     1,200   2 Kroll-O'Gara Co.                                             28,725
     3,400     LNR Property Corp.                                           66,725
     6,900     La-Z Boy Chair Co.                                          135,844
     1,000     Landauer, Inc.                                               27,000
     1,800   2 Lands' End, Inc.                                             68,850
     1,600   2 Lason Holdings, Inc.                                         63,300
     1,400   2 Learning Tree International, Inc.                            13,650
     5,800     Lee Enterprises, Inc.                                       166,025
     5,100   2 Linens 'N Things, Inc.                                      233,325
     3,500     Lodgian, Inc.                                                21,219
     2,112     Lowe's Cos., Inc.                                           111,408
     2,400     M.D.C. Holdings, Inc.                                        47,100
     1,100   2 META Group, Inc.                                             10,037
       231   2 MGM Grand, Inc.                                              10,164
     2,975     Marcus Corp.                                                 37,002
     7,000     Mark IV Industries, Inc.                                    125,125
     1,000   2 Marvel Enterprises, Inc.                                      9,375
     4,800     Mascotech, Inc.                                              83,400
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
     2,500   2 Maxim Group, Inc.                                     $      20,156
     1,200   2 Maximus, Inc.                                                31,200
     2,925     McClatchy, Co., Class A                                     104,934
     1,000     McGrath Rentcorp.                                            19,000
       500   2 Meadowcraft, Inc.                                             3,531
     3,100     Media General, Inc., Class A                                161,200
     1,600   2 MemberWorks, Inc.                                            70,000
     2,837   2 Mens Wearhouse, Inc.                                         77,663
     6,027     MeriStar Hospitality Corp.                                  138,621
     6,942  2  Metromedia International Group, Inc.                         40,784
     2,250   2 Metzler Group, Inc.                                          62,719
     3,200   2 Michaels Stores, Inc.                                        72,400
     4,600   2 Micro Warehouse, Inc.                                        77,912
     2,650   2 Microage, Inc.                                               13,912
     2,200     Midas, Inc.                                                  77,000
     3,673   2 Midway Games, Inc.                                           31,454
     1,200     Mikasa, Inc.                                                 13,650
     2,900     Modine Manufacturing Co.                                     90,625
     1,650   2 Monaco Coach Corp.                                           45,787
     1,200     Movado Group                                                 28,950
     4,700   2 Musicland Stores, Inc.                                       51,112
       300     NCH Corp.                                                    16,350
     2,400   2 NCI Building System, Inc.                                    57,750
     1,100   2 NCO Group, Inc.                                              35,887
     2,300   2 NFO Worldwide, Inc.                                          26,019
     1,200   2 NVR, Inc.                                                    57,750
     1,350   2 National RV Holdings, Inc.                                   34,931
     4,400   2 Nautica Enterprise, Inc.                                     59,675
     3,100   2 Nine West Group, Inc.                                        88,350
     1,200   2 Norstan, Inc.                                                12,000
     1,700   2 North Face, Inc.                                             19,975
     3,600   2 NovaCare Employee Services                                   18,562
     1,800   2 O'Reilly Automotive, Inc.                                    82,350
     2,100   2 O'Sullivan Industries Holdings, Inc.                         33,075
     2,200     OEA, Inc.                                                    21,587
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
       500   2 ONSALE, Inc.                                          $      12,687
     6,200     Oakwood Homes Corp.                                          86,025
     1,600     OshKosh B'Gosh, Inc., Class A                                31,700
       900     Oxford Industries, Inc.                                      23,794
     2,725   2 Pacific Sunwear of California                               101,080
     2,462   2 Palm Harbor Homes, Inc.                                      49,548
     1,100   2 Party City Corp.                                              3,987
     2,100   2 Paymentech, Inc.                                             50,137
       281     Penney (J.C.) Co., Inc.                                      12,821
       700   2 Penske Motorsports, Inc.                                     25,375
    15,200   2 PetSmart, Inc.                                              141,550
     2,750   2 Petco Animal Supplies, Inc.                                  36,094
     3,000     Phillips Van Heusen Corp.                                    26,250
       900     Pillowtex Corp.                                              14,794
     2,300   2 Playboy Enterprises, Inc., Class B                           74,031
     3,000     Polaris Industries, Inc., Class A                           113,062
     3,500   2 Polymer Group, Inc.                                          36,312
     8,200   2 Premier Parks, Inc.                                         283,412
     2,600   2 Prepaid Legal Services, Inc.                                 74,100
       909     Price Enterprises, Inc.                                       5,284
     2,800   2 Primark Corp.                                                64,575
     7,000   2 Prime Hospitality Corp.                                      85,312
     1,400   2 ProBusiness Services, Inc.                                   50,225
     1,500   2 Profit Recovery Group International, Inc.                    54,750
     2,800   2 Protection One, Inc.                                         13,300
       600     Puerto Rican Cement Co., Inc.                                19,987
     3,200     Pulte Corp.                                                  72,400
     1,600   2 Quaker Fabric Corp.                                           9,200
     2,700   2 Quiksilver, Inc.                                             71,719
       600   2 RWD Technologies, Inc.                                       10,350
     1,900   2 Rambus, Inc.                                                114,237
     3,600   2 Red Roof Inns, Inc.                                          59,400
     3,450     Regis Corp. Minnesota                                        88,406
     1,900   2 Rent-A-Center, Inc.                                          58,900
     2,099   2 Rent-Way, Inc.                                               57,198
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
     3,100   2 Rental Service Corp.                                  $      69,944
     2,300     Rollins, Inc.                                                38,812
     1,400     Russ Berrie & Co., Inc.                                      38,062
     4,000     Russell Corp.                                                88,500
     1,900     Ryland Group, Inc.                                           49,875
     4,900   2 SITEL Corp.                                                  16,537
       500   2 SM&A Corp.                                                    3,750
     1,400     Schawk, Inc.                                                 16,100
     1,700   2 Scholastic Corp.                                             80,378
     2,400   2 Scotts Co.                                                   98,700
     3,400     Shopko Stores, Inc.                                         116,662
       500   2 Silverleaf Resorts, Inc.                                      3,969
     2,200     Simpson Industries, Inc.                                     22,550
       600   2 Simpson Manufacturing Co., Inc.                              27,750
     1,000     Skyline Corp.                                                29,312
     5,200     Sothebys Holdings, Inc., Class A                            221,650
     1,600   2 Speedway Motorsports, Inc.                                   69,400
     3,700     Spiegel, Inc., Class A                                       27,750
     4,200   2 Sports Authority, Inc.                                       29,137
     1,400     Springs Industries, Inc., Class A                            52,325
     2,200     St. John Knits, Inc.                                         59,812
     2,000   2 Staff Leasing, Inc.                                          25,500
     3,500   2 Stage Stores, Inc.                                           22,531
     1,300     Standard Motor Products, Inc.                                30,225
     3,300     Standard Pacific Corp.                                       45,581
     2,125     Standard Products Co.                                        38,250
       900     Starrett (L.S.) Co., Class A                                 25,931
     2,700   2 Station Casinos, Inc.                                        44,381
     3,600   2 Stein Mart, Inc.                                             36,000
     1,200   2 Steinway Musical Instruments                                 28,275
       900     Strayer Education, Inc.                                      31,162
     6,100     Stride Rite Corp.                                            71,294
     2,500     Sturm Ruger & Co., Inc.                                      26,562
     1,400   2 Suburban Lodges of America, Inc.                              9,625
     5,600   2 Sunglass Hut International, Inc.                             70,700
SHARES                                                                   VALUE
               COMMON STOCKS-continued 1
               Consumer Cyclicals-continued
     1,800   2 Sunrise Assisted Living, Inc.                         $      72,000
     3,600   2 Sunterra Corp.                                               38,700
     2,700     Superior Industries International, Inc.                      67,500
     4,900   2 Sylvan Learning Systems, Inc.                               123,112
     1,000   2 Syms Corp.                                                    8,062
     2,900   2 Syntroleum Corp.                                             18,125
     1,600     TJ International, Inc.                                       44,400
     1,600   2 TMP Worldwide, Inc.                                         107,600
     1,500     Talbots, Inc.                                                47,250
     2,700   2 TeleTech Holdings, Inc.                                      17,887
     4,200     Terra Industries, Inc.                                       19,425
       950     Thor Industries, Inc.                                        28,737
       700   2 Timberland Co., Class A                                      48,475
     3,100   2 Toll Brothers, Inc.                                          66,262
     1,700     Toro Co.                                                     59,181
     3,700   2 Trammell Crow Co.                                            66,600
     2,000   2 Trans World Entertainment Corp.                              30,625
       500   2 Trendwest Resorts, Inc.                                       9,000
     3,400     Tyler Corp.                                                  19,975
     1,801   2 U.S. Home Corp.                                              61,684
     1,500   2 U.S.A. Floral Products, Inc.                                 10,219
     1,200     Unifirst Corp.                                               20,925
     2,100   2 United Auto Group, Inc.                                      20,475
     3,855   2 United Rentals, Inc.                                        114,927
     1,900     Universal Forest Products, Inc.                              37,822
     1,300   2 Urban Outfitters, Inc.                                       25,187
     3,500   2 Vail Resorts, Inc.                                           67,812
     1,600   2 Value City Department Stores, Inc.                           13,800
     1,000   2 Vistana, Inc.                                                14,875
     1,800     WD 40 Co.                                                    48,150
     1,300     Wackenhut Corp., Class A                                     29,169
     1,900     Webb (Del) Corp.                                             43,937
     4,100     Wellman, Inc.                                                58,681
     2,200   2 Wellsford Real Properties                                    22,000
     1,200   2 West Marine, Inc.                                            11,700
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Consumer Cyclicals-continued
     2,300 2 West TeleServices Corp.                                 $      19,406
     1,400 2 Wet Seal, Inc., Class A                                        57,050
     3,300   Wiley (John) & Sons, Inc., Class A                            133,444
     1,400 2 Wilmar Industries, Inc.                                        16,975
     2,900   Windmere-Durable Holdings                                      33,350
     1,700   Winnebago Industries, Inc.                                     24,331
     5,300   Wolverine World Wide, Inc.                                     63,600
     1,887   Wynns International, Inc.                                      31,607
     2,000   Xtra Corp.                                                     82,750
     4,700 2 Zale Corp.                                                    177,719
             TOTAL                                                      19,578,740
             Consumer Staples-6.9%
     2,500 2 Adelphia Communications Corp., Class A                        170,625
     2,200   ABM Industries, Inc.                                           66,825
       800 2 AMC Entertainment, Inc.                                        14,150
       800 2 Administaff, Inc.                                              12,850
     5,200 2 Advantica Restaurant Group                                     25,350
     1,400 2 Agribrands International, Inc.                                 49,000
     1,900 2 Alternative Resources Corp.                                    12,825
     2,400 2 American Italian Pasta Co., Class A                            64,500
     3,300   Applebee's International, Inc.                                 85,181
     3,900 2 Ascent Entertainment Group, Inc.                               41,437
     3,437   Avado Brands, Inc.                                             26,637
     3,750   Banta Corp.                                                    79,922
     2,448   Bergen Brunswig Corp., Class A                                 46,502
     2,400 2 Beringer Wine Estates Holdings, Inc., Class B                  94,500
     2,200 2 Big Flower Holdings, Inc.                                      78,375
     2,166   Bindley Western Industries, Inc.                               66,875
     1,917   Block Drug, Inc., Class A                                      67,335
     5,400   Bob Evans Farms, Inc.                                          98,887
     4,800   Bowne & Co., Inc.                                              90,000
     5,925 2 Buffets, Inc.                                                  59,250
     3,752 2 Building One Services Corp.                                    57,217
     1,800 2 CD Radio, Inc.                                                 44,100
     1,400 2 CDI Corp.                                                      37,187
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Consumer Staples-continued
     2,350 2 CEC Entertainment, Inc.                                 $      88,125
     2,100 2 Canandaigua Wine Co., Inc., Class A                           108,150
     1,000 2 Carmike Cinemas, Inc., Class A                                 21,562
     2,900   Carter Wallace, Inc.                                           50,931
     4,100 2 Century Communications Corp., Class A                         201,156
     2,100 2 Cheesecake Factory, Inc.                                       58,800
     4,900   Chiquita Brands International                                  49,000
     2,300   Church and Dwight, Inc.                                        98,469
       300   Coca-Cola Bottling Co.                                         16,500
     4,100 2 Computer Horizons Corp.                                        57,912
     1,500 2 Consolidated Graphics, Inc.                                    63,937
     2,657 2 Consolidated Products, Inc.                                    47,992
     4,600   Coors Adolph Co., Class B                                     246,100
     1,200 2 Cox Radio, Inc., Class A                                       58,500
     2,100   Dames & Moore, Inc.                                            24,675
       700 2 Data Processing Resources Corp.                                 8,837
     1,700 2 Dave & Buster's, Inc.                                          34,850
     2,700   Dreyers Grand Ice Cream, Inc.                                  36,787
     2,200 2 Duane Reade, Inc.                                              58,987
     5,600   Earthgrains Co.                                               118,650
     1,500 2 Emmis Communications, Corp., Class A                           67,500
     1,200 2 Entertainment, Inc.                                            10,800
       100   Farmer Brothers Co.                                            19,875
     5,000   Fleming Cos., Inc.                                             43,750
     3,600 2 Florida Panthers Holdings, Inc.                                31,950
     1,800   Foamex International, Inc.                                     10,462
     4,400 2 Foodmaker, Inc.                                               106,150
     1,100 2 French Fragrances, Inc.                                         8,319
       700 2 GC Cos., Inc.                                                  24,587
     2,600   Gaylord Entertainment Co.                                      80,600
       834 2 General Cigar Holdings, Inc.                                    7,037
       700   Gray Communications                                            11,419
     2,300   Great Atlantic & Pacific Tea Co., Inc.                         70,725
     1,800 2 Hain Food Group, Inc.                                          32,175
     4,100   Harland (John H.) Co.                                          67,906
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Consumer Staples-continued
     1,633   Herbalife International, Inc., Class A                  $      16,942
     3,800   Herbalife International, Inc., Class B                         32,775
     3,800 2 Hollywood Entertainment Corp.                                  93,812
     3,700 2 Host Marriott Services Corp.                                   26,362
     1,200 2 IHOP Corp.                                                     54,900
     2,554   Imperial Sugar Co.                                             18,197
     1,200   Ingles Markets, Inc., Class A                                  13,800
     6,200 2 Interim Services, Inc.                                        107,725
     2,200   International Multifoods Corp.                                 48,675
     2,400 2 Ivex Packaging Corp.                                           47,250
     1,900   Jones Intercable, Inc., Class A                                88,112
     3,000 2 Labor Ready, Inc.                                             117,750
     2,900   Lance, Inc.                                                    40,237
     3,400 2 Landrys Seafood Restaurants, Inc.                              27,625
     5,100 2 Lone Star Steakhouse & Saloon                                  55,462
     4,000   Longs Drug Stores Corp.                                       137,500
     3,000   Luby's Cafeterias, Inc.                                        50,250
     1,582   McKesson HBOC, Inc.                                            55,370
       600 2 Media Arts Group, Inc.                                          5,250
     1,800   Merrill Corp.                                                  26,775
     3,750 2 Metamor Worldwide, Inc.                                        73,359
       900 2 Metro Networks, Inc.                                           40,500
     1,700   Michael Foods, Inc.                                            38,887
     1,000 2 Mondavi Robert Corp., Class A                                  36,250
     7,300 2 NBTY, Inc.                                                     36,956
     1,200 2 NPC International, Inc.                                        21,600
     5,433 2 NTL, Inc.                                                     414,266
       900   National Presto Industries, Inc.                               31,444
     1,874   Natures Sunshine Products, Inc.                                20,028
     2,000   Norrell Corp.                                                  30,000
     8,800   Olsten Corp.                                                   59,400
     1,100 2 Omega Protein Corp.                                             5,569
     1,400 2 On Assignment, Inc.                                            42,437
     1,300 2 On Command Corp.                                               17,144
     1,800   Oneida Ltd.                                                    43,425
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Consumer Staples-continued
     2,575   Owens & Minor, Inc.                                     $      25,428
       500 2 P. J. America, Inc.                                            11,750
     9,200 2 PSS World Medical, Inc.                                        89,700
     2,650 2 Papa Johns International, Inc.                                106,497
     2,800 2 Patterson Dental Co.                                          100,975
     2,400 2 Paxson Communications Corp.                                    25,650
     1,100 2 Pegasus Communications Corp.                                   45,100
     1,650 2 Performance Food Group Co.                                     43,725
     8,400 2 Perrigo Co.                                                    64,050
       500   Pilgrims Pride Corp.                                            9,312
     4,800 2 Planet Hollywood International, Inc., Class A                   4,500
     5,200 2 Prociurenet, Inc.                                                 780
     4,400 2 RCN Corp.                                                     213,950
     3,000 2 Rainforest Cafe, Inc.                                          16,500
     4,100 2 Ralcorp Holdings, Inc.                                         75,337
       600 2 RemedyTemp, Inc., Class A                                       7,012
     1,820 2 Renaissance Worldwide, Inc.                                    12,057
     6,200   Richfood Holdings, Inc.                                        77,500
     1,000   Riviana Foods, Inc.                                            19,500
     4,610 2 Romac International, Inc.                                      51,862
     3,800   Ruby Tuesday, Inc.                                             69,350
     3,600   Ruddick Corp.                                                  63,675
     5,200 2 Ryan's Family Steak Houses, Inc.                               64,350
     1,400 2 SCB Computer Technology, Inc.                                   9,450
     3,000 2 SFX Entertainment, Inc., Class A                              185,250
     1,300 2 SOS Staffing Services, Inc.                                     9,100
     1,750   Sbarro, Inc.                                                   45,828
     1,800   Schweitzer-Mauduit International, Inc.                         29,812
     1,300 2 Scientific Games Holdings Corp.                                20,800
     1,300   Smart & Final, Inc.                                            13,081
     4,800 2 Smithfield Foods, Inc.                                        113,400
     3,400   Smucker (J.M.) Co., Class A                                    73,100
     2,425 2 Sonic Corp.                                                    68,203
    18,700 2 Southland Corp.                                                46,750
     3,100 2 Spelling Entertainment Group, Inc.                             27,512
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Consumer Staples-continued
     2,200 2 StaffMark, Inc.                                         $      22,275
       900   Stepan, Co.                                                    22,725
     2,600 2 Synetic, Inc.                                                 245,537
     1,700   TCBY Enterprises, Inc.                                         11,581
     8,200 2 TCI Satellite Entertainment, Inc.                              24,087
     1,200   Tejon Ranch Co.                                                27,150
     1,900 2 The Boston Beer Co., Inc., Class A                             16,031
     1,900 2 Thermolase Corp.                                                4,869
     1,482 2 Triarc Companies, Inc., Class A                                29,362
     4,500 2 US Satellite Broadcasting Co., Class A                         80,437
     5,300 2 United International Holdings, Inc., Class A                  316,675
       600 2 United Natural Foods, Inc.                                     15,075
       500   United Television, Inc.                                        50,250
     6,700   Universal Foods Corp.                                         140,700
     4,700 2 Valassis Communications, Inc.                                 263,200
     3,300 2 Vlasic Foods International, Inc.                               27,019
     1,050 2 Volt Information Science, Inc.                                 18,375
     1,300 2 Wackenhut Corrections Corp.                                    24,131
       900 2 Westaff, Inc.                                                   6,637
     2,800 2 Westwood One, Inc.                                             95,900
     1,200 2 Young Broadcasting, Inc., Class A                              50,850
     5,000 2 World Color Press                                             127,812
     1,400 2 Wild Oats Markets, Inc.                                        38,762
     2,000   Zapata Corp.                                                   17,625
     4,600 2 Zila, Inc.                                                     18,400
             TOTAL                                                       8,945,050
             Energy-2.2%
     1,400 2 Atwood Oceanics, Inc.                                          48,825
     4,170 2 Barrett Resources                                             126,664
       900 2 Belco Oil & Gas Corp.                                           6,862
     3,500 2 Benton Oil & Gas Co.                                           14,656
     2,400   Berry Petroleum Co., Class A                                   30,300
     3,500 2 Brown Tom, Inc.                                                52,281
     3,000   Cabot Oil & Gas Corp., Class A                                 52,500
       600 2 Cal Dive International, Inc.                                   19,200
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Energy-continued
     2,600 2 Calpine Corp.                                           $     110,825
     7,284   Chesapeake Energy Corp.                                        16,844
        35   Chevron Corp.                                                   3,491
     3,200 2 Comstock Resources, Inc.                                       15,000
     5,125   Cross Timbers Oil Co.                                          56,055
     2,900   Devon Energy Corp.                                             96,425
     5,500   EEX Corp.                                                      35,750
     2,000 2 Forcenergy, Inc.                                                2,437
     1,600 2 Friede Goldman International, Inc.                             29,900
     3,700 2 Frontier Oil Corp.                                             19,887
    19,100 2 Grey Wolf, Inc.                                                45,362
     1,000 2 Gulf Island Fabrication, Inc.                                  15,000
     2,200 2 HS Resources, Inc.                                             23,375
    17,300 2 Harken Energy Corp.                                            38,925
     6,500   Helmerich & Payne, Inc.                                       167,375
       700   Holly Corp.                                                     9,844
     2,100 2 IRI International Corp.                                        11,681
     5,900 2 Input/Output, Inc.                                             42,775
     3,300   KCS Energy, Inc.                                                4,537
     2,400 2 Key Energy Group, Inc.                                          8,250
     2,584 2 Louis Dreyfus Natural Gas Corp.                                49,419
     6,800 2 Marine Drilling Cos., Inc.                                    116,875
     5,792 2 Meridian Resource Corp.                                        33,666
     2,600   Mitchell Energy & Development Corp., Class A                   39,162
     4,700 2 Newfield Exploration Co.                                      126,312
     2,600 2 Nuevo Energy Co.                                               41,275
       500 2 OMNI Energy Services Corp.                                      2,250
     8,300 2 Ocean Energy, Inc.                                             77,294
     3,000 2 Oceaneering International, Inc.                                49,500
     2,800 2 Offshore Logistics, Inc.                                       34,650
     8,100 2 Parker Drilling Co.                                            32,400
     4,100 2 Patterson Energy, Inc.                                         33,056
       800   Penn Virginia Corp.                                            15,800
     2,200 2 Plains Resources, Inc.                                         37,537
     5,200   Pogo Producing Co.                                             99,775
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Energy-continued
     2,800 2 Pool Energy Services Co.                                $      50,225
     6,600 2 Pride International, Inc.                                      77,137
     4,600   Range Resources Corp.                                          23,575
    13,400 2 Santa Fe Energy Resource, Inc.                                120,600
     3,100 2 Seitel, Inc.                                                   53,862
     4,400   Snyder Oil Corp.                                               80,025
     1,400   St. Mary Land & Exploration Co.                                26,950
     1,800 2 Stone Energy Corp.                                             61,087
     2,800 2 Superior Energy Services, Inc.                                 14,350
     1,930 2 Swift Energy Co.                                               22,195
     4,200 2 Tesoro Petroleum Corp.                                         47,512
     1,100 2 The Houston Exploration Co.                                    20,900
       800 2 Thermo Ecotek Corp.                                             5,300
     4,700 2 Titan Exploration, Inc.                                        26,437
     1,500 2 TransTexas Gas Corp.                                              937
     3,400 2 Transmontaigne, Co.                                            48,450
     5,800 2 Tuboscope, Inc.                                                79,025
     1,600 2 UTI Energy Corp.                                               21,400
     3,000 2 Veritas DGC, Inc.                                              60,750
     4,900   Vintage Petroleum, Inc.                                        52,675
             TOTAL                                                       2,787,389
             Financials-19.8%
     1,695   1st Source Corp.                                               50,002
     3,350   Aames Financial Corp.                                           5,862
     1,500 2 Acceptance Insurance Cos., Inc.                                21,094
     1,100 2 Advance Paradigm, Inc.                                         57,750
     3,100   Advanta Corp., Class A                                         41,850
     1,000   Advest Group, Inc.                                             20,250
     2,300 2 Affiliated Managers Group                                      66,844
     1,000   Alabama National Bancorp                                       24,625
       400 2 Alexander's, Inc.                                              29,275
     1,400   Alexandria Real Estate Equities, Inc.                          39,462
     3,200   Alfa Corp.                                                     54,000
     3,825   Amcore Financial, Inc.                                         80,325
     2,012   AmerUs Life Holdings, Inc., Class A                            45,018
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     2,400 2 AmeriTrade Holding Corp., Class A                       $     320,550
     1,047   American Annuity Group, Inc.                                   23,034
     3,000   American Health Properties, Inc.                               59,437
     2,100   American Heritage Life Investments                             48,694
     8,200 2 Americredit Corp.                                             135,812
     3,100 2 Amerin Corp.                                                   72,656
     1,800   Amli Residential Properties Trust                              39,262
     2,200   Anchor Bancorp Wisconsin, Inc.                                 40,425
       900   Andover Bancorp, Inc.                                          27,675
     2,600   Anthracite Capital, Inc.                                       19,662
     5,100 2 Arcadia Financial Ltd.                                         34,744
     1,300   Area Bancshares Corp.                                          34,287
     2,300   Argonaut Group, Inc.                                           57,500
     3,100   Arm Financial Group, Inc., Class A                             43,012
     2,300   Associated Estates Realty Corp.                                26,594
     2,124   BB&T Corp.                                                     84,827
     1,446 2 BOK Financial Corp.                                            37,234
     5,794   BRE Properties, Inc., Class A                                 144,126
       950   BSB Bancorp, Inc.                                              24,403
     1,660   BT Financial Corp.                                             42,019
     1,600   Baldwin & Lyons, Inc., Class B                                 37,600
       600   BancFirst Corp.                                                21,300
       900   BancFirst Ohio Corp.                                           23,737
     2,800   BancWest Corp.                                                111,475
     5,820   Bancorpsouth, Inc.                                             96,757
     1,456   Bank Granite Corp.                                             34,944
     2,500 2 Bank Plus Corp.                                                11,562
     4,800   BankAtlantic Bancorp, Inc., Class B                            38,550
     1,600   BankUnited Financial Corp., Class A                            14,000
     3,070   Banknorth Group, Inc.                                          81,163
     2,500   Bay View Capital Corp.                                         44,531
     3,000   Bedford Property Investors, Inc.                               51,562
     2,750   Berkley, W. R. Corp.                                           75,625
     4,800   Berkshire Realty Co., Inc.                                     55,200
     1,700   Blanch, E. W. Holdings, Inc.                                  100,087
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     2,200   Boykin Lodging Co.                                      $      33,688
     3,146   Bradley Real Estate, Inc.                                      62,723
     4,400   Brandywine Realty Trust                                        83,050
     1,572   Brenton Banks, Inc.                                            24,956
     1,800   Brookline Bancorp, Inc.                                        20,250
     4,200   Burnham Pacific Properties, Inc.                               48,300
     3,000   CBL & Associates Properties, Inc.                              73,688
     1,100   CFSB Bancorp, Inc.                                             32,175
     3,000   CMAC Investment Corp.                                         137,625
     2,200   CNA Surety Corp.                                               29,700
     4,074   CNB Bancshares, Inc.                                          172,890
     1,440   CVB Financial Corp.                                            33,120
     2,400   Cabot Industrial Trust                                         48,900
     5,833   Camden Property Trust                                         157,491
     2,400   Capital Automotive                                             31,200
       500   Capital City Bank Group, Inc.                                  11,688
     2,900   Capital Re Corp.                                               56,731
     1,100   Capitol Transamerica Corp.                                     16,638
     8,050   Capstead Mortgage Corp.                                        46,791
     2,900   Carolina First Corp.                                           78,300
     3,270   Cash America International, Inc.                               41,693
       900   Cathay Bancorp, Inc.                                           31,388
     2,420 2 Centennial Bancorp                                             31,006
     2,300   CenterPoint Properties Corp.                                   82,656
     3,400   CenterTrust Retail Properties, Inc.                            37,400
     1,200   Century South Banks, Inc.                                      31,200
     2,700   Charter Municipal Mortgage Acceptance Co.                      34,763
     1,100   Chartwell Re Corp.                                             20,350
     2,800   Chateau Communities, Inc.                                      81,375
     2,000   Chelsea GCA Realty, Inc.                                       65,875
     1,757   Chemical Financial Corp.                                       57,981
     1,800   Chicago Title Corp.                                            70,313
     1,906   Chittenden Corp.                                               54,798
     1,900 2 ChoicePoint, Inc.                                             112,813
     3,200   Citizens Banking Corp.                                        104,200
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     2,233   City Holding Co.                                        $      65,874
     3,400   Colonial Properties Trust                                      93,075
     1,300 2 Columbia Banking Systems, Inc.                                 22,100
     3,420   Commerce Bancorp, Inc.                                        150,887
     3,400   Commerce Group, Inc.                                           77,350
     7,910   Commercial Federal Corp.                                      191,818
     3,800   Commercial Net Lease Realty                                    47,738
     1,969   Commonwealth Bancorp                                           30,520
     1,000   Community Bank System, Inc.                                    25,313
     6,200   Community First Bankshares, Inc.                              126,713
     1,425   Community Trust Bancorp, Inc.                                  30,983
     1,700   Conning Corp.                                                  28,050
     1,500 2 ContiFinancial Corp.                                            9,188
     5,100   Cornerstone Realty Income Trust, Inc.                          50,681
     1,000   Corus Bankshares, Inc.                                         31,000
     3,300   Cousins Properties, Inc.                                      114,675
     4,650   Crawford & Co., Class B                                        54,347
     2,900 2 Credit Acceptance Corp.                                        20,300
     6,500   Criimi Mae, Inc.                                               15,031
     3,000   Crown American Realty Trust                                    21,750
     3,540   Cullen Frost Bankers, Inc.                                    190,939
     1,100   D & N Financial Corp.                                          25,300
     1,500 2 DVI, Inc.                                                      21,281
     1,600   Dain Rauscher Corp.                                            68,600
     1,965 2 Delphi Financial Group, Inc., Class A                          61,161
       600 2 Delta Financial Corp.                                           4,725
     7,500   Developers Diversified Realty                                 118,594
     1,900   Dime Community Bancorp, Inc.                                   42,750
     4,100   Doral Financial Corp.                                          72,263
     2,684   Downey Financial Corp.                                         53,680
     5,700   Dynex Capital, Inc.                                            16,744
    19,800 2 E*Trade Group, Inc.                                         2,286,900
     2,100   EastGroup Properties, Inc.                                     37,931
     3,800   Eaton Vance Corp.                                              86,688
     3,200   Enhance Financial Services Group, Inc.                         66,200
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     1,800   Entertainment Properties Trust                          $      33,075
     4,800   Equity Inns, Inc.                                              44,100
     1,900   Essex Property Trust, Inc.                                     59,969
     1,700   Everen Capital Corp.                                           49,938
     1,400   Executive Risk, Inc.                                          100,450
       840   F & M Bancorp                                                  27,300
     2,067   F & M Bancorporation, Inc.                                     81,647
     2,855   F & M National Corp.                                           79,405
     4,100   FBL Financial Group, Inc., Class A                             81,488
     2,364   FNB Corp.                                                      58,214
     1,200 2 FPIC Insurance Group, Inc.                                     54,000
       900   Farmers Capital Bank Corp.                                     32,231
       400 2 Federal Agricultural Mortgage Association, Class C             22,775
     5,200   Federal Realty Investment Trust                               124,150
     8,478   FelCor Lodging Trust, Inc.                                    202,942
     3,052   Fidelity National Financial, Inc.                              55,699
     1,250 2 Financial Federal Corp.                                        26,094
     6,750   First American Financial Corp.                                120,656
     2,100   First Charter Corp.                                            45,413
       800   First Citizens Bancshares, Inc., Class A                       64,200
     1,600   First Commerce Bancshares, Inc., Class B                       40,400
     4,000   First Commmonwealth Financial Corp.                            87,500
     2,100   First Federal Capital Corp.                                    29,925
     3,729   First Financial Bancorp                                        80,640
     1,216   First Financial Bankshares, Inc.                               39,216
       857   First Financial Corp.                                          34,494
     1,800   First Financial Holdings, Inc.                                 35,775
     1,207   First Indiana Corp.                                            23,537
     5,000   First Industrial Realty Trust                                 134,375
     1,500   First Liberty Financial Corp.                                  48,000
     1,300   First Merchants Corp.                                          27,950
     3,304   First Midwest Bancorp, Inc.                                   131,954
     1,200 2 First Republic Bank                                            30,900
     4,087   First Sentinel Bancorp, Inc.                                   31,166
     1,500 2 First Sierra Financial, Inc.                                   37,313
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     4,100   First Union Real Estate Equity                          $      16,913
     1,640   First Union Real Estate Equity, Rights                            205
     2,800   First United Bancshares                                        42,350
     1,540   First Washington Bancorp, Inc.                                 30,993
     1,503   First Western Bancorp, Inc.                                    50,914
       700 2 FirstCity Financial Corp.                                       7,438
     2,600 2 FirstFed Financial Corp.                                       45,013
     3,300   Firstbank Corp.                                                85,181
     1,815   Firstmerit Corp.                                               50,480
       700   Flagstar Bancorp, Inc.                                         17,850
     2,300   Foremost Corp. of America                                      47,869
     6,400   Franchise Finance Corp. of America                            148,400
     1,300 2 Franchise Mortgage Acceptance Co. LLC                          10,969
     1,700   Freedom Securities Corp.                                       30,919
     3,100 2 Friedman, Billings, Ramsey Group, Inc., Class A                46,113
     1,600 2 Frontier Financial Corp.                                       36,200
     4,153   Frontier Insurance Group, Inc.                                 57,363
       700   Fund American Enterprises, Inc.                               100,800
     1,900   GBC Bancorp                                                    33,606
     3,400   Gables Residential Trust                                       80,963
     2,300   Gallagher (Arthur J.) & Co.                                   109,250
     4,700   General Growth Properties, Inc.                               173,019
     4,100   Glenborough Realty Trust, Inc.                                 70,469
     3,100   Glimcher Realty Trust                                          52,506
     1,100   Gold Banc Corp., Inc.                                          17,050
     1,000   Golf Trust of America, Inc.                                    22,188
     2,180   Grand Premier Financial, Inc.                                  24,525
     2,200   Great Lakes REIT, Inc.                                         33,963
     1,300   Greater Bay Bancorp                                            39,163
     1,612   Greenpoint Financial Corp.                                     56,420
     1,200   Guarantee Life Co., Inc.                                       24,000
     5,000   HCC Insurance Holdings, Inc.                                  105,625
     3,800   HSB Group, Inc.                                               143,925
     2,300 2 Hambrecht & Quist Group                                        81,075
     1,000 2 Hamilton Bancorp, Inc.                                         25,750
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     1,255   Hancock Holding Co.                                     $      55,848
     1,907   Harbor Florida Bancshares, Inc.                                22,407
     1,500   Harleysville Group, Inc.                                       27,938
       893   Harleysville National Corp.                                    31,255
     1,100   Harris Financial, Inc.                                         13,200
     1,200   Haven Bancorp, Inc.                                            16,125
     4,100   Health Care Property Investors, Inc.                          126,075
     3,700   Health Care REIT, Inc.                                         86,950
     1,500   HealthCare Financial Partners, Inc.                            50,625
     5,199   Healthcare Realty Trust, Inc.                                 113,403
     1,106   Healthplan Services Corp.                                       7,189
     1,700 2 Highlands Insurance Group, Inc.                                18,700
     1,600   Hilb Rogal & Hamilton Co.                                      29,800
     2,200   Home Properties of New York, Inc.                              56,925
     4,800   Hospitality Properties Trust                                  138,300
     5,309   Hubco, Inc.                                                   187,806
     4,300 2 IMC Mortgage Co.                                                  672
     3,250   IMPAC Mortgage Holdings, Inc.                                  17,875
     1,350 2 INSpire Insurance Solutions, Inc.                              29,363
     4,100   IRT Property Co.                                               38,694
     4,652 2 Imperial Bancorp                                               89,551
     4,500   Imperial Credit Commercial Mortgage Investment Corp.           44,156
     3,654 2 Imperial Credit Industries, Inc.                               29,460
     9,900   Independence Community Bank                                   144,169
     1,600   Independent Bank Corp.                                         21,500
     4,200   Innkeepers USA Trust                                           43,313
     1,850   InterWest Bancorp, Inc.                                        43,013
     1,400   International Bancshares Corp.                                 69,825
       638   Investment Technology Group, Inc.                              22,098
     1,800   Investors Financial Services Corp.                             65,475
     2,400   Irvine Apartment Communities, Inc.                             80,400
     1,500   Irwin Financial Corp.                                          35,813
     4,350   JDN Realty Corp.                                               96,244
     1,700   JP Realty, Inc.                                                34,106
     1,000   JSB Financial, Inc.                                            49,313
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     1,033   Jeffbanks, Inc.                                         $      21,951
     3,600 2 Jefferies Group, Inc.                                          82,350
     1,200   Jefferson Savings Bancorp, Inc.                                16,425
       800   John Nuveen & Co., Inc., Class A                               31,800
       500   Kansas City Life Insurance Co.                                 41,031
     3,600   Kilroy Realty Corp.                                            84,825
     3,500   Koger Equity, Inc.                                             51,406
     3,600   LTC Properties, Inc.                                           48,375
     1,500   LaSalle Hotel Properties                                       20,531
     2,000   LandAmerica Financial Group, Inc.                              56,000
     2,400   Laser Mortgage Management, Inc.                                13,050
     2,200   Lexington Corporate Properties Trust                           25,163
     1,448   Liberty Corp.                                                  74,934
     2,700   Life USA Holdings, Inc.                                        27,000
     2,700 2 Local Financial Corp.                                          25,650
     2,700 2 Long Beach Financial Corp.                                     30,038
     3,369   MAF Bancorp, Inc.                                              74,960
     1,800   MGI Properties, Inc.                                           49,725
     2,100   MMI Companies, Inc.                                            32,550
     3,800   Macerich Co. (The)                                             97,138
       800   Mahoning National Bancorp                                      22,600
     2,800   Manufactured Home Communities, Inc.                            70,875
       500 2 Markel Corp.                                                   93,250
       700   Meadowbrook Insurance Group, Inc.                               9,494
     1,500   Medallion Financial Corp.                                      25,313
     3,085 2 Medical Assurance, Inc.                                        84,838
     1,000   Merchants New York Bancorp, Inc.                               34,750
     2,482   Metris Cos., Inc.                                             151,712
       400   Michigan Financial Corp.                                       12,450
     1,063   Mid American Bancorp                                           26,044
     2,500   Mid-American Apartment Communities, Inc.                       59,531
       600   Midland Co.                                                    16,538
     2,000   Mills Corp.                                                    39,125
       800   Mississippi Valley Bancshares, Inc.                            26,000
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     3,562   Morgan Keegan, Inc.                                     $      59,664
     2,000   NAC Re Corp.                                                  109,000
     1,677   NBT Bancorp, Inc.                                              35,846
     2,000   National Bancorp Alaska, Inc.                                  53,500
       700 2 National City Bancorporation                                   14,525
     1,519   National City Bancshares, Inc.                                 42,247
     1,600   National Golf Properties, Inc.                                 40,200
     2,900   National Health Investors, Inc.                                72,863
     2,255   National Penn Bancshares, Inc.                                 51,865
     1,000 2 National Processing, Inc.                                       5,875
       300 2 National Western Life Insurance Co., Class A                   29,775
     5,700   Nationwide Health Properties, Inc.                            115,781
    12,760   New Plan Excel Realty Trust                                   236,858
     1,900   Northwest Bancorp, Inc.                                        17,219
       500   Nymagic, Inc.                                                   7,469
     1,600   Ocean Financial Corp.                                          25,200
     2,300   Ocwen Asset Investment Corp.                                   11,069
     3,761   Old National Bancorp                                          191,349
     1,200   Omega Financial Corp.                                          42,600
     2,639   Omega Healthcare Investors                                     69,604
     4,543   One Valley Bancorp West Virginia, Inc.                        174,906
     1,433   Oriental Financial Group                                       41,288
     1,800 2 PBOC Holdings, Inc.                                            15,750
     2,000 2 PFF Bancorp, Inc.                                              37,438
     1,900   PMA Capital Corp.                                              38,475
     3,100   PS Business Parks, Inc.                                        72,463
     1,463   PX Escrow Corp.                                                27,797
     3,200   Pacific Capital Bancorp                                        85,400
     2,300   Pacific Gulf Properties, Inc.                                  47,869
     1,300   Pan Pacific Retail Properties, Inc.                            23,400
     1,100   Park National Corp.                                           106,425
     1,300   Parkway Properties, Inc.                                       37,700
       800 2 Penn Treaty American Corp.                                     22,450
     3,400   Penncorp Financial Group, Inc.                                  2,125
     1,500   Pennsylvania Real Estate Investment Trust                      30,938
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     4,800   Peoples Bancorp, Inc.                                   $      50,700
       800   Peoples Holding Co.                                            26,700
       800 2 Philadelphia Consolidated Holding Corp.                        19,750
     5,700   Phoenix Investment Partners Ltd.                               56,288
       600   Pinnacle Banc Group, Inc.                                      19,875
     2,900   Pioneer Group, Inc.                                            54,013
     1,350   Poe & Brown, Inc.                                              44,128
     3,300   Premier Bankshares, Inc.                                       64,763
     5,100   Prentiss Properties Trust                                     110,288
     2,900   Presidential Life Corp.                                        52,019
     1,200   Prime Bancorp, Inc.                                            33,075
       700   Prime Bancshares, Inc.                                         11,113
       600   Prime Group Realty Trust                                        8,775
     5,635   Prime Retail, Inc.                                             48,602
    12,500   Prison Realty Corp.                                           243,750
     4,510   Prologis Trust                                                 94,710
     3,324   Provident Bankshares Corp.                                     82,679
     1,634   Public Storage, Inc.                                           45,548
     2,272   Queens County Bancorp, Inc.                                    79,804
     2,900   RFS Hotel Investors, Inc.                                      40,963
     1,025   RLI Corp.                                                      32,608
     3,500   Realty Income Corp.                                            81,813
     5,200   Reckson Associates Realty Corp.                               117,000
     1,300   Redwood Trust, Inc.                                            21,856
     1,800   Regency Realty Corp.                                           38,925
     4,950   Reinsurance Group of America                                  211,613
     1,100   Reliance Bancorp, Inc.                                         31,350
     2,770   Republic Bancorp, Inc.                                         35,144
       600 2 Republic Bancshares, Inc.                                      13,200
     1,100   Republic Banking Corp. of Florida                              20,488
     6,135   Republic Security Financial Corp.                              53,301
     2,900   Resource America, Inc., Class A                                35,888
     1,896   Resource Bancshares Mortgage Group, Inc.                       23,226
     3,500   Richmond County Financial Corp.                                57,531
     2,500   Riggs National Corp.                                           42,188
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     1,700 2 Risk Capital Holdings, Inc.                             $      24,650
     9,910   Roslyn Bancorp, Inc.                                          180,858
     3,600   S & T Bancorp, Inc.                                            91,800
     1,600   SCPIE Holdings, Inc.                                           38,400
     1,700   SEI Investments, Co.                                          161,500
     3,100   SL Green Realty Corp.                                          61,613
       500   SLM Corp.                                                      20,313
     1,300   Sandy Spring Bancorp, Inc.                                     36,969
     5,300 2 Security Capital Group, Inc.                                   80,163
     3,700   Selective Insurance Group, Inc.                                71,688
       900   Shoreline Financial Corp.                                      24,075
     3,700   Shurgard Storage Centers, Inc., Class A                        99,669
     2,500 2 Silicon Valley Bancshares                                      43,906
       800   Simmons 1st National Corp., Class A                            28,200
     5,162   Sky Financial Group, Inc.                                     145,181
     2,300   Smith (Charles E.) Residential Realty, Inc.                    74,750
     2,700 2 Southwest Bancorp. of Texas, Inc.                              45,563
     1,370   Southwest Securities Group, Inc.                               72,524
     1,600   Sovran Self Storage, Inc.                                      39,100
     5,445   St. Paul Bancorp, Inc.                                        132,041
     1,900   State Auto Financial Corp.                                     19,238
     5,800   Staten Island Bancorp, Inc.                                   104,763
     1,100   Sterling Bancorp                                               22,825
     2,900   Sterling Bancshares, Inc.                                      36,250
       700   Sterling Financial Corp.                                       23,275
       800   Stewart Information Services Corp.                             31,950
     3,600   Storage USA, Inc.                                             115,650
     2,800   Summit Properties, Inc.                                        51,100
     2,200   Sun Communities, Inc.                                          77,000
     4,900   Sunstone Hotel Investors, Inc.                                 45,019
     4,805   Susquehanna Bankshares, Inc.                                   88,893
       700   Tanger Factory Outlet Centers, Inc.                            18,025
     5,100   Taubman Centers, Inc.                                          69,169
     1,900   Texas Regional Bancshares, Inc., Class A                       54,447
     2,100   The Trust Company of New Jersey                                48,038
SHARES                                                                   VALUE
             COMMON STOCKS-continued 1
             Financials-continued
     2,800   Thornburg Mortgage Asset Co.                            $      24,500
     2,200   Tower Realty Trust, Inc.                                       45,100
     2,100   Town & Country Trust                                           37,931
     1,400   Trenwick Group, Inc.                                           39,200
     1,700 2 Triad Guaranty, Inc.                                           26,775
     3,300   Triangle Bancorp, Inc.                                         53,625
     3,000   Trinet Corporate Realty Trust, Inc.                            82,313
     3,456   Trustco Bank Corp.                                             92,448
     4,900 2 UICI                                                          120,050
     1,852   UMB Financial Corp.                                            76,974
     1,600   US Restaurant Properties                                       32,100
     1,190   USB Holdings Co., Inc.                                         16,883
     1,800   USBANCORP, Inc.                                                28,575
     5,628   UST Corp.                                                     136,127
     5,800 2 Unicapital Corp.                                               36,250
     5,600   United Bankshares, Inc.                                       151,200
     3,280   United Companies Financial Corp.                                  590
    13,500   United Dominion Realty Trust, Inc.                            146,813
       850   United Fire & Casualty Co.                                     22,525
     1,410   United National Bancorp                                        31,725
     1,800 2 United Payors & United Providers, Inc.                         31,725
     1,300   Urban Shopping Centers, Inc.                                   41,600
       300   Value Line, Inc.                                               11,138
     7,100 2 Ventas, Inc.                                                   31,950
     1,700   Vermont Financial Services Corp.                               52,381
     1,650   Vesta Insurance Group, Inc.                                     8,353
     1,300   WSFS Financial Corp.                                           20,313
     2,200   Walden Residential Properties, Inc.                            42,075
     4,700   Washington Real Estate Investment Trust                        79,606
     1,350   Washington Trust Bancorp                                       23,625
     5,000   Webster Financial Corp. Waterbury                             153,750
     2,600   Weeks Corp.                                                    80,763
     3,500   Weingarten Realty Investors                                   145,031
     2,750   Wesbanco, Inc.                                                 78,719
     1,850   West Coast Bancorp                                             31,913
SHARES                                              VALUE
                 COMMON STOCKS-continued 1
                 Financials-continued
         5,290   WestAmerica Bancorporation     $      176,554
         1,265   Westcorp, Inc.                         12,650
         2,700   Western Bancorp                        97,031
         2,200   Western Investment Real
                 Estate Trust                           25,163
         5,500   Westernbank Puerto Rico                81,125
         3,900   Westfield America, Inc.                61,669
         3,025   Whitney Holding Corp.                 122,513
           500 2 Wilshire Financial
                 Services Group                            188
         1,300   Zenith National Insurance
                 Corp.                                  30,875
                 TOTAL                              25,602,259
                 Health Care-6.7%
         2,666   ADAC Laboratories                      19,329
         3,900 2 AXYS Pharmaceuticals, Inc.             15,478
         2,800 2 Acuson Corp.                           42,700
         4,700 2 Advanced Tissue Sciences,
                 Inc., Class A                          23,500
         2,000 2 Affymetrix, Inc.                       81,750
         4,100 2 Agouron Pharmaceuticals,
                 Inc.                                  242,156
         5,900 2 Alaris Medical, Inc.                   18,438
         1,400 2 Algos Pharmaceuticals
                 Corp.                                  40,775
         2,500 2 Alkermes, Inc.                         66,875
         2,300   Alpharma, Inc., Class A                67,850
         1,680 2 Alza Corp.                             56,385
         5,600 2 AmeriSource Health Corp.,
                 Class A                               155,050
         1,450 2 American HomePatient, Inc.              1,495
         1,150   American Medical Security
                 Group, Inc.                            17,178
         3,600 2 American Oncology
                 Resources, Inc.                        32,175
           900 2 Andrx Corp.                            70,875
         5,400 2 Apria Healthcare Group,
                 Inc.                                   84,375
         1,800   Arrow International, Inc.              40,500
         1,700 2 Aviron                                 32,088
           600 2 Bacou U.S.A., Inc.                      8,588
         4,000   Ballard Medical Products               95,500
         1,175 2 Barr Laboratories, Inc.                35,323
         6,300 2 Bio-Technology General
                 Corp.                                  44,691
         1,800 2 Biomatrix, Inc.                        59,288
SHARES                                            VALUE
                 COMMON STOCKS-continued 1
                 Health Care-continued
         2,000 2 CONMED Corp.                   $       57,750
         3,100 2 Cell Genesys, Inc.                     15,500
         1,600 2 Centennial Healthcare
                 Corp.                                   8,700
         3,500 2 Cephalon, Inc.                         42,438
         1,200 2 Chattem, Inc.                          46,875
         1,400 2 Chirex, Inc.                           36,400
           800 2 Closure Medical Corp.                  25,800
         3,000 2 Columbia Laboratories,
                 Inc.                                   23,438
         6,128 2 Concentra Managed Care,
                 Inc.                                   83,111
         1,900 2 Cooper Companies, Inc.                 29,925
         3,200 2 Cor Therapeutics, Inc.                 37,400
         1,800 2 Coulter Pharmaceutical,
                 Inc.                                   36,225
         7,600 2 Covance, Inc.                         166,725
         7,700 2 Coventry Health Care, Inc.             70,744
         1,700 2 Curative Health Services,
                 Inc.                                    9,563
         1,700 2 Datascope Corp.                        48,344
         1,500   Diagnostic Products Corp.              34,500
         6,100 2 Dura Pharmaceuticals, Inc.             73,200
         1,300 2 Entremed, Inc.                         34,694
         2,826 2 Enzo Biochem, Inc.                     29,320
         4,400 2 Express Scripts, Inc.,
                 Class A                               323,950
         2,500 2 Fuisz Technologies Ltd.                18,125
         1,700 2 Geltex Pharmaceuticals,
                 Inc.                                   29,113
         4,600 2 Genesis Health Ventures,
                 Inc.                                   31,913
        10,400 2 Gensia, Inc.                           36,400
         4,000 2 Gilead Sciences, Inc.                 184,250
         2,100 2 Guilford Pharmaceuticals,
                 Inc.                                   22,575
         3,000 2 Haemonetics Corp.                      47,063
         2,400 2 Hanger Orthopedic Group,
                 Inc.                                   35,100
         2,300 2 Heska Corp.                             8,913
         1,800 2 Hologic, Inc.                          12,263
         5,500   Hooper Holmes, Inc.                    87,656
         2,900 2 Human Genome Sciences,
                 Inc.                                  107,300
         4,600 2 ICOS Corp.                            182,850
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Health Care-continued
         2,300 2 IDEC Pharmaceuticals Corp.     $      116,725
         4,600 2 IDEXX Laboratories, Inc.              104,075
         3,200 2 Imclone Systems, Inc.                  57,800
         3,000 2 Immune Response Corp.                  33,750
         1,100 2 Impath, Inc.                           27,500
         3,100 2 Incyte Pharmaceuticals,
                 Inc.                                   55,994
         2,100 2 Inhale Therapeutic Systems             60,375
         3,100   Invacare Corp.                         71,688
         3,500 2 Isis Pharmaceuticals, Inc.             36,531
        12,500   Ivax Corp.                            164,063
         3,000   Jones Pharma, Inc.                     96,375
         1,800 2 KV Pharmaceutical Co.,
                 Class B                                27,900
         1,000 2 Kendle International, Inc.             18,438
           300   Labone, Inc.                            3,225
         6,300 2 Laboratory Corporation of
                 America Holdings                       13,388
         1,550   Life Technologies, Inc.                56,963
         1,300 2 Lifecore Biomedical, Inc.              10,888
         5,292 2 Ligand Pharmaceuticals,
                 Inc., Class B                          52,259
         5,000 2 Liposome Co., Inc.                     62,500
         2,400 2 Macrochem Corp.                        23,700
         4,100 2 Magellan Health Services,
                 Inc.                                   22,294
         9,580 2 Mariner Post-Acute
                 Network, Inc.                          32,931
         1,900 2 Maxxim Medical, Inc.                   30,281
         3,750 2 Medicis Pharmaceutical
                 Corp., Class A                         91,172
         6,200 2 Medimmune, Inc.                       341,775
         3,000   Mentor Corp.                           43,500
         5,800 2 Mid Atlantic Medical
                 Services, Inc.                         52,925
         4,300 2 Millennium
                 Pharmaceuticals, Inc.                 159,906
           500   Mine Safety Appliances Co.             30,500
         2,000 2 MiniMed, Inc.                         125,000
         1,050 2 Miravant Medical
                 Technologies                            9,384
         1,900 2 NCS HealthCare, Inc.,
                 Class A                                24,700
           800   National Healthcare Corp.               6,500
         1,500 2 Neurogen Corp.                         16,125
         3,700 2 Nexstar Pharmaceuticals,
                 Inc.                                   64,056
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Health Care-continued
         8,200 2 NovaCare, Inc.                 $       13,838
         1,000 2 Novoste Corp.                          22,250
         1,700 2 OEC Medical Systems, Inc.              40,269
         4,100 2 Oakley, Inc.                           28,188
         1,200 2 Ocular Sciences, Inc.                  36,600
         3,832 2 Organogenesis, Inc.                    43,829
         4,700 2 Orthodontic Centers of
                 America, Inc.                          58,163
        10,500 2 Oxford Health Plans, Inc.             209,344
         3,200 2 Parexel International
                 Corp.                                  77,000
         2,100 2 Pathogenesis Corp.                     27,563
         2,000 2 Pediatrix Medical Group                37,875
           900 2 Perclose, Inc.                         34,200
         2,251 2 Pharmaceutical Product
                 Development, Inc.                      65,560
         1,600 2 Pharmacyclics, Inc.                    22,800
         2,700 2 PhyMatrix Corp.                         4,303
        10,000 2 Phycor, Inc.                           50,000
         3,700 2 Physician Reliance
                 Network, Inc.                          30,525
         1,600 2 Priority HealthCare Corp.,
                 Class B                                81,100
         2,400 2 Protein Design
                 Laboratories, Inc.                     37,050
         1,100 2 Province Heathcare Co.                 24,475
         3,900 2 Quest Diagnostic, Inc.                 89,213
         3,265 2 Quintiles Transnational
                 Corp.                                 132,428
         3,000 2 Regeneron Pharmaceuticals,
                 Inc.                                   19,875
         5,275 2 Renal Care Group, Inc.                110,116
         1,550 2 Res-Care, Inc.                         28,675
         1,900 2 ResMed, Inc.                           50,231
         3,643 2 Respironics, Inc.                      51,457
         3,300 2 Roberts Pharmaceutical
                 Corp.                                  56,100
         1,900 2 Rural/Metro Corp.                      15,438
         1,300 2 Sabratek Corp.                         21,206
         2,100 2 SangStat Medical Corp.                 30,450
           600 2 Schein Pharmaceutical,
                 Inc.                                    7,688
         5,000 2 Scios, Inc.                            19,375
         3,500 2 Sepracor, Inc.                        295,750
         3,200 2 Serologicals Corp.                     24,000
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Health Care-continued
         3,050 2 Sierra Health Services,
                 Inc.                           $       38,125
         3,200 2 Sola International, Inc.               47,600
         1,300 2 Sugen, Inc.                            23,075
         6,824 2 Sun Healthcare Group, Inc.             10,236
         2,600 2 Sunrise Medical, Inc.                  18,850
         1,500 2 SuperGen, Inc.                         20,344
         2,500 2 Techne Corp.                           68,594
         3,400 2 Theragenics Corp.                      24,650
         2,400 2 Thermo Cardiosystems, Inc.             17,550
         1,250 2 Thermotrex Corp.                       10,469
         2,200 2 Transkaryotic Therapies,
                 Inc.                                   68,200
           900 2 Trex Medical Corp.                      4,444
         2,500 2 Triangle Pharmaceuticals,
                 Inc.                                   36,250
         3,000 2 Twinlab Corp.                          25,500
         3,200 2 U.S. Bioscience, Inc.                  34,400
         3,500 2 VISX, Inc.                            450,625
         8,000 2 Vencor, Inc.                            7,000
         1,800 2 Ventana Medical Systems                43,875
         3,300 2 Vertex Pharmaceuticals,
                 Inc.                                   69,713
         2,100 2 Vical, Inc.                            23,888
         1,500 2 ViroPharma, Inc.                        9,938
           800   Vital Signs, Inc.                      16,800
         4,200 2 Vivus, Inc.                            19,950
         1,200   Weider Nutrition
                 International, Inc.                     6,675
         1,400 2 Wesley Jessen VisionCare,
                 Inc.                                   42,875
         1,550 2 Xomed Surgical Products,
                 Inc.                                   64,519
         1,500 2 Zonagen, Inc.                          34,313
                 TOTAL                               8,671,063
                 Technology-16.0%
         1,900 2 3DFX Interactive, Inc.                 33,013
         3,800 2 ABR Information Services,
                 Inc.                                   66,500
           800 2 ARIS Corp.                              6,525
         1,200 2 AVT Corp.                              32,625
         1,100 2 Abacus Direct Corp.                    81,400
         5,800 2 Acclaim Entertainment,
                 Inc.                                   37,700
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         2,400 2 Actel Corp.                    $       32,400
         2,500 2 Adtran, Inc.                           43,438
         1,000 2 Advantage Learning
                 Systems, Inc.                          26,375
           700 2 Advent Software, Inc.                  43,138
         1,600 2 Aerial Communications,
                 Inc.                                   12,800
         3,600 2 Allen Telecom, Inc.                    33,750
         1,300 2 Alydaar Software Corp.                  5,363
         5,500 2 American Management
                 System, Inc.                          189,063
         2,400 2 American Mobile Satellite
                 Corp.                                  41,400
        13,270 2 American Tower Systems
                 Corp.                                 281,158
           500   Amplicon, Inc.                          6,625
         1,500 2 Anacomp, Inc.                          24,375
           800   Analogic Corp.                         29,400
         2,800   Analysts International
                 Corp.                                  36,400
         2,400 2 Anicom, Inc.                           21,300
         3,300 2 Anixter International,
                 Inc.                                   51,975
           500 2 AnswerThink Consulting
                 Group, Inc.                            11,094
         3,050 2 Antec Corp.                            82,731
         1,050 2 Apex PC Solutions, Inc.                17,456
         3,000 2 Applied Micro Circuits
                 Corp.                                 159,938
           900 2 Artisan Components, Inc.                6,188
         1,700 2 Aspec Technology, Inc.                  1,488
         2,200 2 Aspect Development, Inc.               24,063
         6,700 2 Aspect Telecommunications
                 Corp.                                  53,391
         3,300 2 Aspen Technology, Inc.                 28,256
         3,700 2 Associated Group, Inc.,
                 Class A                               210,900
        12,100 2 Aura System, Inc.                       3,403
           503   Automatic Data Processing,
                 Inc.                                   22,384
         3,619 2 Avant! Corp.                           48,857
         3,000 2 Avid Technology, Inc.                  48,750
         3,300 2 Axent Technologies, Inc.               30,938
         1,450 2 BARRA, Inc.                            28,366
         5,700 2 BEA Systems, Inc.                      86,213
         2,450 2 BMC Software, Inc.                    105,503
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         2,579 2 BancTec, Inc.                  $       41,909
         4,800 2 Billing Concepts Corp.                 59,400
         1,350 2 Bio Rad Laboratories,
                 Inc., Class A                          37,800
         3,200 2 Bisys Group, Inc.                     162,400
         6,874 2 Brightpoint, Inc.                      42,318
         2,300 2 Broadvision, Inc.                     133,544
         3,187 2 Burr Brown Corp.                       84,456
         4,400 2 C-Cube Microsystems, Inc.              99,550
         3,100 2 CCC Information Service
                 Group, Inc.                            40,300
         4,200 2 CHS Electronics, Inc.                  21,263
         2,200 2 CNET, Inc.                            282,700
         6,800 2 CSG Systems International,
                 Inc.                                  262,650
         3,850 2 Cable Design Technologies,
                 Class A                                57,269
         1,700 2 California Microwave                   25,713
         4,400 2 Cellstar Corp.                         32,450
         1,400 2 Cellular Communications of
                 Puerto Rico                            33,250
         5,200 2 Checkfree Holdings Corp.              249,600
         8,700 2 Cirrus Logic, Inc.                     61,444
         2,900 2 Clarify, Inc.                          68,150
         3,100 2 Coherent, Inc.                         46,113
         1,300   Cohu, Inc.                             37,050
           600 2 Com21, Inc.                            18,675
         2,700 2 CommNet Cellular, Inc.                 56,700
         5,000 2 CommScope, Inc.                       121,875
         1,600 2 Complete Business
                 Solutions, Inc.                        35,800
         2,900 2 Compucom System, Inc.                   8,791
         2,200   Computer Task Group, Inc.              40,975
         1,900 2 Concentric Network Corp.              158,650
         1,700 2 Concord Communications,
                 Inc.                                   76,075
         1,600 2 Cotelligent, Inc.                      18,700
         2,850 2 Credence Systems Corp.                 73,209
         2,500 2 Cylink Corp.                           10,000
         3,500 2 Cymer, Inc.                            63,875
        11,200 2 Cypress Semiconductor
                 Corp.                                 114,800
         2,100 2 Cytyc Corp.                            41,081
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         1,000 2 DBT Online, Inc.               $       33,688
         5,000 2 DSP Communications, Inc.              136,250
         1,200   DT Industries, Inc.                    10,800
         3,700   Dallas Semiconductor Corp.            157,250
         6,500 2 Data General Corp.                     75,969
         1,300 2 Data Transmission Network
                 Corp.                                  27,463
         2,000 2 Datastream Systems, Inc.               16,875
         1,450 2 Davox Corp.                            12,325
         1,600 2 DecisionOne Holdings Corp.              3,100
         1,000 2 Deltek Systems, Inc.                    8,625
         2,400 2 Dendrite International,
                 Inc.                                   62,100
         1,300 2 Dialog Corp.                           36,319
         4,600 2 Diamond Multimedia
                 Systems, Inc.                          21,419
         1,700 2 Digi International, Inc.               12,963
         8,100 2 Digtial Microwave Corp.               103,275
         1,400 2 Dispatch Management
                 Services Corp.                          4,331
         1,600 2 Documentum, Inc.                       25,000
         2,200 2 EarthLink Network, Inc.               151,663
         1,600 2 Echostar Communications
                 Corp., Class A                        160,500
         1,100 2 Electric Lightwave, Inc.,
                 Class A                                15,400
         2,600 2 Electroglas, Inc.                      35,588
         6,900 2 Electronics for Imaging,
                 Inc.                                  326,456
         1,000 2 Engineering Animation,
                 Inc.                                   14,875
         2,300 2 Esterline Technologies
                 Corp.                                  32,488
         2,800 2 Etec Systems, Inc.                     86,450
           700 2 Excel Switching Corp.                  14,525
         3,500 2 Excite, Inc.                          511,000
         3,000 2 FSI International, Inc.                20,813
         1,550   FactSet Research Systems               72,269
         1,300   Fair Isaac & Co., Inc.                 44,200
         3,900 2 Filenet Corp.                          33,394
         3,500 2 GT Interactive Software                12,250
         3,800 2 GenRad, Inc.                           70,300
         4,000 2 General Magic, Inc.                    21,500
         3,700 2 General Semiconductor,
                 Inc.                                   27,750
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         1,200 2 Genesys Telecommunications
                 Laboratories, Inc.             $       21,450
         2,500 2 GeoTel Communications
                 Corp.                                 140,625
         2,600   Gerber Scientific, Inc.                48,913
         8,100 2 Glenayre Technologies,
                 Inc.                                   26,831
         1,100 2 Great Plains Software,
                 Inc.                                   33,619
         1,300 2 H.T.E., Inc.                            3,819
         5,000 2 HMT Technology Corp.                   14,375
         3,400 2 HNC Software                           73,100
           525   Hach Co.                                9,581
           525   Hach Co., Class A                       9,253
         4,075 2 Harbinger Corp.                        44,570
         2,500   Helix Technology Corp.                 44,141
         1,700   Henry Jack & Associates,
                 Inc.                                   56,100
         2,600 2 Hutchinson Technology,
                 Inc.                                   57,363
         3,880 2 Hyperion Solutions Corp.               58,685
         6,000 2 ICG Communications, Inc.              132,375
         1,200 2 IDX Systems Corp.                      19,500
         1,550 2 IMRglobal Corp.                        26,738
           600 2 ISS Group, Inc.                        31,838
         1,100 2 ITI Technologies, Inc.                 29,288
         5,300 2 Imation Corp.                          93,744
         4,100 2 Indus International, Inc.              17,681
         3,400 2 Industri-Matematik
                 International Corp.                     6,375
        21,500 2 Informix Corp.                        155,875
         3,200 2 Infoseek Corp.                        163,400
         1,900   Innovex, Inc.                          26,363
         6,300 2 Inprise Corp.                          25,397
        10,800 2 Integrated Device
                 Technology, Inc.                       79,650
         2,400 2 Integrated Systems, Inc.               32,700
           600 2 Intelligroup, Inc.                      4,050
         2,700   Inter-Tel, Inc.                        37,463
         6,300 2 Interdigital
                 Communications Corp.                   28,744
         5,600 2 Intergraph Corp.                       37,450
         3,900 2 International Network
                 Services                              148,200
         6,700 2 International Rectifier
                 Corp.                                  65,325
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         2,600 2 JDA Software Group, Inc.       $       20,638
         3,700 2 Kent Electronics Corp.                 34,456
         7,000 2 Komag, Inc.                            26,250
         1,400 2 Kopin Corp.                            26,425
         1,650 2 Kronos, Inc.                           56,100
         3,100 2 Kulicke & Soffa Industries             70,913
           700 2 L-3 Communications
                 Holdings, Inc.                         34,169
         5,100 2 Lam Research Corp.                    160,650
         2,900 2 Lattice Semiconductor
                 Corp.                                 118,538
           700 2 Leasing Solutions, Inc.                 1,050
         4,900 2 Legato Systems, Inc.                  198,144
         4,675 2 Level One Communications,
                 Inc.                                  240,178
         2,400 2 Lo-Jack Corp.                          18,600
         5,600 2 Lycos, Inc.                           558,250
         2,300 2 MAPICS, Inc.                           12,866
         2,500 2 MEMC Electronic Materials              15,000
         2,100 2 MICROS Systems Corp.                   61,950
         3,900 2 MMC Networks, Inc.                     95,794
         3,000 2 MRV Communications, Inc.               30,000
         3,300 2 MTI Technology Corp.                   27,225
         2,400   MTS Systems Corp.                      27,750
         4,500 2 Macromedia, Inc.                      186,469
           500 2 Manhattan Associates, Inc.              5,125
         2,600 2 Manugistics Group, Inc.                20,475
         2,200 2 Marshall Industries                    35,475
         2,600 2 Mastech Corp.                          38,188
        10,300 2 Medaphis Corp.                         36,050
         1,400 2 Medical Manager Corp.                  39,900
         3,000 2 Medquist, Inc.                        102,750
         8,200 2 Mentor Graphics Corp.                  99,425
         4,000 2 Mercury Interactive Corp.             112,750
        10,500 2 Merisel, Inc.                          16,734
         4,600   Methode Electronics, Inc.,
                 Class A                                68,425
           800 2 Metro Information
                 Services, Inc.                         17,250
         3,600 2 MetroCall, Inc.                        11,250
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         3,300 2 Metromedia Fiber Network,
                 Inc.                           $      278,025
         1,800 2 Micrel, Inc.                          105,975
         6,700 2 Microchip Technology, Inc.            234,500
         1,300 2 Micromuse, Inc.                        44,769
         4,600 2 Micron Electronics, Inc.               46,863
         2,200 2 Mindspring Enterprises,
                 Inc.                                  213,263
           400 2 Mobius Management Systems,
                 Inc.                                    3,600
         3,600   National Computer Systems,
                 Inc.                                  100,800
         4,400   National Data Corp.                   202,950
         1,950 2 National Instruments Corp.             66,300
         1,400 2 Natural Microsystems Corp.              7,175
         2,600 2 NeoMagic Corp.                         30,388
         8,000 2 Network Appliance, Inc.               402,500
         2,800 2 Network Equipment
                 Technologies, Inc.                     21,525
         1,000 2 Network Solutions, Inc.                77,750
         1,800 2 New Era of Networks, Inc.              67,613
         4,500 2 Novellus Systems, Inc.                212,625
         4,800 2 Oak Technology, Inc.                   14,250
         1,700 2 Objective Systems
                 Integrator                              5,525
         4,000 2 Omnipoint Corp.                        71,000
         3,000 2 Open Market, Inc.                      40,500
         5,700 2 P-COM, Inc.                            33,309
         4,000 2 PMC-Sierra, Inc.                      383,500
         2,300 2 PRI Automation, Inc.                   57,069
         4,500 2 PageMart Wireless, Inc.,
                 Class A                                20,531
         9,300 2 Pairgain Technologies,
                 Inc.                                  119,156
           333 2 Panavision, Inc.                        2,914
         1,400 2 Pegasus Systems, Inc.                  65,450
           900 2 Pegasystems, Inc.                       4,050
         2,300 2 Peregrine Systems, Inc.                51,750
            53 2 Perkin-Elmer Corp.,
                 Warrants                                  610
         4,300 2 Personnel Group of
                 America, Inc.                          39,238
         2,800 2 Photronics, Inc.                       67,025
         5,000 2 PictureTel Corp.                       41,250
         1,100 2 Pinnacle Systems, Inc.                 59,813
SHARES                                            VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         3,425   Pioneer Standard
                 Electronics, Inc.              $       28,684
         2,200 2 Plantronics, Inc.                     148,500
         4,449 2 Platinum Software Corp.                31,699
         2,000 2 Polycom, Inc.                          48,875
         1,200 2 Pomeroy Computer Resources             16,950
         2,000 2 Powertel, Inc.                         43,500
           600 2 Powerwave Technologies,
                 Inc.                                   18,225
         4,400 2 Premiere Technologies,
                 Inc.                                   65,450
         3,100 2 Premisys Communications,
                 Inc.                                   26,350
         1,600 2 Preview Travel, Inc.                   41,600
         2,200 2 Progress Software Corp.                50,050
           900 2 Project Software &
                 Development, Inc.                      19,800
         5,700 2 PsiNet, Inc.                          287,850
         1,100 2 QAD, Inc.                               4,263
         1,000 2 QRS Corp.                              55,000
         2,200 2 Qlogic Corp.                          153,863
         2,500 2 QuadraMed Corp.                        24,219
         2,600 2 REMEC, Inc.                            33,638
           900 2 Radiant Systems, Inc.                  10,238
        11,052 2 Rational Software Corp.               327,416
         5,900 2 Read-Rite Corp.                        36,506
         1,200 2 RealNetworks, Inc.                    265,800
         2,900 2 Remedy Corp.                           50,750
         6,700 2 S3, Inc.                               48,156
         1,500 2 SCM Microsystems, Inc.                 98,813
         1,700 2 SDL, Inc.                             185,725
         1,000 2 SPR, Inc.                               5,250
         1,200 2 SS&C Technologies, Inc.                17,250
         3,600 2 Safeguard Scientifics,
                 Inc.                                  291,600
           800 2 Sanchez Computer
                 Associates                             46,800
         2,500 2 Sandisk Corp.                          50,625
         1,300 2 Sapient Corp.                          81,575
         1,600 2 Sawtek, Inc.                           56,400
         5,000 2 Security Dynamics
                 Technologies, Inc.                    108,750
         1,600 2 Semtech Corp.                          52,200
SHARES                                            VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
         5,700 2 Sequent Computer System,
                 Inc.                           $       62,344
         4,300 2 Silicon Valley Group, Inc.             56,975
         1,300 2 Siliconix, Inc.                        34,125
         2,300 2 Sipex Corp.                            32,200
         7,800 2 SkyTel Communications,
                 Inc.                                  133,575
         3,400 2 Smart Modular
                 Technologies, Inc.                     45,475
         4,000 2 Software AG                            33,000
         1,400 2 Spectra-Physics Lasers,
                 Inc.                                   12,775
         3,433 2 SpeedFam-IPEC, Inc.                    39,480
         1,800 2 Splash Technology
                 Holdings, Inc.                         16,875
         1,700 2 Sportsline USA, Inc.                   68,000
         4,717 2 Structural Dynamics
                 Research Corp.                         91,687
           900 2 Superior Consultant
                 Holdings Corp.                         24,300
        10,700 2 Sybase, Inc.                           82,925
         2,200 2 Sykes Enterprises, Inc.                45,100
         7,200 2 Symantec Corp.                        143,100
           700 2 Syntel, Inc.                            5,688
         4,250   System Software
                 Association                             7,969
         4,300 2 Systems & Computer
                 Technology Corp.                       59,125
         2,900 2 Tava Technologies, Inc.                20,481
         5,400 2 Technology Solutions Corp.             42,863
         4,500 2 Tekelec, Inc.                          40,641
         2,100   Telxon Corp.                           21,000
           800 2 Thermo Bioanalysis Corp.               13,600
           500 2 Thermo Optek Corp.                      4,375
           500 2 Thermoquest Corp.                       5,469
         1,250 2 Transaction Network
                 Services, Inc.                         33,438
         4,100 2 Transaction Systems
                 Architects, Inc., Class A             132,994
         2,900 2 Trimble Navigation Ltd.                33,622
         7,950 2 USWeb Corp.                           178,378
         2,800 2 Ultratech Stepper, Inc.                38,850
         4,100 2 Unitrode Corp.                         72,519
         5,600 2 VLSI Technology, Inc.                 105,700
         3,400 2 Vantive Corp.                          27,200
         1,200 2 Veeco Instruments, Inc.                46,200
SHARES                                            VALUE
                 COMMON STOCKS-continued 1
                 Technology-continued
           700 2 Verio, Inc.                    $       49,700
           500 2 Verisign, Inc.                         57,500
         2,400 2 Viasoft, Inc.                          10,350
         3,300 2 Visio Corp.                            89,100
         2,600 2 Visual Networks, Inc.                  72,963
         6,000 2 Wang Laboratories, Inc.               150,375
         2,400 2 WavePhore, Inc.                        18,000
         1,800 2 Westell Technologies,
                 Inc., Class A                          11,363
         9,900 2 Western Wireless Corp.,
                 Class A                               406,519
         3,700 2 Whittman-Hart, Inc.                   104,525
         5,725 2 Wind River Systems, Inc.               85,875
         3,400 2 World Access, Inc.                     40,800
         2,200   X-Rite, Inc.                           15,125
         3,100 2 Xircom, Inc.                           69,750
                 TOTAL                              20,674,067
                 Transportation-2.3%
           700 2 AHL Services, Inc.                     21,175
         4,400   Air Express International
                 Corp.                                  96,250
         7,300 2 AirTran Holdings, Inc.                 38,325
         1,000 2 Airnet Systems, Inc.                   10,500
         3,400 2 Alaska Air Group, Inc.                149,813
         5,200   Alexander and Baldwin,
                 Inc.                                  113,100
           600 2 Ambassadors International               8,925
         5,402 2 America West Holdings
                 Corp., Class B                        112,767
           900 2 American Classic Voyages               16,088
         2,700 2 American Freightways Corp.             46,406
           400 2 Amtran, Inc.                            9,050
         2,500   Arnold Industries, Inc.                39,688
         1,600 2 Atlantic Coast Airlines
                 Holdings                               49,400
         2,350 2 Atlas Air, Inc.                        68,150
         1,247 2 Avondale Industries, Inc.              38,423
         5,400   C.H. Robinson Worldwide,
                 Inc.                                  161,663
         1,700   Circle International
                 Group, Inc.                            28,900
         3,100 2 Coach USA, Inc.                        73,625
         2,800 2 Consolidated Freightways
                 Corp.                                  31,500
SHARES                                             VALUE
                 COMMON STOCKS-continued 1
                 Transportation-continued
           900 2 Covenant Transport, Inc.,
                 Class A                        $       12,375
           800 2 Dril-Quip, Inc.                        19,500
         1,000 2 Eagle USA Airfreight, Inc.             36,500
         3,200   Expeditors International
                 Washington, Inc.                      194,000
         1,500   Florida East Coast
                 Industries, Inc.                       47,813
         3,000 2 Fritz Companies, Inc.                  30,375
           700   Greenbrier Cos., Inc.                   6,300
           800 2 Gulfmark Offshore, Inc.                13,600
         2,245 2 Heartland Express, Inc.                31,290
         2,800   Hunt (J.B.) Transportation
                 Services, Inc.                         58,275
         1,800 2 Hvide Marine, Inc., Class A             4,725
         2,250 2 Iron Mountain, Inc.                    62,578
         2,750 2 Kirby Corp.                            52,250
         2,200 2 Kitty Hawk, Inc.                       18,150
           800 2 Knight Transportation,
                 Inc.                                   16,400
         1,400 2 Landstar System, Inc.                  54,513
         1,200 2 M.S. Carriers, Inc.                    38,250
         3,300 2 Mesa Air Group, Inc.                   22,275
         1,550 2 Mesaba Holdings, Inc.                  22,572
         1,800 2 Midwest Express Holdings,
                 Inc.                                   56,250
         3,450 2 MotivePower Industries,
                 Inc.                                   58,866
         3,600   Overseas Shipholding
                 Group, Inc.                            45,000
         1,000 2 Pierce Leahy Corp.                     25,188
         2,500   Pittston BAX Group                     22,344
         1,800   RPC Energy Services, Inc.              14,850
         2,000   Roadway Express, Inc.                  36,000
         6,225   Rollins Truck Leasing
                 Corp.                                  64,584
         1,700 2 SEACOR SMIT, Inc.                      89,994
         2,700   SkyWest, Inc.                          70,200
         4,725 2 Swift Transportation Co.               86,822
         7,500 2 Trans World Airlines, Inc.             40,781
         1,000 2 Travel Services
                 International, Inc.                     8,875
         2,700 2 Trico Marine Services,
                 Inc.                                   21,431
         1,000 2 US Xpress Enterprises,
                 Inc., Class A                          11,375
         3,450   USFreightways Corp.                   129,375
SHARES                                            VALUE
                 COMMON STOCKS-continued 1
                 Transportation-continued
         2,250   Varlen Corp.                   $       63,000
         3,775   Werner Enterprises, Inc.               72,669
         2,200   Westinghouse Air Brake,
                 Co.                                    49,088
         6,700 2 Wisconsin Central
                 Transportation Corp.                  123,741
         3,000 2 Yellow Corp.                           53,250
                 TOTAL                               2,999,172
                 Utilities-3.9%
         7,500   AGL Resources, Inc.                   136,406
         1,500   Aquarion Co.                           38,906
           700   Aquila Gas Pipeline Co.                 5,600
         3,950   Atmos Energy Corp.                     99,738
         7,300   Avista Corp.                          109,500
         2,800   Black Hills Corp.                      63,350
         4,200   CMP Group, Inc.                        81,375
            16   CTG Resources, Inc.                       375
         1,500   California Water Service
                 Group                                  34,406
         2,200   Central Hudson Gas &
                 Electric Corp.                         81,675
         1,800   Cilcorp, Inc.                         108,900
           466 2 Citizens Utilities Co.,
                 Class B                                 4,686
         2,900   Cleco Corp.                            89,538
         1,200   Colonial Gas Co.                       42,000
         2,400   Commonwealth Energy System             97,350
         1,400   Connecticut Energy Corp.               52,325
         1,100   E'Town Corp.                           43,931
         2,900   Eastern Enterprises                   104,219
         2,700   Eastern Utilities
                 Association                            77,288
         7,300 2 El Paso Electric Co.                   58,400
         2,200   Empire Distribution
                 Electric Co.                           48,263
         3,400   Energen Corp.                          58,650
         4,900   Equitable Resources, Inc.             129,850
         4,200   Hawaiian Electric
                 Industries, Inc.                      149,363
         4,900   Idacorp, Inc.                         154,350
         3,933   Indiana Energy, Inc.                   84,068
        16,500 2 Kelley Oil & Gas Corp.                  8,250
         2,300   Laclede Gas Co.                        46,431
SHARES                                            VALUE
                 COMMON STOCKS-continued 1
                 Utilities-continued
         6,925   MDU Resources Group, Inc.      $      147,589
         2,100   Madison Gas & Electric Co.             39,113
         9,400   Minnesota Power and Light
                 Co.                                   197,988
         1,700   NUI Corp.                              36,869
         6,700   Nevada Power Co.                      172,944
         2,300   New Jersey Resources Corp.             84,813
         1,300   North Carolina Natural Gas             40,625
         3,200   Northwest Natural Gas Co.              72,200
         3,000   Northwestern Corp.                     77,625
         4,100   ONEOK, Inc.                           114,544
         1,800   Orange & Rockland
                 Utilities, Inc.                       104,738
         1,500   Otter Tail Power Co.                   57,375
         1,300   Pennsylvania Enterprises               33,150
         4,600   Peoples Energy Corp.                  171,925
         3,100   Philadelphia Suburban
                 Corp.                                  69,944
         4,000   Piedmont Natural Gas, Inc.            127,500
         5,500   Public Service Co. New
                 Mexico                                 98,313
         2,700   Public Service Co. North
                 Carolina, Inc.                         76,444
         5,000   Rochester Gas & Electric
                 Corp.                                 127,500
         3,100   SIGCORP, Inc.                          89,319
         2,132   Semco Energy, Inc.                     31,980
         4,000   Sierra Pacific Resources              142,500
         1,024   South Jersey Industries,
                 Inc.                                   24,576
         2,280 2 Southern Union Co.                     50,730
         4,000   Southwest Gas Corp.                   114,250
         3,300   Southwestern Energy Co.                25,988
         1,400   TNP Enterprises, Inc.                  43,750
         4,300   UGI Corp.                              73,906
         4,260 2 UniSource Energy Corp.                 46,061
         1,900   United Illuminating Co.                74,813
         3,536   United Water Resources,
                 Inc.                                   73,593
         4,900   WICOR, Inc.                           115,763
         3,500   WPS Resources Corp.                   104,781
         6,000   Washington Gas Light Co.              141,375
         2,800   Western Gas Resources,
                 Inc.                                   24,500
SHARES OR
PRINCIPAL
AMOUNT                                            VALUE
                 COMMON STOCKS-continued 1
                 Utilities-continued
         1,400   Yankee Energy Systems,
                 Inc.                           $       38,763
                 TOTAL                               5,077,040
                 TOTAL COMMON STOCKS
                 (IDENTIFIED COST
                 $91,482,183)                      113,353,869
                 PREFERRED STOCKS-0.1%
                 Consumer Staples-0.1%
         2,353   Superior Trust I,
                 Cumulative Pfd., Series A,
                 $4.25                                 104,120
                 Health Care-0.0%
            76   Genesis Health Ventures,
                 Inc.                                        0
                 TOTAL PREFERRED STOCKS
                 (IDENTIFIED COST $129,667)            104,120
                 SHORT-TERM U.S. GOVERNMENT
                 OBLIGATION-0.5% 3
  $    700,000   United States Treasury
                 Bill, 6/24/1999
                 (identified cost $695,411)            695,751
                 REPURCHASE AGREEMENT-11.4%
                 4
    14,670,000   ABN AMRO, Inc., 4.94%,
                 dated 4/30/1999, due
                 5/3/1999 (at amortized
                 cost)                              14,670,000
                 TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $106,977,261) 5                 $ 128,823,740

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $16,455,900 at April 30, 1999, which represents 12.7% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.4%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $106,977,261. The net unrealized appreciation of investments on a federal tax basis amounts to $21,846,479 which is comprised of $35,451,857 appreciation and $13,605,378 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($129,244,185) at April 30, 1999.

The following acronyms are used throughout this portfolio:

ADR  -American Depositary Receipt
REIT -Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)

ASSETS:
Investments in repurchase
agreements                      $  14,670,000
Investments in securities         114,153,740
Total investments in
securities, at value
(identified and tax cost
$106,977,261)                                     $ 128,823,740
Income receivable                                        79,561
Receivable for investments
sold                                                     81,251
Receivable for shares sold                              276,590
Receivable for daily
variation margin                                        153,400
Prepaid expenses                                         33,460
TOTAL ASSETS                                        129,448,002
LIABILITIES:
Payable for investments
purchased                       $       2,487
Payable to Bank                       201,330
TOTAL LIABILITIES                                       203,817
Net assets for 9,354,655
shares outstanding                                $ 129,244,185
NET ASSETS CONSIST OF:
Paid in capital                                   $ 108,267,239
Net unrealized
appreciation of
investments and futures
contracts                                            22,352,521
Accumulated net realized
loss on investments and
futures contracts                                    (1,358,312)
Distributions in excess of
net investment income                                   (17,263)
TOTAL NET ASSETS                                  $ 129,244,185
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
Net Asset Value and
Offering Price Per Share
($126,786,171 / 9,176,443
shares outstanding)                                      $13.82
Redemption Proceeds Per
Share                                                    $13.82
CLASS C SHARES:
Net Asset Value and
Offering Price Per Share
($2,458,014 / 178,212
shares outstanding)                                      $13.79
Redemption Proceeds Per
Share (99.00/100 of
$13.79) 1                                                $13.65


1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of $122)                         $    761,888
Interest                                             294,408
TOTAL INCOME                                       1,056,296
EXPENSES:
Investment advisory fee         $ 308,104
Custodian fees                     49,963
Transfer and dividend
disbursing agent fees and
expenses                           38,534
Directors'/Trustees' fees           2,545
Auditing fees                       7,518
Legal fees                          1,558
Portfolio accounting fees          32,335
Distribution services fee-
Class C Shares                      5,923
Shareholder services fee-
Institutional Shares              152,078
Shareholder services fee-
Class C Shares                      1,974
Share registration costs           16,208
Printing and postage               19,360
Insurance premiums                  1,434
Miscellaneous                       4,730
TOTAL EXPENSES                    642,264
WAIVER:
Waiver of shareholder
services fee-Institutional
Shares                            (79,080)
Net expenses                                         563,184
Net investment income                                493,112
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
Net realized loss on
investments and futures
contracts                                         (1,166,868)
Net change in unrealized
appreciation of
investments and futures
contracts                                         15,620,125
Net realized and
unrealized gain on
investments and
futures contracts                                 14,453,257
Change in net assets
resulting from operations                       $ 14,946,369


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                SIX MONTHS            YEAR
                                ENDED                 ENDED
                                (unaudited)           OCTOBER 31,
                                 APRIL 30, 1999       1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $      493,112       $     1,082,998
Net realized gain (loss) on
investments and futures
contracts ($(1,166,868)
and $7,778,675,
respectively, as computed
for federal tax purposes)            (1,166,868)            7,723,489
Net change in unrealized
appreciation
(depreciation) of
investments and futures
contracts                            15,620,125           (24,459,690)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS            14,946,369           (15,653,203)
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Institutional Shares                   (594,276)           (1,195,686)
Class C Shares                           (1,640)                 (506)
Distributions from net
realized gains on
investments and futures
contracts
Institutional Shares                 (7,701,941)          (12,347,168)
Class C Shares                          (77,652)               (3,988)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (8,375,509)          (13,547,348)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              117,303,303           234,148,863
Net asset value of shares
issued to shareholders in
payment of
distributions declared                5,415,461             6,316,298
Cost of shares redeemed            (119,640,744)         (242,139,218)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                          3,078,020            (1,674,057)
Change in net assets                  9,648,880           (30,874,608)
NET ASSETS:
Beginning of period                 119,595,305           150,469,913
End of period (including
undistributed net
investment income of $0 and
$85,541, respectively)           $  129,244,185       $   119,595,305


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             SIX MONTHS
                             ENDED
                             (unaudited)
                              APRIL 30,                           YEAR ENDED OCTOBER 31,
                              1999              1998          1997         1996         1995         1994
NET ASSET VALUE, BEGINNING
OF PERIOD                          $13.02         $16.68        $14.39       $13.33       $11.65      $12.66
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                0.05           0.13          0.15         0.16         0.15        0.11
Net realized and
unrealized gain (loss) on
investments and futures
contracts                            1.64          (2.19)         3.51         1.78         1.74       (0.23)
TOTAL FROM INVEST-MENT
OPERATIONS                           1.69          (2.06)         3.66         1.94         1.89       (0.12)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.07)         (0.14)        (0.14)       (0.16)       (0.14)     (0.11)
Distributions from net
realized gain on
investments and
futures contracts                   (0.82)         (1.46)        (1.23)       (0.72)       (0.07)      (0.78)
TOTAL DISTRIBUTIONS                 (0.89)         (1.60)        (1.37)       (0.88)       (0.21)      (0.89)
NET ASSET VALUE,
END OF PERIOD                      $13.82         $13.02        $16.68       $14.39       $13.33      $11.65
TOTAL RETURN 1                      13.60%        (13.46%)       27.54%       15.09%       16.44%      (0.91%)

RATIOS TO AVERAGE
NET ASSETS:
Expenses 2                           1.03%  3       0.95%         0.94%        0.97%        0.80%       0.84%
Net investment income 2              0.68%  3       0.67%         0.78%        0.91%        1.18%       0.87%
Expenses (after waivers)             0.90%  3       0.82%         0.76%        0.74%        0.75%       0.73%
Net investment income
(after waivers)                      0.81%  3       0.80%         0.96%        1.14%        1.23%       0.98%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                    $126,786       $118,494      $150,470     $144,690     $132,399     $98,441
Portfolio turnover                     11%            48%           52%          42%          42%         32%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS
                              ENDED              PERIOD
                             (unaudited)         ENDED
                              APRIL 30,          OCTOBER 31,
                              1999               1998 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $13.00             $16.75
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (net
operating loss)                    (0.00)  2            0.00 2
Net realized and
unrealized gain (loss) on
investments and futures
contracts                            1.62              (2.25)
TOTAL FROM INVESTMENT
OPERATIONS                           1.62              (2.25)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.01)             (0.04)
Distributions from net
realized gain on
investments and futures
contracts                           (0.82)             (1.46)
TOTAL DISTRIBUTIONS                 (0.83)             (1.50)
NET ASSET VALUE, END OF
PERIOD                             $13.79             $13.00
TOTAL RETURN 3                      13.08%            (14.47% )

RATIOS TO AVERAGE NET
ASSETS:
Expenses                             1.82%  4           1.72%  4
Net investment income (net
operating loss)                     (0.10%) 4           0.00%  4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                      $2,458             $1,101
Portfolio turnover                     11%                48%


1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount of net investment income (net operating loss) per share does not round to $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's Manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1999, the Fund had realized gains on futures contracts of $49,042. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 1999, the Fund had outstanding futures contracts as set forth below:

             CONTRACTS TO
EXPIRATION   DELIVER/                     UNREALIZED
DATE         RECEIVE           POSITION   APPRECIATION
June 1999    76 Russell 2000   Long           $506,042


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                              SIX  MONTHS     YEAR
                              ENDED           ENDED
                              APRIL 30,       OCTOBER 31,
                              1999            1998
INSTITUTIONAL SHARES:
Shares sold                     8,594,131      15,678,221
Shares issued to
shareholders in payment of
distributions declared            420,466         425,161
Shares redeemed                (8,938,672)    (16,024,006)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE
TRANSACTIONS                       75,925          79,376

                              SIX  MONTHS     PERIOD
                              ENDED           ENDED
                              APRIL 30,       OCTOBER 31,
                              1999            1998 1
CLASS C SHARES:
Shares sold                       255,556          95,668
Shares issued to
shareholders in payment of
distributions declared              5,613             303
Shares redeemed                  (167,665)        (11,263)
NET CHANGE RESULTING FROM
CLASS C SHARE TRANSACTIONS         93,504          84,708
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                169,429         164,084


1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc., (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets. The Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF
                   AVERAGE DAILY
                   NET  ASSETS
SHARE CLASS NAME   OF CLASS
Class C Shares     0.75%


SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:

Purchases   $12,220,616
Sales       $13,607,299

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Manager and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

GLEN R. JOHNSON
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

GAIL CAGNEY
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

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Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Mini-Cap Fund

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1999

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Federated
Federated
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601
3052012 (6/99)

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